                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARISII VARIABLE ANNUITY)


            SUPPLEMENT TO THE POLARISII PROSPECTUS DATED JUNE 28, 1999,

The date of this prospectus is changed to March 31, 2000.

All references throughout the prospectus to the date of the Statement of Additional Information are changed to March 31, 2000.


Date: April 3, 2000

                Please keep this Supplement with your Prospectus.

                           [POLARIS II PROFILE LOGO]


THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE POLARIS II VARIABLE ANNUITY. THE ANNUITY IS MORE FULLY DESCRIBED IN THE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY.

                                 June 28, 1999

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                       1. THE POLARIS II VARIABLE ANNUITY
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The Polaris II Variable Annuity is a contract between you and Anchor National
Life Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings. Your money could grow faster than it would in a comparable taxable investment.

Polaris II offers a diverse selection of money managers and investment options. You may divide your money among any or all 27 variable portfolios and 7 fixed account options. To the extent you invest in the variable portfolios, your investment is not guaranteed. The value of your Polaris II contract can fluctuate up and down, based on the performance of the underlying investments you select and you may experience a loss.

The variable portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are found on the next page.

The contract also offers 7 fixed account options, for different time periods. Each may have a different interest rate. Interest rates are guaranteed by Anchor National.

Like most annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable portfolios to which your money is allocated and/or the interest rate(s) earned on the fixed account option(s) in which you invest. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A federal tax penalty may apply if you make withdrawals before age 59 1/2.

During the income phase, you may receive income payments from your annuity. Your income payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where your money is allocated. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will affect the amount of your income payments during the income phase.
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                               2. INCOME OPTIONS
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You can select from one of five income options:

   (1) payments for your lifetime;

   (2) payments for your lifetime and your survivor's lifetime;

   (3) payments for your lifetime and your survivor's lifetime, but for not less than 10 or 20 years;

   (4) payments for your lifetime, but for not less than 10 or 20 years; and

   (5) payments for a specified period of 5 to 30 years.

You will also need to decide when your income payments begin and if you want your income payments to fluctuate with investment performance or remain constant. Once you begin receiving income payments, you cannot change your income option.

If your contract is part of a non-qualified retirement plan (one that is established with after-tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a qualified retirement plan using before-tax dollars, the entire income payment is taxable as income.

In addition to the above income options, you may elect to take income payments under the income protector feature, subject to the provisions thereof.

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                       3. PURCHASING A POLARIS II VARIABLE
                                ANNUITY CONTRACT
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You can buy a contract through your financial representative, who can also help you complete the proper forms. For non-qualified contracts, the minimum initial purchase payment is $5,000 and subsequent amounts of $500 or more may be added to your contract at any time during the accumulation phase. For qualified contracts, the minimum initial purchase payment is $2,000 and subsequent amounts of $250 or more may be added to your contract at any time during the accumulation phase.

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                             4. INVESTMENT OPTIONS
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You may allocate money to the following variable portfolios of the Anchor Series
Trust and/or the SunAmerica Series Trust:

ANCHOR SERIES TRUST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
      - Capital Appreciation Portfolio
      - Growth Portfolio
      - Natural Resources Portfolio
      - Government and Quality Bond Portfolio

SUNAMERICA SERIES TRUST
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Global Equities Portfolio
      - Alliance Growth Portfolio
      - Growth-Income Portfolio
  MANAGED BY DAVIS SELECTED ADVISERS, L.P.
      - Venture Value Portfolio
      - Real Estate Portfolio
  MANAGED BY FEDERATED INVESTORS
      - Federated Value Portfolio
      - Utility Portfolio
      - Corporate Bond Portfolio
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/
   GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
      - Asset Allocation Portfolio
      - Global Bond Portfolio
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Mid-Cap Growth
      - MFS Growth and Income Portfolio
      - MFS Total Return Portfolio
  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
      - International Diversified Equities Portfolio
      - Worldwide High Income Portfolio
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
      - Putnam Growth Portfolio
      - International Growth and Income Portfolio
      - Emerging Markets Portfolio
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio
      - "Dogs" of Wall Street Portfolio
      - SunAmerica Balanced Portfolio
      - High-Yield Bond Portfolio
      - Cash Management Portfolio

You may also allocate money to the 1-year fixed account option or the 3, 5, 7 and 10-year market value adjustment ("MVA") fixed account options and, under certain circumstances, the 6-month and 1-year Dollar Cost Averaging ("DCA") fixed account options.

The interest rates applicable for these fixed account options may differ from time to time, however, we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. Your contract value will be adjusted up or down for withdrawals or transfers from the 3, 5, 7 and 10-year fixed account options prior to the end of the guarantee period.
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                                  5. EXPENSES
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Each year, we deduct a $35 contract maintenance fee ($30 in North Dakota) from your contract. We also deduct insurance charges which equal 1.52% annually of the average daily value of your contract allocated to the variable portfolios.

As with other professionally managed investments, there are investment charges imposed on contracts with money allocated to the variable portfolios. We estimate these fees to range from .58 to 1.90.

If you take money out of your contract, you may be assessed a withdrawal charge which is a percentage of the money you withdraw. The percentage declines over the time the money is in the contract.

-----------------------------------------------------------------------------------------
      Year           1        2        3        4        5        6        7        8
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
 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
-----------------------------------------------------------------------------------------

Each year, you are allowed to make 15 transfers without charge. After your first 15 free transfers, a $25 transfer fee ($10 in Pennsylvania and Texas) applies to each subsequent transfer.

In a limited number of states, you may also be assessed a state premium tax of up to 3.5% depending upon the state.

The following chart is designed to help you understand the charges in your contract. The column "Total Annual Charges" shows the total of the 1.52% insurance charges, the $35 contract maintenance fee and the investment charges for each variable portfolio. We converted the contract maintenance fee to a percentage using an assumed contract size of $40,000. The actual impact of this charge on your contract may differ from this percentage.

The next two columns show two examples of the charges you would pay under the contract. The examples assume that you invested $1,000 in a contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

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                                                                                               EXAMPLES:
                                       TOTAL ANNUAL         TOTAL ANNUAL                     TOTAL EXPENSES   TOTAL EXPENSES
                                        INSURANCE            INVESTMENT       TOTAL ANNUAL     AT END OF        AT END OF
   ANCHOR SERIES TRUST PORTFOLIO         CHARGES              CHARGES           CHARGES          1 YEAR          10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation                      1.61%                 .68%             2.29%            $ 93             $262
Growth                                    1.61%                 .75%             2.36%            $ 94             $269
Natural Resources                         1.61%                 .88%             2.49%            $ 95             $282
Government and Quality Bond               1.61%                 .67%             2.28%            $ 93             $261
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SUNAMERICA SERIES TRUST PORTFOLIO
Emerging Markets*                         1.61%                1.90%             3.51%            $105             $378
International Diversified Equities        1.61%                1.26%             2.87%            $ 99             $319
Global Equities                           1.61%                 .88%             2.49%            $ 95             $282
International Growth and Income*          1.61%                1.46%             3.07%            $101             $338
Aggressive Growth*                        1.61%                 .83%             2.44%            $ 95             $277
MFS Mid-Cap Growth                        1.61%                1.00%             2.61%            $ 96             $294
Real Estate*                              1.61%                 .95%             2.56%            $ 96             $289
Putnam Growth                             1.61%                 .86%             2.47%            $ 95             $280
MFS Growth and Income(1)                  1.61%                 .73%             2.34%            $ 94             $267
Alliance Growth                           1.61%                 .64%             2.25%            $ 93             $258
"Dogs" of Wall Street*                    1.61%                 .85%             2.46%            $ 95             $279
Venture Value                             1.61%                 .75%             2.36%            $ 94             $269
Federated Value*                          1.61%                 .83%             2.44%            $ 95             $277
Growth-Income                             1.61%                 .60%             2.21%            $ 92             $254
Utility*                                  1.61%                1.01%             2.62%            $ 96             $295
Asset Allocation                          1.61%                 .64%             2.25%            $ 93             $258
MFS Total Return(2)                       1.61%                 .77%             2.38%            $ 94             $271
SunAmerica Balanced*                      1.61%                 .78%             2.39%            $ 94             $272
Worldwide High Income                     1.61%                1.08%             2.69%            $ 97             $302
High-Yield Bond                           1.61%                 .69%             2.30%            $ 93             $263
Corporate Bond                            1.61%                 .77%             2.38%            $ 94             $271
Global Bond                               1.61%                 .85%             2.46%            $ 95             $279
Cash Management                           1.61%                 .58%             2.19%            $ 92             $252
----------------------------------------------------------------------------------------------------------------------------


 * For these Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below an established maximum amount. All waivers or reimbursements may be terminated at any time. For more detailed information, see Fee Tables and Examples in the prospectus.
 (1) Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel,
     Inc.
 (2) Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel, Inc.

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                                    6. TAXES
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Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract are deferred until they are withdrawn. In a qualified contract, all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% federal tax penalty for distributions or withdrawals before age 59 1/2.

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                            7. ACCESS TO YOUR MONEY
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During the first year, you may withdraw free of a withdrawal charge an amount that is equal to the penalty-free earnings in your contract as of the date you make the withdrawal or, if you participate in the systematic withdrawal program, you may withdraw 10% of your total invested amount less any withdrawals made during the year. The penalty-free earnings amount is calculated by taking the value of your contract on the day you make the withdrawal and subtracting your total invested amount. After the first year, your maximum free withdrawal amount is the greater of: (1) the penalty-free earnings or (2) 10% of your total invested amount that has been invested for at least one year, less any withdrawals made during the year. Withdrawals in excess of these limits will be assessed a withdrawal charge.

If you withdraw your entire contract value, you will not receive the benefit of any free withdrawal amount. After your money has been in the contract for seven full years, there are no withdrawal charges on that portion of the money that you have invested for at least seven full years.

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                                 8. PERFORMANCE
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When you invest in the PolarisII Variable Annuity, your money is actually invested in the underlying portfolios of the Anchor Series Trust and/or the SunAmerica Series Trust. The value of your annuity will fluctuate depending upon the investment performance of the portfolio(s) you choose.

The following chart shows total returns for each portfolio for the time periods shown. These numbers reflect the insurance charges, the contract maintenance fee and the investment charges. Withdrawal charges are not reflected in the chart. Past performance is no guarantee of future results.

--------------------------------------------------------------
              ANCHOR SERIES                     CALENDAR
             TRUST PORTFOLIO                    YEAR 1998
--------------------------------------------------------------
  Capital Appreciation                            20.27%
  Growth                                          26.93%
  Natural Resources                              (18.80)%
  Government and Quality Bond                      7.42%
--------------------------------------------------------------
SUNAMERICA SERIES
TRUST PORTFOLIO
  Emerging Markets                               (25.62)%
  International Diversified Equities              16.60%
  Global Equities                                 20.86%
  International Growth and Income                  9.03%
  Aggressive Growth                               15.55%
  MFS Mid-Cap Growth                                 --*
  Real Estate                                    (16.76)%
  Putnam Growth                                   32.60%
  MFS Growth and Income1                          27.22%
  Alliance Growth                                 49.83%
  "Dogs" of Wall Street                           (1.83)%**
  Venture Value                                   11.96%
  Federated Value                                 16.05%
  Growth-Income                                   28.74%
  Utility                                         12.21%
  Asset Allocation                                 1.67%
  MFS Total Return2                               17.64%
  SunAmerica Balanced                             22.67%
  Worldwide High Income                          (18.45)%
  High-Yield Bond                                 (4.51)%
  Corporate Bond                                   4.31%
  Global Bond                                      9.04%
  Cash Management                                  3.51%
--------------------------------------------------------------
--------------------------------------------------------------

*  This portfolio was not available for sale during calendar year 1998.
** Inception to 12/31/98.
1 Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel, Inc. 2 Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel,
  Inc.

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                                9. DEATH BENEFIT
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If you should die during the accumulation phase, your beneficiary will receive a death benefit. You must select from the two death benefit options described below at the time you purchase your contract. Once selected, your death benefit may not be changed. You should discuss with your financial representative the options available to you and which option is best for you.

     OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION:

The death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less withdrawals (and any fees or charges applicable to such withdrawals), compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue) plus any purchase payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals); or

(3) the value of your contract on the seventh contract anniversary, plus any purchase payments since the seventh anniversary and less any withdrawals (and any fees or charges applicable to such withdrawals), all compounded at a 4% annual growth rate until the date of death (3% if 70 or older at the time of contract issue) plus any purchase payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals).

     OPTION 2 - MAXIMUM ANNIVERSARY OPTION:

The death benefit is the greater of:

(1) the value of your contract at the time we receive satisfactory proof of death; or

(2) total purchase payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

(3) the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any purchase payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since that anniversary.

If you are age 90 or older at the time of death and selected the option 2 death benefit, the death benefit will be equal to the value of your contract at the time we receive satisfactory proof of death.
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                             10. OTHER INFORMATION
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FREE LOOK: You may cancel your contract within ten days (or longer if required by your state) by mailing it to our Annuity Service Center. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

ASSET ALLOCATION REBALANCING: If selected by you, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix in the variable portfolios and the 1-year fixed account option by readjusting your money on a calendar quarter, semiannual or annual basis.

SYSTEMATIC WITHDRAWAL PROGRAM: If selected by you, this program allows you to receive either monthly, quarterly, semiannual or annual checks during the accumulation phase. Systematic withdrawals may also be electronically transferred to your bank account. Of course, withdrawals may be taxable and a 10% federal tax penalty may apply if you are under age 59 1/2.

PRINCIPAL ADVANTAGE PROGRAM: If selected by you, this program allows you to obtain growth potential without any market risk to your principal. We will guarantee that the portion of your money allocated to the 1, 3, 5, 7 or 10-year fixed account option will grow to equal your principal investment when it is allocated in accordance with the program.

DOLLAR COST AVERAGING: If selected by you, this program allows you to invest gradually in the variable portfolios from any of the variable portfolios, the 1-year fixed account option, the 6-month DCA fixed account option or the 1-year DCA fixed account option.

AUTOMATIC PAYMENT PLAN: You can add to your contract directly from your bank account with as little as $20 per month.


CONFIRMATIONS AND QUARTERLY STATEMENTS: During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.


During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.
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                                 11. INQUIRIES
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If you have questions about your contract or need to make changes, call your financial representative or contact us at:

     Anchor National Life Insurance Company
     Annuity Service Center
     P.O. Box 54299
     Los Angeles, California 90054-0299
     Telephone Number: (800) 445-SUN2

If money accompanies your correspondence, you should direct it to:

     Anchor National Life Insurance Company
     P.O. Box 100330
     Pasadena, California 91189-0001

                               [POLARIS II LOGO]

                                   PROSPECTUS
                                 JUNE 28, 1999

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for              issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the               in connection with
Polaris(II) Variable Annuity.                 VARIABLE SEPARATE ACCOUNT
                                              The annuity has 34 investment choices -7 fixed account
To learn more about the annuity               options and 27 Variable Portfolios listed below. The 7 fixed
offered by this prospectus, you can           account options include specified periods of 1, 3, 5, 7 and
obtain a copy of the Statement of             10 years and DCA accounts for 6-month and 1-year periods.
Additional Information ("SAI") dated          The 27 Variable Portfolios are part of the Anchor Series
June 28, 1999. The SAI has been filed         Trust or the SunAmerica Series Trust.
with the Securities and Exchange
Commission ("SEC") and is                     ANCHOR SERIES TRUST:
incorporated by reference into this           MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
prospectus. The Table of Contents of          - Capital Appreciation Portfolio
the SAI appears on page 21 of this            - Growth Portfolio
prospectus. For a free copy of the            - Natural Resources Portfolio
SAI, call us at (800) 445-SUN2 or             - Government and Quality Bond Portfolio
write to us at our Annuity Service
Center, P.O. Box 54299, Los Angeles,          SUNAMERICA SERIES TRUST:
California 90054-0299.                        MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
                                              - Global Equities Portfolio
In addition, the SEC maintains a              - Alliance Growth Portfolio
website (http://www.sec.gov) that             - Growth-Income Portfolio
contains the SAI, materials                   MANAGED BY DAVIS SELECTED ADVISERS, L.P.
incorporated by reference and other           - Venture Value Portfolio
information filed electronically with         - Real Estate Portfolio
the SEC by Anchor National.                   MANAGED BY FEDERATED INVESTORS
                                              - Federated Value Portfolio
ANNUITIES INVOLVE RISKS, INCLUDING            - Utility Portfolio
POSSIBLE LOSS OF PRINCIPAL, AND ARE           - Corporate Bond Portfolio
NOT A DEPOSIT OR OBLIGATION OF, OR            MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/
GUARANTEED OR ENDORSED BY, ANY BANK.          GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
THEY ARE NOT FEDERALLY INSURED BY THE         - Asset Allocation Portfolio
FEDERAL DEPOSIT INSURANCE                     - Global Bond Portfolio
CORPORATION, THE FEDERAL RESERVE              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
BOARD OR ANY OTHER AGENCY.                    - MFS Mid-Cap Growth
                                              - MFS Growth and Income Portfolio
                                              - MFS Total Return Portfolio
                                              MANAGED BY MORGAN STANLEY ASSET MANAGEMENT
                                              - International Diversified Equities Portfolio
                                              - Worldwide High Income Portfolio
                                              MANAGED BY PUTNAM INVESTMENT MANAGEMENT, INC.
                                              - Putnam Growth Portfolio
                                              - International Growth and Income Portfolio
                                              - Emerging Markets Portfolio
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - Aggressive Growth Portfolio
                                              - "Dogs" of Wall Street Portfolio
                                              - SunAmerica Balanced Portfolio
                                              - High-Yield Bond Portfolio
                                              - Cash Management Portfolio

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

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                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
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Anchor National's Annual Report on Form 10-K for the year ended September 30,
1998, and its quarterly report on Form 10-Q for the quarters ended December 31, 1998 and March 31, 1999 are incorporated herein by reference. In addition, Anchor National filed three reports on Form 8-K on January 14 and 15 and March 12, 1999. These reports are also incorporated herein by reference.

All documents or reports filed by Anchor National under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

Anchor National files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and its exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:
       Anchor National Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

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         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
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Indemnification for liabilities arising under the Securities Act of 1933 (the
"Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel this issue has been determined by controlling precedent, Anchor National not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 FEE TABLES..................................................     4
       Owner Transaction Expenses............................     4
       Annual Separate Account Expenses......................     4
       Portfolio Expenses....................................     4
 EXAMPLES....................................................     5
 THE POLARIS(II) VARIABLE ANNUITY............................     6
 PURCHASING A POLARIS(II) VARIABLE ANNUITY...................     6
       Allocation of Purchase Payments.......................     7
       Accumulation Units....................................     7
       Free Look.............................................     7
 INVESTMENT OPTIONS..........................................     7
       Variable Portfolios...................................     7
       Anchor Series Trust...................................     8
       SunAmerica Series Trust...............................     8
       Fixed Account Options.................................     8
       Market Value Adjustment ("MVA").......................     9
       Transfers During the Accumulation Phase...............     9
       Dollar Cost Averaging.................................    10
       Asset Allocation Rebalancing..........................    10
       Principal Advantage Program...........................    11
       Voting Rights.........................................    11
       Substitution..........................................    11
 ACCESS TO YOUR MONEY........................................    11
       Systematic Withdrawal Program.........................    12
       Nursing Home Waiver...................................    12
       Minimum Contract Value................................    12
 DEATH BENEFIT...............................................    12
 EXPENSES....................................................    13
       Insurance Charges.....................................    13
       Withdrawal Charges....................................    13
       Investment Charges....................................    14
       Contract Maintenance Fee..............................    14
       Transfer Fee..........................................    14
       Premium Tax...........................................    14
       Income Taxes..........................................    14
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    14
 INCOME OPTIONS..............................................    14
       Annuity Date..........................................    14
       Income Options........................................    15
       Fixed or Variable Income Payments.....................    15
       Income Payments.......................................    15
       Transfers During the Income Phase.....................    16
       Deferment of Payments.................................    16
       The Income Protector Feature..........................    16
 TAXES.......................................................    17
       Annuity Contracts in General..........................    17
       Tax Treatment of Distributions -
       Non-Qualified Contracts...............................    17
       Tax Treatment of Distributions -
       Qualified Contracts...................................    18
       Minimum Distributions.................................    18
       Diversification.......................................    18
 PERFORMANCE.................................................    18
 OTHER INFORMATION...........................................    19
       Anchor National.......................................    19
       The Separate Account..................................    19
       The General Account...................................    19
       Distribution of the Contract..........................    19
       Administration........................................    19
       Year 2000.............................................    19
       Legal Proceedings.....................................    20
       Ownership.............................................    20
       Custodian.............................................    20
       Independent Accountants...............................    20
       Registration Statement................................    20
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 21
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- MARKET VALUE ADJUSTMENT ("MVA")...............   B-1
 APPENDIX C -- PREMIUM TAXES.................................   C-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust or the SunAmerica Series Trust.

ALL FINANCIAL REPRESENTATIVES OR AGENTS THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE REQUIRED TO DELIVER A PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

Year 1......................   7%  Year 5......................   3%
Year 2......................   6%  Year 6......................   2%
Year 3......................   5%  Year 7......................   1%
Year 4......................   4%  Year 8+.....................   0%
TRANSFER FEE....................   No charge for first 15 transfers
                                   each contract year; thereafter,
                                   fee is $25 ($10 in Pennsylvania
                                   and Texas) per transfer
CONTRACT MAINTENANCE FEE*.......   $35 ($30 in North Dakota)
  *waived if contract value is $50,000 or more

  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

  Mortality and Expense Risk Charge................  1.37%
  Distribution Expense Charge......................  0.15%
                                                     -----
      TOTAL SEPARATE ACCOUNT EXPENSES                1.52%
                                                     =====

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S TWELVE-MONTH PERIOD ENDED
                               NOVEMBER 30, 1998)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation                                              .64%            .04%             .68%
-----------------------------------------------------------------------------------------------------------
Growth                                                            .70%            .05%             .75%
-----------------------------------------------------------------------------------------------------------
Natural Resources                                                 .75%            .13%             .88%
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                       .61%            .06%             .67%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED NOVEMBER 30, 1998)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Emerging Markets*                                                1.25%            .65%            1.90%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%            .26%            1.26%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                   .74%            .14%             .88%
-----------------------------------------------------------------------------------------------------------
International Growth and Income**                                1.00%            .46%            1.46%
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                 .74%            .09%             .83%
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth***                                             .75%            .25%            1.00%
-----------------------------------------------------------------------------------------------------------
Real Estate**                                                     .80%            .15%             .95%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                     .81%            .05%             .86%
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income****+                                        .70%            .03%             .73%
-----------------------------------------------------------------------------------------------------------
Alliance Growth+                                                  .61%            .03%             .64%
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street*                                            .60%            .25%             .85%*****
-----------------------------------------------------------------------------------------------------------
Venture Value                                                     .72%            .03%             .75%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                   .75%            .08%             .83%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                     .56%            .04%             .60%
-----------------------------------------------------------------------------------------------------------
Utility**                                                         .75%            .26%            1.01%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                  .59%            .05%             .64%
-----------------------------------------------------------------------------------------------------------
MFS Total Return****+                                             .67%            .10%             .77%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                               .68%            .10%             .78%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                            1.00%            .08%            1.08%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond                                                   .63%            .06%             .69%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                    .65%            .12%             .77%
-----------------------------------------------------------------------------------------------------------
Global Bond                                                       .70%            .15%             .85%
-----------------------------------------------------------------------------------------------------------
Cash Management                                                   .53%            .05%             .58%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    * Absent fee waivers or reimbursement of expenses by the adviser, you would have incurred the following expenses during the last fiscal year: Emerging Markets (2.01%) and "Dogs" of Wall Street (.92%).

   ** Absent recoupment of expenses by the adviser, you would have incurred the following expenses during the last fiscal year: International Growth and Income (1.40%); Real Estate (.93%); and Utility (.92%).

  *** This Portfolio was not available for sale during fiscal year 1998. The percentages are based on estimated amounts for the current fiscal year.

 **** As of January 4, 1998, the Growth/Phoenix Portfolio was renamed the MFS
      Growth and Income Portfolio, and the Balanced/Phoenix Portfolio was renamed the MFS Total Return Portfolio, each managed by Massachusetts Financial Services Company.

***** Annualized.

    + The expenses noted here are restated to reflect an estimate of fees for each portfolio for the current fiscal year.
     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets and:
        (a) you surrender the contract at the end of the stated time period.
        (b) you do not surrender the contract.*

                         PORTFOLIO                             1 YEAR    3 YEARS    5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Capital Appreciation                                          (a) $ 93  (a) $121   (a) $152   (a) $262
                                                              (b) $ 23  (b) $ 71   (b) $122   (b) $262
------------------------------------------------------------------------------------------------------
Growth                                                        (a) $ 94  (a) $124   (a) $156   (a) $269
                                                              (b) $ 24  (b) $ 74   (b) $126   (b) $269
------------------------------------------------------------------------------------------------------
Natural Resources                                             (a) $ 95  (a) $127   (a) $162   (a) $282
                                                              (b) $ 25  (b) $ 77   (b) $132   (b) $282
------------------------------------------------------------------------------------------------------
Government and Quality Bond                                   (a) $ 93  (a) $121   (a) $152   (a) $261
                                                              (b) $ 23  (b) $ 71   (b) $122   (b) $261
------------------------------------------------------------------------------------------------------
Emerging Markets                                              (a) $105  (a) $158   (a) $212   (a) $378
                                                              (b) $ 35  (b) $108   (b) $182   (b) $378
------------------------------------------------------------------------------------------------------
International Diversified Equities                            (a) $ 99  (a) $139   (a) $181   (a) $319
                                                              (b) $ 29  (b) $ 89   (b) $151   (b) $319
------------------------------------------------------------------------------------------------------
Global Equities                                               (a) $ 95  (a) $127   (a) $162   (a) $282
                                                              (b) $ 25  (b) $ 77   (b) $132   (b) $282
------------------------------------------------------------------------------------------------------
International Growth and Income                               (a) $101  (a) $145   (a) $191   (a) $338
                                                              (b) $ 31  (b) $ 95   (b) $161   (b) $338
------------------------------------------------------------------------------------------------------
Aggressive Growth                                             (a) $ 95  (a) $126   (a) $160   (a) $277
                                                              (b) $ 25  (b) $ 76   (b) $130   (b) $277
------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                            (a) $ 96  (a) $131   (a) $168   (a) $294
                                                              (b) $ 26  (b) $ 81   (b) $138   (b) $294
------------------------------------------------------------------------------------------------------
Real Estate                                                   (a) $ 96  (a) $130   (a) $166   (a) $289
                                                              (b) $ 26  (b) $ 80   (b) $136   (b) $289
------------------------------------------------------------------------------------------------------
Putnam Growth                                                 (a) $ 95  (a) $127   (a) $161   (a) $280
                                                              (b) $ 25  (b) $ 77   (b) $131   (b) $280
------------------------------------------------------------------------------------------------------
MFS Growth and Income                                         (a) $ 94  (a) $123   (a) $155   (a) $267
                                                              (b) $ 24  (b) $ 73   (b) $125   (b) $267
------------------------------------------------------------------------------------------------------
Alliance Growth                                               (a) $ 93  (a) $120   (a) $150   (a) $258
                                                              (b) $ 23  (b) $ 70   (b) $120   (b) $258
------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                         (a) $ 95  (a) $127   (a) $161   (a) $279
                                                              (b) $ 25  (b) $ 77   (b) $131   (b) $279
------------------------------------------------------------------------------------------------------
Venture Value                                                 (a) $ 94  (a) $124   (a) $156   (a) $269
                                                              (b) $ 24  (b) $ 74   (b) $126   (b) $269
------------------------------------------------------------------------------------------------------
Federated Value                                               (a) $ 95  (a) $126   (a) $160   (a) $277
                                                              (b) $ 25  (b) $ 76   (b) $130   (b) $277
------------------------------------------------------------------------------------------------------
Growth-Income                                                 (a) $ 92  (a) $119   (a) $148   (a) $254
                                                              (b) $ 22  (b) $ 69   (b) $118   (b) $254
------------------------------------------------------------------------------------------------------
Utility                                                       (a) $ 96  (a) $131   (a) $169   (a) $295
                                                              (b) $ 26  (b) $ 81   (b) $139   (b) $295
------------------------------------------------------------------------------------------------------
Asset Allocation                                              (a) $ 93  (a) $120   (a) $150   (a) $258
                                                              (b) $ 23  (b) $ 70   (b) $120   (b) $258
------------------------------------------------------------------------------------------------------
MFS Total Return                                              (a) $ 94  (a) $124   (a) $157   (a) $271
                                                              (b) $ 24  (b) $ 74   (b) $127   (b) $271
------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                           (a) $ 94  (a) $124   (a) $157   (a) $272
                                                              (b) $ 24  (b) $ 74   (b) $127   (b) $272
------------------------------------------------------------------------------------------------------
Worldwide High Income                                         (a) $ 97  (a) $133   (a) $172   (a) $302
                                                              (b) $ 27  (b) $ 83   (b) $142   (b) $302
------------------------------------------------------------------------------------------------------
High-Yield Bond                                               (a) $ 93  (a) $122   (a) $153   (a) $263
                                                              (b) $ 23  (b) $ 72   (b) $123   (b) $263
------------------------------------------------------------------------------------------------------
Corporate Bond                                                (a) $ 94  (a) $124   (a) $157   (a) $271
                                                              (b) $ 24  (b) $ 74   (b) $127   (b) $271
------------------------------------------------------------------------------------------------------
Global Bond                                                   (a) $ 95  (a) $127   (a) $161   (a) $279
                                                              (b) $ 25  (b) $ 77   (b) $131   (b) $279
------------------------------------------------------------------------------------------------------
Cash Management                                               (a) $ 92  (a) $118   (a) $147   (a) $252
                                                              (b) $ 22  (b) $ 68   (b) $117   (b) $252
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


         * We do not currently charge a surrender charge upon annuitization unless the contract is annuitized using the Income Protector feature. We assess the applicable surrender charge upon annuitization under the Income Protector feature assuming a full surrender of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets:
    SunAmerica Balanced (1.00%); "Dogs" of Wall Street (.85%); Aggressive Growth (.90%); Federated Value (1.03%); Utility (1.05%); Emerging Markets (1.90%); International Growth and Income (1.60%); and Real Estate (1.25%). The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

3. The Examples assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                        THE POLARIS(II) VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 27 Variable Portfolios.

The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 7.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each purchase payment withdrawn if that purchase payment has not been invested in this contract for at least 7 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the PolarisII Variable Annuity. When you purchase a PolarisII Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

----------------------------------------------------------------
----------------------------------------------------------------
                   PURCHASING A POLARIS(II) VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 17.

-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

Prior Company approval is required to accept Purchase Payments greater than $1,000,000. The Company reserves the right to refuse any Purchase Payment including one which would cause the contract value or total Purchase Payments to exceed $1,000,000 at the time of the Purchase Payment. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.00.

We may refuse any Purchase Payment. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 90.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.
We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than the amount you originally invested.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period. If you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments or (2) the value of your contract. At the end of the free look period, we allocate your money according to your instructions.
----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The contract currently offers 27 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract. The 4 available investment portfolios are:

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

     - Capital Appreciation Portfolio
     - Growth Portfolio
     - Natural Resources Portfolio
     - Government and Quality Bond Portfolio

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust has investment portfolios in addition to those listed below which are not available for investment under the contract. The 23 investment portfolios and the subadvisers are:

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
    - Global Equities Portfolio
    - Alliance Growth Portfolio
    - Growth Income Portfolio

  MANAGED BY DAVIS SELECTED ADVISERS, L.P.
    - Venture Value Portfolio
    - Real Estate Portfolio

  MANAGED BY FEDERATED INVESTORS

    - Federated Value Portfolio
    - Utility Portfolio
    - Corporate Bond Portfolio

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT/GOLDMAN
  SACHS ASSET MANAGEMENT INTERNATIONAL

    - Asset Allocation Portfolio
    - Global Bond Portfolio

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

    - MFS Mid-Cap Growth
    - MFS Growth and Income Portfolio
    - MFS Total Return Portfolio

  MANAGED BY MORGAN STANLEY ASSET MANAGEMENT

    - International Diversified Equities Portfolio
    - Worldwide High Income Portfolio

  MANAGED BY PUTNAM INVESTMENT MANAGEMENT

    - Putnam Growth Portfolio
    - International Growth and Income Portfolio
    - Emerging Markets Portfolio

  MANAGED BY SUNAMERICA ASSET MANAGEMENT, INC.

    - Aggressive Growth Portfolio
    - "Dogs" of Wall Street Portfolio
    - SunAmerica Balanced Portfolio
    - High-Yield Bond Portfolio
    - Cash Management Portfolio

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers seven fixed account options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods. Additionally, we guarantee the interest rate for money allocated to the six-month DCA fixed account and/or the one year DCA fixed account (the "DCA fixed accounts") which are available only in conjunction with the Dollar Cost Averaging Program. Please see the section on DOLLAR COST AVERAGING ON PAGE 10 for additional information about, including limitations on, and the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.

Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

There are three scenarios in which you may put money into the MVA fixed account options. In each scenario your money may be credited a different rate of interest as follows:

     - Initial Rate: Rate credited to new Purchase Payments allocated to the fixed account when you purchase your contract.

     - Current Rate: Rate credited to subsequent Purchase Payments allocated to the fixed account.

     - Renewal Rate: Rate credited to money transferred from a fixed account or a Variable Portfolio into a fixed account and to money remaining in a fixed account after expiration of a guarantee period.

Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires.

When a guarantee period ends, you may leave your money in the same fixed investment option. You may also reallocate your money to another fixed investment option (other than the DCA fixed accounts) or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or a Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 1-year or 6-month DCA fixed account while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options but will never be less than an effective rate of 3%. See DOLLAR COST AVERAGING ON PAGE 10 for more information.

MARKET VALUE ADJUSTMENT ("MVA")

NOTE: THE FOLLOWING DISCUSSION APPLIES TO THE 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS, ONLY. THESE OPTIONS ARE NOT AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR FINANCIAL REPRESENTATIVE FOR MORE INFORMATION.

If you take money out of the multi-year fixed account options before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

Anchor National does not assess a MVA against withdrawals under the following circumstances:

     - If made within 30 days after the end of a guarantee period;
     - If made to pay contract fees and charges;
     - To pay a death benefit; and
     - Upon annuitization, if occurring on the latest Annuity Date.

APPENDIX B shows how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through SunAmerica's website (http://www.sunamerica.com). We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, you may request transfers over the internet. When receiving instructions over the telephone or the internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or

     - such third party is a trustee/fiduciary, for you or appointed by you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. However, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 14.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly and count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account.
We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate this program. The DCA fixed accounts only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate a Purchase Payment into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolios over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account based on

     - the total amount of money allocated to the account, and

     - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA account. You select monthly transfers. We completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00          75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.
VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If underlying funds of the Trusts become unavailable for investment, we may be required to substitute shares of another underlying fund. We will seek prior approval of the SEC and give you notice before substituting shares.
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                              ACCESS TO YOUR MONEY
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----------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 14.

Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a MVA if a partial withdrawal comes from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct premium taxes and a contract maintenance fee. SEE EXPENSES ON PAGE 13.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract we will recoup any withdrawal charges which would have been due if your free withdrawal had not been free.

Purchase payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the seventh year will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES ON PAGE 13. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms. These are penalty free earnings and the total invested amount.

The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount is as follows:

     - Free withdrawals in any year that were in excess of your penalty free earnings and were based on the part of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal, and

     - Any prior withdrawals (including surrender charges on those withdrawals) of the total invested amount on which you already paid a surrender penalty.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.

During the first year after we issue your contract your free withdrawal amount is the greater of (1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount. If you are a Washington resident, you may withdraw during the first contract year, the greater of (1); (2); or (3) interest earnings from the amounts allocated to the fixed account options, not previously withdrawn.

After the first contract year, you can take out the greater of the following amounts each year (1) your penalty free earnings and any portion of your total invested amount no longer subject to withdrawal charges; and (2) 10% of the portion of your total invested amount that has been in your contract for at least one year. If you are a Washington resident, your maximum free withdrawal amount, after the first contract year, is the greater of (1); (2); or (3) interest earnings from amounts allocated to the fixed account options, not previously withdrawn.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 17.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account in option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. If you are an Oregon resident, the minimum withdrawal amount is $250 per withdrawal or an amount equal to your free withdrawal amount, as described on page 10. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

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----------------------------------------------------------------
                                  DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefits described below. Once selected, you can not change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals), compounded at a 4% annual growth rate until the date of death (3% growth rate if 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals); or

     3. the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death (and any fees or charges applicable to such withdrawals).

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the value of your contract at the time we receive satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if:

     - you are over age 80 at the time of contract issue, or

     - you are 90 or older at the time of your death.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 14.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We pay the death benefit when we receive satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit payment must begin immediately upon receipt of all necessary documents. In any event, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.
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                                    EXPENSES
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----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The amount of this charge is 1.52% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily.

The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY, PAGE 11. If you take money out in excess of the free withdrawal amount, and upon a full surrender, you may incur a withdrawal charge.

We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows

-------------------------------------------------------------------
           Year               1    2    3    4    5    6    7    8
-------------------------------------------------------------------
     WITHDRAWAL CHARGE       7%   6%   5%   4%   3%   2%   1%   0%
-------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase, except when you elect to receive income payments using the Income Protector feature. If you elect to receive income payments using the Income Protector feature, we assess the entire withdrawal charge applicable to Purchase Payments remaining in your contract when calculating your income benefit base. SEE INCOME OPTIONS BELOW.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 17.

INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 4 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts, enclosed or attached.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $35 contract maintenance fee ($30 in North Dakota) from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE
We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 7.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX C provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

----------------------------------------------------------------
----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your 2nd contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 17.

INCOME OPTIONS

Currently, this Contract offers five income options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with option 4 for a period of 10 years. For income payments based on joint lives, we pay according to option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the Income Protector feature you know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The Income Protector is a standard feature of your contract, if available in your state. There is no additional charge associated with this feature.

Other options were previously available under the Income Protector feature. Generally, if you purchased your contract between November 2, 1998 and March 31, 1999 and the Income Protector feature was available in your state at that time, the other provisions continue to apply to your contract. Please contact our Annuity Service Center for more information.

We reserve the right to modify, suspend or terminate the Income Protector feature at any time.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you elect to receive income payments using the Income Protector feature upon a calculation we call the income benefit base.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the total of all Purchase Payments made to the contract since the last contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector feature ONLY within the 30 days after the seventh or later contract anniversary.

The contract anniversary prior to your election to begin receiving income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed minimum fixed retirement income. Your final income benefit base is equal to (a) minus (b) where:

     (a) is equal to your income benefit base as of your income benefit date, and;

     (b) is equal to any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.

To arrive at the minimum guaranteed retirement income available to you we apply your final income benefit base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive that income annually, semi-annually quarterly or monthly for the time guaranteed under your selected income option. The income options available when using the Income Protector feature to receive your retirement income are:

     - Life Annuity with 10 Years Guaranteed, or

     - Joint and Survivor Life Annuity with 20 Years Guaranteed

At the time you elect to begin receiving income payments, we will calculate your annual income using both your income benefit base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount. You are not required to use the Income Protector feature to receive income payments.
NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction, if it applies to you, may limit your ability to use the Income Protector feature.

You may wish to consult your tax advisor for information concerning your particular circumstances.

     HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE

This table assumes $100,000 initial investment in a Non-qualified contract with no withdrawals, additional Purchase Payments or premium taxes.

-------------------------------------------------------------------------------------------------------------
                                   Minimum annual income if you elect to receive income payments
     If at issue                                   on contract anniversary . . .
    you are . . .               7                     10                    15                    20
-------------------------------------------------------------------------------------------------------------
   Male age 60*               6,108                 6,672                 7,716                 8,832
-------------------------------------------------------------------------------------------------------------
   Female age 60*             5,388                 5,880                 6,900                 8,112
-------------------------------------------------------------------------------------------------------------
   Joint**                    4,716                 5,028                 5,544                 5,928
   Male-60
   Female-60
-------------------------------------------------------------------------------------------------------------

 * Life annuity with 10 years guaranteed
** Joint and survivor life annuity with 20 years guaranteed

----------------------------------------------------------------
----------------------------------------------------------------
                                      TAXES
----------------------------------------------------------------
----------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;

(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IR; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments.

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire.

We currently waive surrender charges and MVA on withdrawals taken to meet minimum distribution requirements. Current operational practice is to provide a free withdrawal of the greater of the contract's maximum penalty free amount or the required minimum distribution amount for a particular contract (but not both).

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

----------------------------------------------------------------
----------------------------------------------------------------
                                   PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the SAI for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

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                                OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, CalAmerica Life Insurance Company, SunAmerica National Life Insurance Company, SunAmerica Asset Management Corp., Resources Trust Company, and the SunAmerica Financial Network, Inc. broker-dealers, specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.

THE SEPARATE ACCOUNT

Anchor National established Variable Separate Account ("separate account"), under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

YEAR 2000

We rely significantly on computer systems and applications in our daily operations. Many of our systems are not presently year 2000 compliant, which means that because they have historically used only two digits to identify the year in a date, they will fail to distinguish dates in the "2000s" from dates in the "1900s." Anchor National's business, financial condition and results of operations could be materially and adversely affected by the failure of our systems and applications (and those operated by third parties interfacing with our systems and applications) to properly operate or manage these dates.

Anchor National has a coordinated plan to repair or replace these noncompliant systems and to obtain similar assurances from third parties interfacing with our systems and applications. In fiscal 1997, the Company's parent recorded a $15.0 million provision for estimated programming costs to make necessary repairs of certain specific noncompliant systems, of which $6.2 million was allocated to Anchor National. In addition, the Company's parent is making expenditures which it expects will ultimately total $12.3 million to replace certain other noncompliant systems. Of these expenditures approximately $5.0 million will be allocated to Anchor National. Total expenditures relating to the replacement of noncompliant systems will be capitalized as software costs and will be amortized over future periods. Both phases of the project are progressing according to plan and were substantially completed by the end of calendar 1998. Testing of both the repaired and replacement systems is expected to be substantially completed by July 31, 1999. However, Anchor National will continue to test all of its computer systems and applications through 1999 to ensure continued compliance.

In addition, we distributed a year 2000 questionnaire to our significant suppliers, distributors, financial institutions, lessors and others we do business with to evaluate their year 2000 compliance plans and state of readiness and to determine how our systems and applications may be affected by their failure to solve their own year 2000 issues. To date, however, we have only received preliminary feedback from such parties and have not independently confirmed any information received from other parties with respect to the year 2000 issues. Therefore, we cannot assure that such other parties will complete their year 2000 conversions in a timely fashion or will not suffer a year 2000 business disruption that may adversely affect our financial condition and results of operations.

Because we expect to complete our year 2000 conversion prior to any potential disruption to our business, we have not developed a comprehensive year 2000 contingency plan. Anchor National closely monitors the progression of its plan for compliance, and if necessary, would devote additional resources to assure the timely completion of our year 2000 plan. If we determine that our business is at material risk of disruption due to the year 2000 issue or anticipate that we will not complete our year 2000 conversion in a timely fashion, we will work to enhance our contingency plans.

The above statements are forward-looking. The costs of our year 2000 conversion, the date which we have set to complete such conversion and the possible risks associated with the year 2000 issue are based on our current estimates and are subject to various uncertainties that could cause the actual results to differ materially from our expectations. Such uncertainties include, among others, our success in identifying systems and applications that are not year 2000 compliant, the nature and amount of programming required to upgrade or replace each of the affected systems and applications, the availability of qualified personnel, consultants and other resources, and the success of the year 2000 conversion efforts of others.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The PolarisII Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

INDEPENDENT ACCOUNTANTS

The financial statements of Anchor National as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 incorporated by reference in this prospectus have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

----------------------------------------------------------------
----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are tabulated below.

Separate Account..............................     3
General Account...............................     3
Performance Data..............................     4
Income Payments...............................    10
Annuity Unit Values...........................    11
Taxes.........................................    14
Distribution of Contracts.....................    17
Financial Statements..........................    18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              INCEPTION TO      FISCAL YEAR
                       PORTFOLIOS                               11/30/97         11/30/98
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Capital Appreciation (Inception Date - 6/3/97)
         Beginning AUV..................................       $   18.52         $   21.26
         Ending AUV.....................................       $   21.26         $   23.72
         Ending Number of AUs...........................       1,392,262         7,356,862
-------------------------------------------------------------------------------------------
  Growth (Inception Date - 6/3/97)
         Beginning AUV..................................       $   17.93         $   20.31
         Ending AUV.....................................       $   20.31         $   24.41
         Ending Number of AUs...........................         789,274         3,678,108
-------------------------------------------------------------------------------------------
  Natural Resources (Inception Date - 6/4/97)
         Beginning AUV..................................       $   12.39         $   11.14
         Ending AUV.....................................       $   11.14         $    9.30
         Ending Number of AUs...........................         195,946           641,479
-------------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 6/11/97)
         Beginning AUV..................................       $   11.99         $   12.65
         Ending AUV.....................................       $   12.65         $   13.66
         Ending Number of AUs...........................         395,258         5,697,571
-------------------------------------------------------------------------------------------
  Emerging Markets (Inception Date - 6/5/97)
         Beginning AUV..................................       $   10.14         $    7.97
         Ending AUV.....................................       $    7.97         $    6.14
         Ending Number of AUs...........................         663,212         2,574,316
-------------------------------------------------------------------------------------------
  International Diversified Equities (Inception Date - 6/4/97)
         Beginning AUV..................................       $   12.04         $   11.62
         Ending AUV.....................................       $   11.62         $   13.53
         Ending Number of AUs...........................       1,040,812         4,519,545
-------------------------------------------------------------------------------------------
  Global Equities (Inception Date - 6/3/97)
         Beginning AUV..................................       $   16.54         $   16.90
         Ending AUV.....................................       $   16.90         $   19.21
         Ending Number of AUs...........................         600,294         2,566,912
-------------------------------------------------------------------------------------------
  International Growth and Income (Inception Date - 6/4/97)
         Beginning AUV..................................       $    9.97         $   10.33
         Ending AUV.....................................       $   10.33         $   11.16
         Ending Number of AUs...........................       1,310,126         6,738,263
-------------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 6/9/97)
         Beginning AUV..................................       $   10.03         $   11.51
         Ending AUV.....................................       $   11.51         $   11.86
         Ending Number of AUs...........................         821,105         2,794,187
-------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date - 4/1/99
         Beginning AUV..................................       $      --         $      --
         Ending AUV.....................................       $      --         $      --
         Ending Number of AUs...........................              --                --
-------------------------------------------------------------------------------------------
  Real Estate (Inception Date - 6/4/97)
         Beginning AUV..................................       $    9.98         $   11.44
         Ending AUV.....................................       $   11.44         $    9.80
         Ending Number of AUs...........................         887,321         3,336,767
-------------------------------------------------------------------------------------------
  Putnam Growth (Inception Date - 6/3/97)
         Beginning AUV..................................       $   15.80         $   18.47
         Ending AUV.....................................       $   18.47         $   22.29
         Ending Number of AUs...........................         831,178         4,949,624
-------------------------------------------------------------------------------------------
  MFS Growth and Income* (Inception Date - 6/4/97)
         Beginning AUV..................................       $   15.82         $   17.63
         Ending AUV.....................................       $   17.63         $   20.46
         Ending Number of AUs...........................         191,101           694,076
-------------------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 6/2/97)
         Beginning AUV..................................       $   21.81         $   24.51
         Ending AUV.....................................       $   24.51         $   32.81
         Ending Number of AUs...........................       2,092,044        12,001,651
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

              * Formerly named Growth/Phoenix and managed by Phoenix Investment
                Counsel, Inc.
              AUV - Accumulation Unit Value
              AU - Accumulation Units

                                                              INCEPTION TO      FISCAL YEAR
                       PORTFOLIOS                               11/30/97         11/30/98
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  "Dogs of Wall Street" (Inception Date - 4/1/98)
         Beginning AUV..................................       $      --         $   10.00
         Ending AUV.....................................       $      --         $    9.71
         Ending Number of AUs...........................              --         4,324,225
-------------------------------------------------------------------------------------------
  Venture Value (Inception Date - 6/2/97)
         Beginning AUV..................................       $   18.63         $   21.30
         Ending AUV.....................................       $   21.30         $   23.36
         Ending Number of AUs...........................       4,281,879        20,734,371
-------------------------------------------------------------------------------------------
  Federated Value (Inception Date - 6/4/97)
         Beginning AUV..................................       $   12.14         $   13.62
         Ending AUV.....................................       $   13.62         $   15.86
         Ending Number of AUs...........................         736,333         3,783,248
-------------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 6/3/97)
         Beginning AUV..................................       $   18.84         $   21.41
         Ending AUV.....................................       $   21.41         $   25.71
         Ending Number of AUs...........................       1,949,292         9,786,202
-------------------------------------------------------------------------------------------
  Utility (Inception Date - 6/6/97)
         Beginning AUV..................................       $   11.41         $   12.74
         Ending AUV.....................................       $   12.74         $   14.56
         Ending Number of AUs...........................         177,618         1,807,529
-------------------------------------------------------------------------------------------
  Asset Allocation (Inception Date - 6/3/97)
         Beginning AUV..................................       $   16.59         $   17.98
         Ending AUV.....................................       $   17.98         $   18.22
         Ending Number of AUs...........................       1,498,681         8,996,522
-------------------------------------------------------------------------------------------
  MFS Total Return** (Inception Date - 6/10/97)
         Beginning AUV..................................       $   14.44         $   15.45
         Ending AUV.....................................       $   15.45         $   17.28
         Ending Number of AUs...........................         218,391         1,492,175
-------------------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 6/5/97)
         Beginning AUV..................................       $   11.84         $   13.22
         Ending AUV.....................................       $   13.22         $   15.60
         Ending Number of AUs...........................         363,136         3,543,245
-------------------------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 6/5/97)
         Beginning AUV..................................       $   15.57         $   15.98
         Ending AUV.....................................       $   15.98         $   13.57
         Ending Number of AUs...........................         596,308         2,430,509
-------------------------------------------------------------------------------------------
  High-Yield Bond (Inception Date - 6/9/97)
         Beginning AUV..................................       $   13.63         $   14.66
         Ending AUV.....................................       $   14.66         $   14.25
         Ending Number of AUs...........................         758,856         5,006,115
-------------------------------------------------------------------------------------------
  Corporate Bond (Inception Date - 6/9/97)
         Beginning AUV..................................       $   11.83         $   12.54
         Ending AUV.....................................       $   12.54         $   13.15
         Ending Number of AUs...........................         328,300         3,633,064
-------------------------------------------------------------------------------------------
  Global Bond (Inception Date - 6/11/97)
         Beginning AUV..................................       $   12.41         $   13.08
         Ending AUV.....................................       $   13.08         $   14.40
         Ending Number of AUs...........................         183,563         1,342,157
-------------------------------------------------------------------------------------------
  Cash Management (Inception Date - 6/5/97)
         Beginning AUV..................................       $   11.24         $   11.43
         Ending AUV.....................................       $   11.43         $   11.83
         Ending Number of AUs...........................       1,514,290         5,488,046
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

              ** Formerly named Balanced/Phoenix and managed by Phoenix
                 Investment Counsel, Inc.
              AUV - Accumulation Unit Value
              AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                                            (N/12)
                          [(1+I/(1+J+0.005)]       - 1

                  The MVA formula may differ in certain states where:

        I is the interest rate you are earning on the money invested in the fixed account option;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the 10-year term you initially agreed to leave your money in the fixed account option (N=18); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for seven full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 3.5% and the 3-year fixed account option is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%.

                                      (N/12)
The MVA factor is = [(1+I/(1+J+0.005)]       - 1
                                         (18/12)
                  = [(1.05)/(1.04+0.005)]        - 1
                              (1.5)
                  = (1.004785)      - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.007186) = +$28.74

$28.74 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 5.5% and the 3-year fixed account option is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%.

                                       (N/12)
The MVA factor is = [(1+I)/(1+J+0.005)]       - 1
                                         (18/12)
                  = [(1.05)/(1.06+0.005)]        - 1
                              (1.5)
                  = (0.985915)      - 1
                  = 0.978948 - 1
                  = - 0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                        $4,000 X (- 0.021052) = -$84.21

$84.21 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           APPENDIX C - PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
========================================================================================
California                                                        .50%          2.35%
----------------------------------------------------------------------------------------
Kentucky                                                            2%             2%
----------------------------------------------------------------------------------------
Maine                                                               0%             2%
----------------------------------------------------------------------------------------
Nevada                                                              0%           3.5%
----------------------------------------------------------------------------------------
South Dakota                                                        0%          1.25%
----------------------------------------------------------------------------------------
West Virginia                                                       1%             1%
----------------------------------------------------------------------------------------
Wyoming                                                             0%             1%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris(II) Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT










This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated March 31, 2000, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299





                                 March 31, 2000

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

Separate Account                                                              3

General Account                                                               3

Performance Data                                                              4

Income Payments                                                              10

Annuity Unit Values                                                          11

Taxes                                                                        14

Distribution of Contracts                                                    17

Financial Statements                                                         18

                                SEPARATE ACCOUNT


        Variable Separate Account was originally established by Anchor National Life Insurance Company (the "Company") on June 25, 1981, pursuant to the provisions of California law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

        The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

        The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).


                                 GENERAL ACCOUNT


        The general account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA


        From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

        In addition, the separate account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.


        For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the Separate Account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. In some cases a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was incepted in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on underlying SunAmerica Series Trust or Anchor Series Trust performance (outside of this separate account) should not be construed to be actual historical performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


        Performance data for the various Variable Portfolios are computed in the manner described below.


CASH MANAGEMENT PORTFOLIO


        For contracts without the Principal Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 1999 were 4.57% and 4.68%, respectively. For contracts with the Principal Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 1999 were 6.57% and 6.79%, respectively.


               Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

               For contracts without the Principal Rewards Program:

                      Base Period Return = (EV-SV-CMF)/(SV)


               For contracts with the Principal Rewards Program:

                      Base Period Return = (EV-SV-CMF+E)/(SV)

        where:

               SV = value of one Accumulation Unit at the start of a 7 day period

               EV = value of one Accumulation Unit at the end of the 7 day period

              CMF = an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

                E =   Premium Enhancement Rate, prorated for 7 days.


        The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

               Effective Yield = [(Base Period Return + 1)365/7 - 1]

        The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

        Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER VARIABLE PORTFOLIOS

        The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

        The total returns since each Variable Portfolio's inception date, for a 1-year period and, if applicable, for a 5-year period, are shown on the following two pages, both with and without an assumed complete redemption at the end of the stated period. Total returns for contracts without the Principal Rewards Program are on page 8 and total returns for contracts with the Principal Rewards Program are on page 9.

        Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:

- Using the seven year surrender charge schedule available on contracts issued without the Principal Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Principal Rewards Program is elected; AND

- Using the nine year surrender charge schedule available on contracts issued with the Principal Rewards Program, including the minimum Initial Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

- We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Principal Rewards Program.

                            STANDARDIZED PERFORMANCE
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999
                           (WITH/WITHOUT REDEMPTION)



                                                                                                         SINCE PRODUCT
                                   SEPARATE ACCOUNT          1 YEAR                 5 YEAR              INCEPTION DATE
                                       INCEPTION     -----------------------    ------------------    ---------------------
         VARIABLE PORTFOLIO              DATE            WITH       WITHOUT      WITH     WITHOUT       WITH       WITHOUT
         ------------------          -------------      --------    -------     ------    --------      ------     --------
Capital Appreciation                    2/12/93            58.30      65.30      31.80       32.00       23.57        23.62
Growth                                  2/19/93            17.95      24.95      25.28       25.52       18.67        18.72
Natural Resources                      10/31/94            32.28      39.28       5.20        5.69        3.94         4.26
Government & Quality Bond               2/22/93           -10.15      -3.15       5.48        5.96        4.05         4.17
Aggressive Growth                        6/3/96            74.80      81.80        N/A         N/A       27.53        28.12
MFS Mid-Cap Growth                       4/5/99              N/A        N/A        N/A         N/A       56.03        63.03
International Diversified Equities     10/31/94            15.60      22.60      11.44       11.82       10.36        10.62
Global Equities                          2/9/93            21.87      28.87      18.10       18.40       15.10        15.16
Putnam Growth                            2/9/93            20.69      27.69      26.08       26.32       18.08        18.13
MFS Growth and Income*                   2/9/93            -2.72       4.28      18.75       19.05       13.17        13.24
Alliance Growth                          2/9/93            24.04      31.04      35.37       35.55       25.68        25.71
"Dogs" of Wall Street                    4/1/98           -15.57      -8.57        N/A         N/A       -9.63        -5.99
Venture Value                          10/31/94             7.33      14.33      22.74       23.00       21.73        21.90
Federated Value                          6/3/96            -2.47       4.53        N/A         N/A       14.96        15.73
Growth-Income                            2/9/93            21.03      28.03      28.28       28.50       20.28        20.33
Utility                                  6/3/96            -6.84       0.16        N/A         N/A       11.34        12.18
Asset Allocation                         7/1/93             0.76       7.76      13.50       13.85       10.94        11.03
MFS Total Return**                     10/31/94            -5.75       1.25      12.89       13.26       12.45        12.68
SunAmerica Balanced                      6/3/96            12.49      19.49        N/A         N/A       20.12        20.82
Worldwide High Income                  10/31/94            10.37      17.37       9.45        9.86        8.75         9.03
High-Yield Bond                          2/9/93            -2.15       4.85       6.97        7.42        5.76         5.86
Corporate Bond                           7/1/93           -10.38      -3.38       5.09        5.58        3.62         3.74
Global Bond                              7/1/93            -9.57      -2.57       7.04        7.49        5.21         5.32
Emerging Markets                         6/5/97            67.55      74.55        N/A         N/A        0.92         2.80
International Growth and Income          6/4/97            15.29      22.29        N/A         N/A       12.53        14.12
Real Estate                              6/4/97           -15.98      -8.98        N/A         N/A       -6.60        -4.48


*    Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel,
     Inc.

**   Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel.
     Inc.



                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999



                                   UNDERLYING FUND
                                      INCEPTION                                   SINCE
       PORTFOLIO                         DATE              10 YEAR               INCEPTION
       ---------                      ---------            --------              ---------
Capital Appreciation                  3/23/87               21.70                  18.29
Growth                                8/13/84               15.68                  14.87
Natural Resources                      1/1/88                4.28                   5.77
Government and Quality Bond           8/13/84                5.84                   7.39

     Total return figures are based on historical data and are not intended to indicate future performance.



                  CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAM:
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999
                        (RETURN WITH/WITHOUT REDEMPTION)




                                     SEPARATE ACCOUNT       1 YEAR             5 YEAR        SINCE PRODUCT  INCEPTION DATE
                                        INCEPTION      ----------------   ----------------   -------------  --------------
         VARIABLE PORTFOLIO               DATE          WITH    WITHOUT    WITH    WITHOUT      WITH           WITHOUT
         ------------------             ---------      ------   -------   ------   -------      ------         -------
Capital Appreciation                     2/12/93        59.61    68.61     32.13    32.53        23.81          23.97
Growth                                   2/19/93        18.46    27.46     25.54    26.02        16.85          19.06
Natural Resources                       10/31/94        33.06    42.06      5.15     6.11         3.85           4.67
Government & Quality Bond                2/22/93       -10.21    -1.21      5.43     6.38         4.01           4.47
Aggressive Growth                         6/3/96        76.43    85.43       N/A      N/A        27.80          28.83
MFS Mid-Cap Growth                        4/5/99          N/A      N/A       N/A      N/A        57.29          66.29
International Diversified Equities      10/31/94        16.05    25.05     11.50    12.27        10.41          11.05
Global Equities                           2/9/93        22.45    31.45     18.27    18.87        15.24          15.49
Putnam Growth                             2/9/93        21.24    30.24     26.35    26.82        18.26          18.48
MFS Growth and Income*                    2/9/93        -2.63     6.37     18.93    19.53        13.30          13.57
Alliance Growth                           2/9/93        24.66    33.66     35.73    36.08        25.93          26.08
"Dogs" of Wall Street                     4/1/98       -15.71    -6.71       N/A      N/A       -10.37          -4.91
Venture Value                           10/31/94         7.61    16.61     22.97    23.49        21.95          22.37
Federated Value                           6/3/96        -2.38     6.62       N/A      N/A        15.03          16.37
Growth-Income                             2/9/93        21.59    30.59     28.57    29.01        20.48          20.66
Utility                                   6/3/96        -6.84     2.16       N/A      N/A        11.34          12.80
Asset Allocation                          7/1/93         0.92     9.92     13.60    14.31        11.03          11.37
MFS Total Return**                      10/31/94        -5.72     3.28     12.98    13.71        12.53          13.12
SunAmerica Balanced                       6/3/96        12.88    21.88       N/A      N/A        20.29          21.49
Worldwide High Income                   10/31/94        10.72    19.72      9.48    10.3          8.77           9.45
High-Yield Bond                           2/9/93        -2.05     6.95      6.95     7.85         5.76           6.17
Corporate Bond                            7/1/93       -10.45    -1.45      5.03     6.00         3.56           4.06
Global Bond                               7/1/93        -9.62    -0.62      7.02     7.92         5.19           5.65
Emerging Markets                          6/2/97        69.04    78.04       N/A      N/A         0.59           3.59
International Growth and Income           6/4/97        15.73    24.73       N/A      N/A        12.47          15.00
Real Estate                               6/4/97       -16.14    -7.14       N/A      N/A        -7.13          -3.74


*    Formerly named Growth/Phoenix and managed by Phoenix Investment Counsel,
     Inc.

**   Formerly named Balanced/Phoenix and managed by Phoenix Investment Counsel.
     Inc.


                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                  CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAM:
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 1999


                                            UNDERLYING FUND
         VARIABLE PORTFOLIO                  INCEPTION DATE            10 YEAR            SINCE INCEPTION
         ------------------                  --------------        ---------------        ---------------
Capital Appreciation Portfolio                  3/23/87                 21.94                  18.48
Growth Portfolio                                8/13/84                 15.91                  15.02
Natural Resources Portfolio                      1/1/88                  4.50                   5.95
Government and Quality Bond Portfolio           8/13/84                  6.05                   7.53

Total return figures are based on historical data and are not intended to indicate future performance.

        Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

        For contracts without the Principal Rewards Program:

                     n
               P(1+T)  = ERV

        For contracts with the Principal Rewards Program:

                            n
               [P(1+E)](1+T)  = ERV

where:         P =    a hypothetical initial payment of $1,000
               T =    average annual total return
               n =    number of years
               E =    Payment Enhancement Rate
             ERV =    ending redeemable value of a hypothetical $1,000 payment
                      made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

        The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

        The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of

Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

        For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

        For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.



INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

        If contract holders elect to begin Income Payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial Income Payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the Income Option selected.

        The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.

                               ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Variable Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the

Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

        (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

        The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)

                             = 1.00174825

        The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

        To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

        The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.


VARIABLE INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

        P's first variable Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

             Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

             Second Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

        Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.


                                      TAXES

GENERAL

        Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as Income Payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

        For Income Payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of Income Payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

        The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

        The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

        An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) Income Payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

        Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

        Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

        The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

        Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

        An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

QUALIFIED PLANS

        The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

        Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

        Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

        (a)    H.R. 10 PLANS

               Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (b)    TAX-SHELTERED ANNUITIES

               Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (c)    INDIVIDUAL RETIREMENT ANNUITIES

               Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.


        (d)    ROTH IRAS

               Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

        (e)    CORPORATE PENSION AND PROFIT-SHARING PLANS

               Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (f)    DEFERRED COMPENSATION PLANS - SECTION 457

               Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their Beneficiaries.


                            DISTRIBUTION OF CONTRACTS

        The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS


        The audited consolidated financial statements of the Company as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 are incorporated herein by reference to Post Effective Amendment No. 9 under the Securities Act of 1933 ("the 33 Act") and No. 11 under the Investment Company Act of 1940 ("the 40 Act") to this registration statement (file nos: 333-25473 and 811-3859) filed on December 15, 1999. Effective December 31, 1999, the Company changed its fiscal year end from September 30, to December 31. Reflecting this change, also incorporated herein by reference (to the above noted filing) is the Company's audited Transition Report as of and for the three months ended December 31, 1998. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA accounts for 6-month and 1-year periods.

        Effective December 31, 1999, Variable Separate Account changed its fiscal year end from November 30, to December 31. Reflecting this change, included in this Statement of Additional Information are the Variable Separate Account (portion relating to the Polaris II Variable Annuity) audited financial statements as of and for the one month period ended December 31, 1999 and as of November 30, 1999 and for each of the two fiscal years in the period ended November 30, 1999.


        PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Anchor National Life Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated income statement and statement of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries (the "Company")at September 30, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended September 30, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Los Angeles, California
November 9, 1998

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET

                                                                       AT SEPTEMBER 30,
                                                              ----------------------------------
                                                                   1998               1997
                                                              ---------------    ---------------
ASSETS
Investments:
  Cash and short-term investments...........................  $   333,735,000    $   113,580,000
  Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: 1998,
     $1,934,863,000; 1997, $1,942,485,000)..................    1,954,754,000      1,986,194,000
  Mortgage loans............................................      391,448,000        339,530,000
  Common stocks available for sale, at fair value (cost:
     1998, $115,000; 1997, $271,000)........................          169,000          1,275,000
  Real estate...............................................       24,000,000         24,000,000
  Other invested assets.....................................       30,636,000        143,722,000
                                                              ---------------    ---------------
          Total investments.................................    2,734,742,000      2,608,301,000
Variable annuity assets held in separate accounts...........   11,133,569,000      9,343,200,000
Accrued investment income...................................       26,408,000         21,759,000
Deferred acquisition costs..................................      539,850,000        536,155,000
Income taxes currently receivable...........................        5,869,000                 --
Other assets................................................       85,926,000         61,524,000
                                                              ---------------    ---------------
          TOTAL ASSETS......................................  $14,526,364,000    $12,570,939,000
                                                              ===============    ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts......................  $ 2,189,272,000    $ 2,098,803,000
  Reserves for guaranteed investment contracts..............      282,267,000        295,175,000
  Payable to brokers for purchases of securities............       27,053,000            263,000
  Income taxes currently payable............................               --         32,265,000
  Other liabilities.........................................      106,594,000        122,728,000
                                                              ---------------    ---------------
          Total reserves, payables and accrued
           liabilities......................................    2,605,186,000      2,549,234,000
                                                              ---------------    ---------------
Variable annuity liabilities related to separate accounts...   11,133,569,000      9,343,200,000
                                                              ---------------    ---------------
Subordinated notes payable to Parent........................       39,182,000         36,240,000
                                                              ---------------    ---------------
Deferred income taxes.......................................       95,758,000         67,047,000
                                                              ---------------    ---------------
Shareholder's equity:
  Common Stock..............................................        3,511,000          3,511,000
  Additional paid-in capital................................      308,674,000        308,674,000
  Retained earnings.........................................      332,069,000        244,628,000
  Net unrealized gains on debt and equity securities
     available for sale.....................................        8,415,000         18,405,000
                                                              ---------------    ---------------
          Total shareholder's equity........................      652,669,000        575,218,000
                                                              ---------------    ---------------
          TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY........  $14,526,364,000    $12,570,939,000
                                                              ===============    ===============

                            See accompanying notes.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                         CONSOLIDATED INCOME STATEMENT

                                                                         YEARS ENDED SEPTEMBER 30,
                                                              -----------------------------------------------
                                                                  1998             1997             1996
                                                              -------------    -------------    -------------
Investment income...........................................  $ 221,966,000    $ 210,759,000    $ 164,631,000
                                                              -------------    -------------    -------------
Interest expense on:
  Fixed annuity contracts...................................   (112,695,000)    (109,217,000)     (82,690,000)
  Guaranteed investment contracts...........................    (17,787,000)     (22,650,000)     (19,974,000)
  Senior indebtedness.......................................     (1,498,000)      (2,549,000)      (2,568,000)
  Subordinated notes payable to Parent......................     (3,114,000)      (3,142,000)      (2,556,000)
                                                              -------------    -------------    -------------
          Total interest expense............................   (135,094,000)    (137,558,000)    (107,788,000)
                                                              -------------    -------------    -------------
NET INVESTMENT INCOME.......................................     86,872,000       73,201,000       56,843,000
                                                              -------------    -------------    -------------
NET REALIZED INVESTMENT GAINS
  (LOSSES)..................................................     19,482,000      (17,394,000)     (13,355,000)
                                                              -------------    -------------    -------------
Fee income:
  Variable annuity fees.....................................    200,867,000      139,492,000      103,970,000
  Net retained commissions..................................     48,561,000       39,143,000       31,548,000
  Asset management fees.....................................     29,592,000       25,764,000       25,413,000
  Surrender charges.........................................      7,404,000        5,529,000        5,184,000
  Other fees................................................      3,938,000        3,218,000        3,390,000
                                                              -------------    -------------    -------------
          TOTAL FEE INCOME..................................    290,362,000      213,146,000      169,505,000
                                                              -------------    -------------    -------------
GENERAL AND ADMINISTRATIVE
  EXPENSES..................................................    (96,102,000)     (98,802,000)     (81,552,000)
                                                              -------------    -------------    -------------
AMORTIZATION OF DEFERRED
  ACQUISITION COSTS.........................................    (72,713,000)     (66,879,000)     (57,520,000)
                                                              -------------    -------------    -------------
ANNUAL COMMISSIONS..........................................    (18,209,000)      (8,977,000)      (4,613,000)
                                                              -------------    -------------    -------------
PRETAX INCOME...............................................    209,692,000       94,295,000       69,308,000
Income tax expense..........................................    (71,051,000)     (31,169,000)     (24,252,000)
                                                              -------------    -------------    -------------
NET INCOME..................................................  $ 138,641,000    $  63,126,000    $  45,056,000
                                                              =============    =============    =============

                            See accompanying notes.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                            YEARS ENDED SEPTEMBER 30,
                                                              -----------------------------------------------------
                                                                   1998               1997               1996
                                                              ---------------    ---------------    ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income................................................  $   138,641,000    $    63,126,000    $    45,056,000
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited to:
      Fixed annuity contracts...............................      112,695,000        109,217,000         82,690,000
      Guaranteed investment contracts.......................       17,787,000         22,650,000         19,974,000
    Net realized investment (gains) losses..................      (19,482,000)        17,394,000         13,355,000
    Amortization (accretion) of net premiums (discounts) on
     investments............................................          447,000        (18,576,000)        (8,976,000)
    Amortization of goodwill................................        1,422,000          1,187,000          1,169,000
    Provision for deferred income taxes.....................       34,087,000        (16,024,000)        (3,351,000)
  Change in:
    Accrued investment income...............................       (4,649,000)        (2,084,000)        (5,483,000)
    Deferred acquisition costs..............................     (160,926,000)      (113,145,000)       (60,941,000)
    Other assets............................................      (19,374,000)       (14,598,000)        (8,000,000)
    Income taxes currently payable..........................      (38,134,000)        10,779,000          5,766,000
    Other liabilities.......................................       (2,248,000)        14,187,000          5,474,000
  Other, net................................................       (5,599,000)           418,000           (129,000)
                                                              ---------------    ---------------    ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................       54,667,000         74,531,000         86,604,000
                                                              ---------------    ---------------    ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Premium receipts on:
    Fixed annuity contracts.................................    1,512,994,000      1,097,937,000        741,774,000
    Guaranteed investment contracts.........................        5,619,000         55,000,000        134,967,000
  Net exchanges from the fixed accounts of variable annuity
    contracts...............................................   (1,303,790,000)      (620,367,000)      (236,705,000)
  Withdrawal payments on:
    Fixed annuity contracts.................................     (191,690,000)      (242,589,000)      (263,614,000)
    Guaranteed investment contracts.........................      (36,313,000)      (198,062,000)       (16,492,000)
  Claims and annuity payments on fixed annuity contracts....      (40,589,000)       (35,731,000)       (31,107,000)
  Net receipts from (repayments of) other short-term
    financings..............................................      (10,944,000)        34,239,000       (119,712,000)
  Net receipts from a modified coinsurance transaction......      166,631,000                 --                 --
  Capital contributions received............................               --         28,411,000         27,387,000
  Dividends paid............................................      (51,200,000)       (25,500,000)       (29,400,000)
                                                              ---------------    ---------------    ---------------
NET CASH PROVIDED BY FINANCING ACTIVITIES...................       50,718,000         93,338,000        207,098,000
                                                              ---------------    ---------------    ---------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of:
    Bonds, notes and redeemable preferred stocks............  $(1,970,502,000)   $(2,566,211,000)   $(1,937,890,000)
    Mortgage loans..........................................     (131,386,000)      (266,771,000)       (15,000,000)
    Other investments, excluding short-term investments.....               --        (75,556,000)       (36,770,000)
  Sales of:
    Bonds, notes and redeemable preferred stocks............    1,602,079,000      2,299,063,000      1,241,928,000
    Real estate.............................................               --                 --            900,000
    Other investments, excluding short-term investments.....       42,458,000          6,421,000          4,937,000
  Redemptions and maturities of:
    Bonds, notes and redeemable preferred stocks............      424,393,000        376,847,000        288,969,000
    Mortgage loans..........................................       80,515,000         25,920,000         11,324,000
    Other investments, excluding short-term investments.....       67,213,000         23,940,000         20,749,000
                                                              ---------------    ---------------    ---------------
NET CASH PROVIDED (USED) BY INVESTING ACTIVITIES............      114,770,000       (176,347,000)      (420,853,000)
                                                              ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
  INVESTMENTS...............................................      220,155,000         (8,478,000)      (127,151,000)
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD......      113,580,000        122,058,000        249,209,000
                                                              ---------------    ---------------    ---------------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD............  $   333,735,000    $   113,580,000    $   122,058,000
                                                              ===============    ===============    ===============
SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid on indebtedness.............................  $     3,912,000    $     7,032,000    $     5,982,000
                                                              ===============    ===============    ===============
  Net income taxes paid.....................................  $    74,932,000    $    36,420,000    $    22,031,000
                                                              ===============    ===============    ===============

                            See accompanying notes.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

Anchor National Life Insurance Company (the "Company") is a wholly owned indirect subsidiary of SunAmerica Inc. (the "Parent"). The Company is an Arizona-domiciled life insurance company and conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations include the sale and administration of fixed and variable annuities and guaranteed investment contracts. Asset management operations, which includes the sale and management of mutual funds, is conducted by SunAmerica Asset Management Corp. Broker-dealer operations include the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period amounts have been reclassified to conform with the 1998 presentation.

The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Real estate is carried at the lower of cost or fair value. Other invested assets include investments in limited partnerships, which are accounted for by using the cost method of accounting; separate account investments; leveraged leases; policy loans, which are carried at unpaid balances; and collateralized mortgage obligation residuals.

Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability.

DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains/losses on debt and equity securities available for sale that is credited or charged directly to shareholder's equity. DAC have been decreased by $7,000,000 at September 30, 1998 and $16,400,000 at September 30, 1997 for this adjustment.

VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

GOODWILL: Goodwill, amounting to $23,339,000 at September 30, 1998, is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1997, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") and Statement of Financial Accounting Standards No. 131, "Disclosure about Segments of an Enterprise and Related Information" ("SFAS 131").

SFAS 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. SFAS 130 is effective for the Company as of October 1, 1998 and is not included in these financial statements.

SFAS 131 establishes standards for the disclosure of information about the Company's operating segments. SFAS 131 is effective for the year ending September 30, 1999 and is not included in these financial statements.

Implementation of SFAS 130 and SFAS 131 will not have an impact on the Company's results of operations, financial condition or liquidity.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 is effective for the Company as of October 1, 1999 and is not included in these financial statements. The Company has not completed its analysis of the effect of

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

3.  INVESTMENTS

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                              AMORTIZED COST    ESTIMATED FAIR VALUE
                                                              --------------    --------------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government................  $   84,377,000       $   88,239,000
  Mortgage-backed securities................................     569,613,000          584,007,000
  Securities of public utilities............................     108,431,000          106,065,000
  Corporate bonds and notes.................................     883,890,000          884,209,000
  Redeemable preferred stocks...............................       6,125,000            6,888,000
  Other debt securities.....................................     282,427,000          285,346,000
                                                              --------------       --------------
  Total.....................................................  $1,934,863,000       $1,954,754,000
                                                              ==============       ==============
AT SEPTEMBER 30, 1997:
  Securities of the United States Government................  $   18,496,000       $   18,962,000
  Mortgage-backed securities................................     636,018,000          649,196,000
  Securities of public utilities............................      22,792,000           22,893,000
  Corporate bonds and notes.................................     984,573,000        1,012,559,000
  Redeemable preferred stocks...............................       6,125,000            6,681,000
  Other debt securities.....................................     274,481,000          275,903,000
                                                              --------------       --------------
  Total.....................................................  $1,942,485,000       $1,986,194,000
                                                              ==============       ==============

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of September 30, 1998, follow:

                                                              AMORTIZED COST    ESTIMATED FAIR VALUE
                                                              --------------    --------------------
Due in one year or less.....................................  $   19,124,000       $   19,319,000
Due after one year through five years.......................     313,396,000          318,943,000
Due after five years through ten years......................     744,740,000          750,286,000
Due after ten years.........................................     287,990,000          282,199,000
Mortgage-backed securities..................................     569,613,000          584,007,000
                                                              --------------       --------------
Total.......................................................  $1,934,863,000       $1,954,754,000
                                                              ==============       ==============

Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                 GROSS          GROSS
                                                              UNREALIZED      UNREALIZED
                                                                 GAINS          LOSSES
                                                              -----------    ------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government................  $ 3,862,000    $         --
  Mortgage-backed securities................................   15,103,000        (709,000)
  Securities of public utilities............................    2,420,000      (4,786,000)
  Corporate bonds and notes.................................   31,795,000     (31,476,000)
  Redeemable preferred stocks...............................      763,000              --
  Other debt securities.....................................    5,235,000      (2,316,000)
                                                              -----------    ------------
  Total.....................................................  $59,178,000    $(39,287,000)
                                                              ===========    ============
AT SEPTEMBER 30, 1997:
  Securities of the United States Government................  $   498,000    $    (32,000)
  Mortgage-backed securities................................   14,998,000      (1,820,000)
  Securities of public utilities............................      141,000         (40,000)
  Corporate bonds and notes.................................   28,691,000        (705,000)
  Redeemable preferred stocks...............................      556,000              --
  Other debt securities.....................................    1,569,000        (147,000)
                                                              -----------    ------------
  Total.....................................................  $46,453,000    $ (2,744,000)
                                                              ===========    ============

Gross unrealized gains on equity securities available for sale aggregated $54,000 and $1,004,000 at September 30, 1998 and 1997, respectively. There were no unrealized losses at September 30, 1998 and 1997.

Gross realized investment gains and losses on sales of investments are as follows:

                                                                   YEARS ENDED SEPTEMBER 30,
                                                          --------------------------------------------
                                                              1998            1997            1996
                                                          ------------    ------------    ------------
BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS:
  Realized gains........................................  $ 28,086,000    $ 22,179,000    $ 14,532,000
  Realized losses.......................................    (4,627,000)    (25,310,000)    (10,432,000)

COMMON STOCKS:
  Realized gains........................................       337,000       4,002,000         511,000
  Realized losses.......................................            --        (312,000)     (3,151,000)

OTHER INVESTMENTS:
  Realized gains........................................     8,824,000       2,450,000       1,135,000
IMPAIRMENT WRITEDOWNS...................................   (13,138,000)    (20,403,000)    (15,950,000)
                                                          ------------    ------------    ------------
          Total net realized investment gains and
            losses......................................  $ 19,482,000    $(17,394,000)   $(13,355,000)
                                                          ============    ============    ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

The sources and related amounts of investment income are as follows:

                                                                   YEARS ENDED SEPTEMBER 30,
                                                          --------------------------------------------
                                                              1998            1997            1996
                                                          ------------    ------------    ------------
Short-term investments..................................  $ 12,524,000    $ 11,780,000    $ 10,647,000
Bonds, notes and redeemable preferred stocks............   156,140,000     163,038,000     140,387,000
Mortgage loans..........................................    29,996,000      17,632,000       8,701,000
Common stocks...........................................        34,000          16,000           8,000
Real estate.............................................      (467,000)       (296,000)       (196,000)
Cost-method partnerships................................    24,311,000       6,725,000       4,073,000
Other invested assets...................................      (572,000)     11,864,000       1,011,000
                                                          ------------    ------------    ------------
          Total investment income.......................  $221,966,000    $210,759,000    $164,631,000
                                                          ============    ============    ============

Expenses incurred to manage the investment portfolio amounted to $1,910,000 for the year ended September 30, 1998, $2,050,000 for the year ended September 30, 1997, and $1,737,000 for the year ended September 30, 1996, and are included in General and Administrative Expenses in the income statement.

At September 30, 1998, no investment exceeded 10% of the Company's consolidated shareholder's equity.

At September 30, 1998, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 21% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 14% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

At September 30, 1998, bonds, notes and redeemable preferred stocks included $167,564,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at September 30, 1998.

At September 30, 1998, the carrying value of investments in default as to the payment of principal or interest was $917,000, all of which were mortgage loans. Such nonperforming investments had an estimated fair value equal to their carrying value.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At September 30, 1998, the Company had one outstanding Swap Agreement with a notional principal amount of $21,538,000, which matures in December 2024. The net interest paid amounted to $278,000 and $125,000 for the years ended September 30, 1998 and 1997, respectively, and is included in Interest Expense on Guaranteed Investment Contracts in the income statement.

At September 30, 1998, $5,154,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

4.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for cost-method partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

COST-METHOD PARTNERSHIPS: Fair value of limited partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts and single premium life contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

PAYABLE TO BROKERS FOR PURCHASES OF SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

SUBORDINATED NOTES PAYABLE TO PARENT: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

The estimated fair values of the Company's financial instruments at September 30, 1998 and 1997, compared with their respective carrying values, are as follows:

                                                              CARRYING VALUE       FAIR VALUE
                                                              ---------------    ---------------
1998:
ASSETS:
  Cash and short-term investments...........................  $   333,735,000    $   333,735,000
  Bonds, notes and redeemable preferred stocks..............    1,954,754,000      1,954,754,000
  Mortgage loans............................................      391,448,000        415,981,000
  Common stocks.............................................          169,000            169,000
  Cost-method partnerships..................................        4,403,000         12,744,000
  Variable annuity assets held in separate accounts.........   11,133,569,000     11,133,569,000
LIABILITIES:
  Reserves for fixed annuity contracts......................    2,189,272,000      2,116,874,000
  Reserves for guaranteed investment contracts..............      282,267,000        282,267,000
  Payable to brokers for purchases of securities............       27,053,000         27,053,000
  Variable annuity liabilities related to separate
     accounts...............................................   11,133,569,000     10,696,607,000
  Subordinated notes payable to Parent......................       39,182,000         40,550,000
                                                              ===============    ===============
1997:
ASSETS:
  Cash and short-term investments...........................  $   113,580,000    $   113,580,000
  Bonds, notes and redeemable preferred stocks..............    1,986,194,000      1,986,194,000
  Mortgage loans............................................      339,530,000        354,495,000
  Common stocks.............................................        1,275,000          1,275,000
  Cost-method partnerships..................................       46,880,000         84,186,000
  Variable annuity assets held in separate accounts.........    9,343,200,000      9,343,200,000
LIABILITIES:
  Reserves for fixed annuity contracts......................    2,098,803,000      2,026,258,000
  Reserves for guaranteed investment contracts..............      295,175,000        295,175,000
  Payable to brokers for purchases of securities............          263,000            263,000
  Variable annuity liabilities related to separate
     accounts...............................................    9,343,200,000      9,077,200,000
  Subordinated notes payable to Parent......................       36,240,000         37,393,000
                                                              ===============    ===============

5.  SUBORDINATED NOTES PAYABLE TO PARENT

Subordinated notes and accrued interest payable to Parent totaled $39,182,000 at interest rates ranging from 8.5% to 9% at September 30, 1998, and require principal payments of $23,060,000 in 1999, $5,400,000 in 2000 and $10,000,000 in
2001.

6.  REINSURANCE

On August 11, 1998, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involves the ceding of approximately $5,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands stock life insurance company, effective December 31, 1997. As a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities.

As payments are made to the reinsurer, the reduction of DAC is relieved. The net reduction in DAC at September 30, 1998 was $166,631,000. Certain expenses related to this transaction are being charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement is not material.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

7.  CONTINGENT LIABILITIES

The Company has entered into three agreements in which it has provided liquidity support for certain short-term securities of two municipalities by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees is $242,600,000. Management does not anticipate any material future losses with respect to these liquidity support facilities. An additional $51,000,000 has been committed to investments in the process of being funded or to be available in the case of certain natural disasters, for which the Company receives a fee.

The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position or results of operations.

8.  SHAREHOLDER'S EQUITY

The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At September 30, 1998 and 1997, 3,511 shares were outstanding.

Changes in shareholder's equity are as follows:

                                                                   YEARS ENDED SEPTEMBER 30,
                                                          --------------------------------------------
                                                              1998            1997            1996
                                                          ------------    ------------    ------------
ADDITIONAL PAID-IN CAPITAL:
  Beginning balances....................................  $308,674,000    $280,263,000    $252,876,000
  Capital contributions received........................            --      28,411,000      27,387,000
                                                          ------------    ------------    ------------
  Ending balances.......................................  $308,674,000    $308,674,000    $280,263,000
                                                          ============    ============    ============
RETAINED EARNINGS:
  Beginning balances....................................  $244,628,000    $207,002,000    $191,346,000
  Net income............................................   138,641,000      63,126,000      45,056,000
  Dividend paid.........................................   (51,200,000)    (25,500,000)    (29,400,000)
                                                          ------------    ------------    ------------
  Ending balances.......................................  $332,069,000    $244,628,000    $207,002,000
                                                          ============    ============    ============
NET UNREALIZED GAINS (LOSSES) ON
  DEBT AND EQUITY SECURITIES
  AVAILABLE FOR SALE:
  Beginning balances....................................  $ 18,405,000    $ (5,521,000)   $ (5,673,000)
  Change in net unrealized gains (losses) on debt
     securities available for sale......................   (23,818,000)     57,463,000      (2,904,000)
  Change in net unrealized gains (losses) on equity
     securities available for sale......................      (950,000)        (55,000)      3,538,000
  Change in adjustment to deferred acquisition costs....     9,400,000     (20,600,000)       (400,000)
  Tax effects of net changes............................     5,378,000     (12,882,000)        (82,000)
                                                          ------------    ------------    ------------
  Ending balances.......................................  $  8,415,000    $ 18,405,000    $ (5,521,000)
                                                          ============    ============    ============

Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Dividends in the amounts of $51,200,000, $25,500,000 and $29,400,000 were paid on June 4, 1998, April 1, 1997 and March 18, 1996, respectively.

Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the nine months ended September 30, 1998 was $64,125,000. The statutory net income for the year ended December 31, 1997 was $74,407,000, and the statutory net income for the year ended December 31, 1996 was $27,928,000. The Company's statutory

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
capital and surplus was $537,542,000 at September 30, 1998, $567,979,000 at December 31, 1997 and $311,176,000 at December 31, 1996.

9.  INCOME TAXES

The components of the provisions for federal income taxes on pretax income consist of the following:

                                                           NET REALIZED
                                                            INVESTMENT
                                                          GAINS (LOSSES)     OPERATIONS        TOTAL
                                                          --------------    ------------    ------------
1998:
  Currently payable.....................................   $  4,221,000     $ 32,743,000    $ 36,964,000
  Deferred..............................................       (550,000)      34,637,000      34,087,000
                                                           ------------     ------------    ------------
          Total income tax expense......................   $  3,671,000     $ 67,380,000    $ 71,051,000
                                                           ============     ============    ============
1997:
  Currently payable.....................................   $ (3,635,000)    $ 50,828,000    $ 47,193,000
  Deferred..............................................     (2,258,000)     (13,766,000)    (16,024,000)
                                                           ------------     ------------    ------------
          Total income tax expense......................   $ (5,893,000)    $ 37,062,000    $ 31,169,000
                                                           ============     ============    ============
1996:
  Currently payable.....................................   $  5,754,000     $ 21,849,000    $ 27,603,000
  Deferred..............................................    (10,347,000)       6,996,000      (3,351,000)
                                                           ------------     ------------    ------------
          Total income tax expense......................   $ (4,593,000)    $ 28,845,000    $ 24,252,000
                                                           ============     ============    ============

Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                                     YEARS ENDED SEPTEMBER 30,
                                                             -----------------------------------------
                                                                1998           1997           1996
                                                             -----------    -----------    -----------
Amount computed at statutory rate..........................  $73,392,000    $33,003,000    $24,258,000
Increases (decreases) resulting from:
  Amortization of differences between book and tax bases of
     net assets acquired...................................      460,000        666,000        464,000
  State income taxes, net of federal tax benefit...........    5,530,000      1,950,000      2,070,000
  Dividends-received deduction.............................   (7,254,000)    (4,270,000)    (2,357,000)
  Tax credits..............................................   (1,296,000)      (318,000)      (257,000)
  Other, net...............................................      219,000        138,000         74,000
                                                             -----------    -----------    -----------
          Total income tax expense.........................  $71,051,000    $31,169,000    $24,252,000
                                                             ===========    ===========    ===========

For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at September 30, 1998. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                                      SEPTEMBER 30,
                                                              ------------------------------
                                                                  1998             1997
                                                              -------------    -------------
DEFERRED TAX LIABILITIES:
Investments.................................................  $  17,643,000    $  13,160,000
Deferred acquisition costs..................................    223,392,000      154,949,000
State income taxes..........................................      2,873,000        1,777,000
Other liabilities...........................................        144,000               --
Net unrealized gains on debt and equity securities available
  for sale..................................................      4,531,000        9,910,000
                                                              -------------    -------------
Total deferred tax liabilities..............................    248,583,000      179,796,000
                                                              -------------    -------------
DEFERRED TAX ASSETS:
Contractholder reserves.....................................   (149,915,000)    (108,090,000)
Guaranty fund assessments...................................     (2,910,000)      (2,707,000)
Other assets................................................             --       (1,952,000)
                                                              -------------    -------------
Total deferred tax assets...................................   (152,825,000)    (112,749,000)
                                                              -------------    -------------
Deferred income taxes.......................................  $  95,758,000    $  67,047,000
                                                              =============    =============

10.  RELATED-PARTY MATTERS

The Company pays commissions to five affiliated companies, SunAmerica Securities, Inc., Advantage Capital Corp., Financial Services Corp., Sentra Securities Corp. and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $32,946,000 in 1998, $25,492,000 in 1997, and $16,906,000 in 1996. These
broker-dealers, when combined with the Company's wholly owned broker-dealer, represent a significant portion of the Company's business, amounting to approximately 33.6%, 36.1%, and 38.3% of premiums in 1998, 1997, and 1996, respectively. The Company also sells its products through unaffiliated broker-dealers, the largest two of which represented approximately 17.3% and 8.4% of premiums in 1998, 19.2% and 10.1% in 1997, and 19.7% and 10.2% in 1996,
respectively.

The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, whose purpose is to provide services to the Company and its affiliates. Amounts paid for such services totaled $84,975,000 for the year ended September 30, 1998, $86,116,000 for the year ended September 30, 1997 and $65,351,000 for the year ended September 30, 1996. The marketing component of such costs during these periods amounted to $39,482,000, $31,968,000 and $17,442,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

The Parent made a capital contribution of $28,411,000 in December 1996 to the Company, through the Company's direct parent, in exchange for the termination of its guaranty with respect to certain real estate owned in Arizona. Accordingly, the Company reduced the carrying value of this real estate to estimated fair value to reflect the termination of the guaranty.

During the year ended September 30, 1998, the Company sold various invested assets to the Parent for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

During the year ended September 30, 1998, the Company purchased certain invested assets from the Parent, SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value, which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

During the year ended September 30, 1997, the Company sold various invested assets to SunAmerica Life Insurance Company and to CalAmerica Life Insurance Company for cash equal to their current market value of $15,776,000 and $15,000, respectively. The Company recorded a net gain aggregating $276,000 on such transactions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

During the year ended September 30, 1997, the Company purchased certain invested assets from SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value of $8,717,000 and $284,000, respectively.

During the year ended September 30, 1996, the Company sold various invested assets to the Parent and to SunAmerica Life Insurance Company for cash equal to their current market value of $274,000 and $47,321,000, respectively. The Company recorded a net loss aggregating $3,000 on such transactions.

During the year ended September 30, 1996, the Company purchased certain invested assets from SunAmerica Life Insurance Company for cash equal to their current market value, which aggregated $28,379,000.

11.  BUSINESS SEGMENTS

Summarized data for the Company's business segments follow:

                                                                    TOTAL
                                                                 DEPRECIATION
                                                                     AND
                                                    TOTAL        AMORTIZATION       PRETAX            TOTAL
                                                   REVENUES        EXPENSE          INCOME           ASSETS
                                                 ------------    ------------    ------------    ---------------
1998:
  Annuity operations...........................  $443,407,000    $60,731,000     $178,120,000    $14,366,018,000
  Broker-dealer operations.....................    47,363,000      1,770,000       22,401,000         55,870,000
  Asset management operations..................    41,040,000     14,780,000        9,171,000        104,476,000
                                                 ------------    -----------     ------------    ---------------
          Total................................  $531,810,000    $77,281,000     $209,692,000    $14,526,364,000
                                                 ============    ===========     ============    ===============
1997:
  Annuity operations...........................  $332,845,000    $55,675,000     $ 74,792,000    $12,438,021,000
  Broker-dealer operations.....................    38,005,000        689,000       16,705,000         51,400,000
  Asset management operations..................    35,661,000     16,357,000        2,798,000         81,518,000
                                                 ------------    -----------     ------------    ---------------
          Total................................  $406,511,000    $72,721,000     $ 94,295,000    $12,570,939,000
                                                 ============    ===========     ============    ===============
1996:
  Annuity operations...........................  $256,681,000    $43,974,000     $ 53,827,000    $ 9,092,770,000
  Broker-dealer operations.....................    31,053,000        449,000       13,033,000         37,355,000
  Asset management operations..................    33,047,000     18,295,000        2,448,000         74,410,000
                                                 ------------    -----------     ------------    ---------------
          Total................................  $320,781,000    $62,718,000     $ 69,308,000    $ 9,204,535,000
                                                 ============    ===========     ============    ===============

12.  SUBSEQUENT EVENTS

On July 15, 1998, the Company entered into a definitive agreement to acquire the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") via a 100% coinsurance transaction for approximately $130,000,000 in cash. The transaction will include approximately $2,000,000,000 of universal life reserves and $3,000,000,000 of fixed annuity reserves. The Company plans to reinsure a large portion of the mortality risk associated with the acquired block of universal life business. Completion of this acquisition is expected by the end of calendar year 1998 and is subject to customary conditions and required approvals. Included in this block of business is approximately $250,000,000 of individual life business and $500,000,000 of group annuity business whose contract owners are residents of New York State ("the New York Business"). Approximately six months subsequent to completion of the transaction, the New York Business will be acquired by the Company's New York affiliate, First SunAmerica Life Insurance Company, and the remainder of the business will be acquired by the Company via assumption reinsurance agreements between MBL Life and the respective companies, which will supersede the coinsurance agreement. The $130,000,000 purchase price will be allocated between the Company and its affiliate based on their respective assumed life insurance reserves.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

12.  SUBSEQUENT EVENTS (CONTINUED)
On August 20, 1998, the Parent announced that it has entered into a definite agreement to merge with and into American International Group, Inc. ("AIG"). Under the terms of the agreement, each share of the Parent's common stock (including Nontransferable Class B) will be exchanged for 0.855 shares of AIG's common stock. The transaction will be treated as a pooling of interests for accounting purposes and will be a tax-free reorganization. The transaction was approved by both the Parent's and AIG's shareholders on November 18, 1998, and, subject to various regulatory approvals, will be completed in late 1998 or early 1999.

                        Report of Independent Accountants



To the Board of Directors and Shareholder of Anchor National Life Insurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statement of income and comprehensive income and cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries (the "Company") at December 31, 1998, September 30, 1998 and 1997, and the results of their operations and their cash flows for the three months ended December 31, 1998 and for each of the three fiscal years in the period ended September 30, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Los Angeles, California



November 19, 1999

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                                                At September 30,
                                                    December 31,      ------------------------------------
                                                       1998                 1998                 1997
                                                 ---------------      ---------------      ---------------
ASSETS

Investments:
   Cash and short-term investments               $ 3,303,454,000      $   333,735,000      $   113,580,000
   Bonds, notes and redeemable
      preferred stocks available for sale,
      at fair value (amortized cost:
      December 1998, $4,252,740,000;
      September 1998, $1,934,863,000;
      September 1997, $1,942,485,000)              4,248,840,000        1,954,754,000        1,986,194,000
   Mortgage loans                                    388,780,000          391,448,000          339,530,000
   Policy loans                                      320,688,000           11,197,000           10,948,000
   Common stocks available for sale,
      at fair value (cost: December 1998,
      $1,409,000; September 1998, $115,000;
      September 1997, $271,000)                        1,419,000              169,000            1,275,000
   Partnerships                                        4,577,000            4,403,000           46,880,000
   Real estate                                        24,000,000           24,000,000           24,000,000
   Other invested assets                              15,185,000           15,036,000           85,894,000
                                                 ---------------      ---------------      ---------------

   Total investments                               8,306,943,000        2,734,742,000        2,608,301,000

Variable annuity assets held in separate
   accounts                                       13,767,213,000       11,133,569,000        9,343,200,000
Accrued investment income                             73,441,000           26,408,000           21,759,000
Deferred acquisition costs                           866,053,000          539,850,000          536,155,000
Income taxes currently receivable                           --              5,869,000                 --
Receivable from brokers for sales of
   securities                                         22,826,000           23,904,000            2,290,000
Other assets                                         109,857,000           85,926,000           61,524,000
                                                 ---------------      ---------------      ---------------

TOTAL ASSETS                                     $23,146,333,000      $14,550,268,000      $12,573,229,000
                                                 ===============      ===============      ===============



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                                                   At September 30,
                                                    December 31,        --------------------------------------
                                                       1998                   1998                  1997
                                                 ----------------       ----------------      ----------------
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  5,500,157,000       $  2,189,272,000      $  2,098,803,000
   Reserves for universal life insurance
      contracts                                     2,339,194,000                   --                    --
   Reserves for guaranteed investment
      contracts                                       306,461,000            282,267,000           295,175,000
   Payable to brokers for purchases of
      securities                                             --               50,957,000             2,553,000
   Income taxes currently payable                      11,123,000                   --              32,265,000
   Other liabilities                                  160,020,000            106,594,000           122,728,000
                                                 ----------------       ----------------      ----------------

   Total reserves, payables
      and accrued liabilities                       8,316,955,000          2,629,090,000         2,551,524,000
                                                 ----------------       ----------------      ----------------

Variable annuity liabilities related to
   separate accounts                               13,767,213,000         11,133,569,000         9,343,200,000
                                                 ----------------       ----------------      ----------------

Subordinated notes payable to affiliates              209,367,000             39,182,000            36,240,000
                                                 ----------------       ----------------      ----------------

Deferred income taxes                                 105,772,000             95,758,000            67,047,000
                                                 ----------------       ----------------      ----------------

Shareholder's equity:
   Common Stock                                         3,511,000              3,511,000             3,511,000
   Additional paid-in capital                         378,674,000            308,674,000           308,674,000
   Retained earnings                                  366,460,000            332,069,000           244,628,000
   Accumulated other comprehensive
      income (loss)                                    (1,619,000)             8,415,000            18,405,000
                                                 ----------------       ----------------      ----------------

   Total shareholder's equity                         747,026,000            652,669,000           575,218,000
                                                 ----------------       ----------------      ----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 23,146,333,000       $ 14,550,268,000      $ 12,573,229,000
                                                 ================       ================      ================



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                                                          Years Ended September 30,
                                     Three Months Ended     -----------------------------------------------------
                                      December 31, 1998         1998                 1997                1996
                                     ------------------     -------------       -------------       -------------
Investment income                       $  54,278,000       $ 221,966,000       $ 210,759,000       $ 164,631,000
                                        -------------       -------------       -------------       -------------

Interest expense on:
   Fixed annuity contracts                (22,828,000)       (112,695,000)       (109,217,000)        (82,690,000)
   Guaranteed investment
      contracts                            (3,980,000)        (17,787,000)        (22,650,000)        (19,974,000)
   Senior indebtedness                        (34,000)         (1,498,000)         (2,549,000)         (2,568,000)
   Subordinated notes payable to
      affiliates                             (471,000)         (3,114,000)         (3,142,000)         (2,556,000)
                                        -------------       -------------       -------------       -------------

   Total interest expense                 (27,313,000)       (135,094,000)       (137,558,000)       (107,788,000)
                                        -------------       -------------       -------------       -------------

NET INVESTMENT INCOME                      26,965,000          86,872,000          73,201,000          56,843,000
                                        -------------       -------------       -------------       -------------

NET REALIZED INVESTMENT GAINS
   (LOSSES)                                   271,000          19,482,000         (17,394,000)        (13,355,000)
                                        -------------       -------------       -------------       -------------

Fee income:
   Variable annuity fees                   58,806,000         200,867,000         139,492,000         103,970,000
   Net retained commissions                11,479,000          48,561,000          39,143,000          31,548,000
   Asset management fees                    8,068,000          29,592,000          25,764,000          25,413,000
   Surrender charges                        3,239,000           7,404,000           5,529,000           5,184,000
   Other fees                               1,738,000           3,938,000           3,218,000           3,390,000
                                        -------------       -------------       -------------       -------------

TOTAL FEE INCOME                           83,330,000         290,362,000         213,146,000         169,505,000
                                        -------------       -------------       -------------       -------------

GENERAL AND ADMINISTRATIVE
   EXPENSES                               (22,375,000)        (96,102,000)        (98,802,000)        (81,552,000)
                                        -------------       -------------       -------------       -------------

AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                      (27,070,000)        (72,713,000)        (66,879,000)        (57,520,000)
                                        -------------       -------------       -------------       -------------

ANNUAL COMMISSIONS                         (6,624,000)        (18,209,000)         (8,977,000)         (4,613,000)
                                        -------------       -------------       -------------       -------------

PRETAX INCOME                              54,497,000         209,692,000          94,295,000          69,308,000

Income tax expense                        (20,106,000)        (71,051,000)        (31,169,000)        (24,252,000)
                                        -------------       -------------       -------------       -------------

NET INCOME                                 34,391,000         138,641,000          63,126,000          45,056,000
                                        -------------       -------------       -------------       -------------

Other comprehensive income, net
  of tax:

Net unrealized gains on bonds and
  notes available for sale:
      Net unrealized gains
         identified in the current
         period                           (10,249,000)         (4,027,000)         16,605,000         (11,265,000)
      Less reclassification
         Adjustment for net
         realized gains included
         in net income                        215,000          (5,963,000)          7,321,000          11,417,000
                                        -------------       -------------       -------------       -------------

OTHER COMPREHENSIVE INCOME (LOSS)         (10,034,000)         (9,990,000)         23,926,000             152,000
                                        -------------       -------------       -------------       -------------

COMPREHENSIVE INCOME                    $  24,357,000       $ 128,651,000       $  87,052,000       $  45,208,000
                                        =============       =============       =============       =============



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                                    Years Ended September 30,
                                           Three Months Ended      -----------------------------------------------------------
                                            December 31, 1998            1998                  1997                  1996
                                           ------------------      ---------------       ---------------       ---------------
CASH FLOWS FROM OPERATING
   ACTIVITIES:
   Net income                                $    34,391,000       $   138,641,000       $    63,126,000       $    45,056,000
   Adjustments to reconcile net
      income to net cash provided
      by operating activities:
         Interest credited to:
            Fixed annuity contracts               22,828,000           112,695,000           109,217,000            82,690,000
            Guaranteed investment
               contracts                           3,980,000            17,787,000            22,650,000            19,974,000
         Net realized investment losses
           (gains)                                  (271,000)          (19,482,000)           17,394,000            13,355,000
         Amortization (accretion) of
            net premiums (discounts)
            on investments                        (1,199,000)              447,000           (18,576,000)           (8,976,000)
         Amortization of goodwill                    356,000             1,422,000             1,187,000             1,169,000
         Provision for deferred income
            taxes                                 15,945,000            34,087,000           (16,024,000)           (3,351,000)
   Change in:
      Accrued investment income                   (1,512,000)           (4,649,000)           (2,084,000)           (5,483,000)
      Deferred acquisition costs                 (34,328,000)         (160,926,000)         (113,145,000)          (60,941,000)
      Other assets                               (21,070,000)          (19,374,000)          (14,598,000)           (8,000,000)
      Income taxes currently payable              16,992,000           (38,134,000)           10,779,000             5,766,000
      Other liabilities                            5,617,000            (2,248,000)           14,187,000             5,474,000
   Other, net                                      5,510,000            (5,599,000)              418,000              (129,000)
                                             ---------------       ---------------       ---------------       ---------------

NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                     47,239,000            54,667,000            74,531,000            86,604,000
                                             ---------------       ---------------       ---------------       ---------------

CASH FLOWS FROM INVESTING
   ACTIVITIES:
   Purchases of:
      Bonds, notes and redeemable
         preferred stocks                       (392,515,000)       (1,970,502,000)       (2,566,211,000)       (1,937,890,000)
      Mortgage loans                              (4,962,000)         (131,386,000)         (266,771,000)          (15,000,000)
      Other investments, excluding
         short-term investments                   (1,992,000)                 --             (75,556,000)          (36,770,000)
   Sales of:
      Bonds, notes and redeemable
         Preferred stocks                        265,039,000         1,602,079,000         2,299,063,000         1,241,928,000
      Real estate                                       --                    --                    --                 900,000
      Other investments, excluding
         short-term investments                      142,000            42,458,000             6,421,000             4,937,000
   Redemptions and maturities of:
      Bonds, notes and redeemable
         preferred stocks                         37,290,000           424,393,000           376,847,000           288,969,000
      Mortgage loans                               7,699,000            80,515,000            25,920,000            11,324,000
      Other investments, excluding
         short-term investments                      853,000            67,213,000            23,940,000            20,749,000
   Cash and short-term investments
      acquired in coinsurance
      transaction with MBL Life
      Assurance Corporation                    3,083,211,000                  --                    --                    --
                                             ---------------       ---------------       ---------------       ---------------

NET CASH PROVIDED (USED) BY INVESTING
   ACTIVITIES                                  2,994,765,000           114,770,000          (176,347,000)         (420,853,000)
                                             ---------------       ---------------       ---------------       ---------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                                                Years Ended September 30,
                                       Three Months Ended      -----------------------------------------------------------
                                        December 31, 1998           1998                  1997                  1996
                                       ------------------      ---------------       ---------------       ---------------
CASH FLOWS FROM FINANCING
    ACTIVITIES:
   Premium receipts on:
      Fixed annuity contracts            $   351,616,000       $ 1,512,994,000       $ 1,097,937,000       $   741,774,000
      Guaranteed investment
         contracts                                  --               5,619,000            55,000,000           134,967,000
   Net exchanges from the fixed
      accounts of variable annuity
      contracts                             (448,762,000)       (1,303,790,000)         (620,367,000)         (236,705,000)
   Withdrawal payments on:
      Fixed annuity contracts                (41,554,000)         (191,690,000)         (242,589,000)         (263,614,000)
      Guaranteed investment
         contracts                            (3,797,000)          (36,313,000)         (198,062,000)          (16,492,000)
   Claims and annuity payments
      on fixed annuity contracts              (9,333,000)          (40,589,000)          (35,731,000)          (31,107,000)
   Net receipts from (repayments
      of) other short-term
      financings                               9,545,000           (10,944,000)           34,239,000          (119,712,000)
   Net receipt/(payment) related to
      a modified coinsurance
      transaction                           (170,436,000)          166,631,000                  --                    --
   Receipts from issuance of
      subordinated note payable
         to affiliate                        170,436,000                  --                    --                    --
   Capital contribution received              70,000,000                  --              28,411,000            27,387,000
   Dividends paid                                   --             (51,200,000)          (25,500,000)          (29,400,000)
                                         ---------------       ---------------       ---------------       ---------------

NET CASH  PROVIDED (USED) BY
   FINANCING ACTIVITIES                      (72,285,000)           50,718,000            93,338,000           207,098,000
                                         ---------------       ---------------       ---------------       ---------------

NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS              2,969,719,000           220,155,000            (8,478,000)         (127,151,000)

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                    333,735,000           113,580,000           122,058,000           249,209,000
                                         ---------------       ---------------       ---------------       ---------------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                      $ 3,303,454,000       $   333,735,000       $   113,580,000       $   122,058,000
                                         ===============       ===============       ===============       ===============

SUPPLEMENTAL CASH FLOW
   INFORMATION:

   Interest paid on indebtedness         $       536,000       $     3,912,000       $     7,032,000       $     5,982,000
                                         ===============       ===============       ===============       ===============

   Net income taxes paid (refunded)      $   (12,302,000)      $    74,932,000       $    36,420,000       $    22,031,000
                                         ===============       ===============       ===============       ===============



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.       NATURE OF OPERATIONS

         Anchor National Life Insurance Company (the "Company") is an Arizona-domiciled life insurance company and conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations include the sale and administration of fixed and variable annuities and guaranteed investment contracts. Asset management operations, which include the sale and management of mutual funds, is conducted by SunAmerica Asset Management Corp. Broker-dealer operations include the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc.

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc. On January 1, 1999, SunAmerica Inc. merged with and into American International Group, Inc. ("AIG") in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, on the date of merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Inc. ("SunAmerica").

         The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain items have been reclassified to conform to the current period's presentation.

         The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Limited partnerships are accounted for by the cost method of accounting. Real estate is carried at the lower of cost or fair value. Other invested assets include investments in separate account investments, leveraged leases, and collateralized mortgage obligation residuals.

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

         INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability.

         DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in accumulated other comprehensive income/(loss) that is credited or charged directly to shareholder's equity. DAC has been increased by $1,400,000 at December 31, 1998, decreased by $7,000,000 at September 30, 1998, and decreased by $16,400,000 at September 30, 1997 for this adjustment.

         VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

         GOODWILL: Goodwill, amounting to $22,983,000 at December 31, 1998, is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

         CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

         FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

         INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

         RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1997, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") and Statement of Financial Accounting Standards No. 131, "Disclosure about Segments of an Enterprise and Related Information" ("SFAS 131").

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         SFAS 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. SFAS 130 is effective for the Company as of October 1, 1998 and is included in these financial statements.

         SFAS 131 establishes standards for the disclosure of information about the Company's operating segments. SFAS 131 is effective for the year ending December 31, 1999 and is not included in these financial statements.

         Implementation of SFAS 131 will not have an impact on the Company's results of operations, financial condition or liquidity.

         In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 was postponed by SFAS 137, and now will be effective for the Company as of January 1, 2001. Therefore, it is not included in the accompanying financial statements. The Company has not completed its analysis of the effect of SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

3.       FISCAL YEAR CHANGE

         Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the consolidated financial statements include the results of operations and cash flows for the three-month transition period ended December 31, 1998. Such results are not necessarily indicative of operations for a full year. The consolidated financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

         Results for the comparable prior year period are summarized below.

                                                        Three Months Ended
                                                         December 31, 1997
                                                        ------------------
         Investment income                                   59,855,000

         Net investment income                               26,482,000

         Net realized investment gains                       20,935,000

         Total fee income                                    63,984,000

         Pretax income                                       67,654,000

         Net income                                          44,348,000
                                                             ==========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:


                                                                      Estimated
                                                  Amortized              Fair
                                                     Cost                Value
                                                --------------      --------------
         AT DECEMBER 31, 1998:

           Securities of the United States
              Government                        $    6,033,000      $    6,272,000
           Mortgage-backed securities              546,790,000         553,990,000
           Securities of public utilities          208,074,000         205,119,000
           Corporate bonds and notes             2,624,330,000       2,616,073,000
           Redeemable preferred stocks               6,125,000           7,507,000
           Other debt securities                   861,388,000         859,879,000
                                                --------------      --------------

              Total                             $4,252,740,000      $4,248,840,000
                                                ==============      ==============

         AT SEPTEMBER 30, 1998:

           Securities of the United States
              Government                        $   84,377,000      $   88,239,000
           Mortgage-backed securities              569,613,000         584,007,000
           Securities of public utilities          108,431,000         106,065,000
           Corporate bonds and notes               883,890,000         884,209,000
           Redeemable preferred stocks               6,125,000           6,888,000
           Other debt securities                   282,427,000         285,346,000
                                                --------------      --------------

              Total                             $1,934,863,000      $1,954,754,000
                                                ==============      ==============

         AT SEPTEMBER 30, 1997:

           Securities of the United States
              Government                        $   18,496,000      $   18,962,000
           Mortgage-backed securities              636,018,000         649,196,000
           Securities of public utilities           22,792,000          22,893,000
           Corporate bonds and notes               984,573,000       1,012,559,000
           Redeemable preferred stocks               6,125,000           6,681,000
           Other debt securities                   274,481,000         275,903,000
                                                --------------      --------------

              Total                             $1,942,485,000      $1,986,194,000
                                                ==============      ==============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS (Continued)

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 1998, follow:

                                                                  Estimated
                                             Amortized               Fair
                                                Cost                Value
                                           --------------      --------------
         Due in one year or less           $  918,639,000      $  918,419,000
         Due after one year through
             five years                     1,547,743,000       1,546,798,000
         Due after five years through
             ten years                        815,959,000         816,689,000
         Due after ten years                  423,609,000         412,944,000
         Mortgage-backed securities           546,790,000         553,990,000
                                           --------------      --------------

             Total                         $4,252,740,000      $4,248,840,000
                                           ==============      ==============


         Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS (continued)

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                      Gross            Gross
                                                   Unrealized        Unrealized
                                                      Gains            Losses
                                                  ------------      ------------
         AT DECEMBER 31, 1998:

             Securities of the United States
                Government                        $    239,000      $       --
             Mortgage-backed securities              9,398,000        (2,198,000)
             Securities of public utilities            926,000        (3,881,000)
             Corporate bonds and notes              22,227,000       (30,484,000)
             Redeemable preferred stocks             1,382,000              --
             Other debt securities                   2,024,000        (3,533,000)
                                                  ------------      ------------

                Total                             $ 36,196,000      $(40,096,000)
                                                  ============      ============

         AT SEPTEMBER 30, 1998:

             Securities of the United States
                Government                        $  3,862,000      $       --
             Mortgage-backed securities             15,103,000          (709,000)
             Securities of public utilities          2,420,000        (4,786,000)
             Corporate bonds and notes              31,795,000       (31,476,000)
             Redeemable preferred stocks               763,000              --
             Other debt securities                   5,235,000        (2,316,000)
                                                  ------------      ------------

                Total                             $ 59,178,000      $(39,287,000)
                                                  ============      ============

         AT SEPTEMBER 30, 1997:

             Securities of the United States
                Government                        $    498,000      $    (32,000)
             Mortgage-backed securities             14,998,000        (1,820,000)
             Securities of public utilities            141,000           (40,000)
             Corporate bonds and notes              28,691,000          (705,000)
             Redeemable preferred stocks               556,000              --
             Other debt securities                   1,569,000          (147,000)
                                                  ------------      ------------

                Total                             $ 46,453,000      $ (2,744,000)
                                                  ============      ============


         Gross unrealized gains on equity securities available for sale aggregated $10,000, $54,000, and $1,004,000 at December 31, 1998,
         September 30, 1998, and September 30, 1997, respectively. There were no unrealized losses at December 31, 1998, September 30, 1998, or September 30, 1997.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS (Continued)

         Gross realized investment gains and losses on sales of investments are as follows:


                                                                      Years Ended September 30,
                                    Three Months Ended    --------------------------------------------------
                                     December 31, 1998        1998               1997               1996
                                    ------------------    ------------       ------------       ------------
         BONDS, NOTES AND
             REDEEMABLE PREFERRED
             STOCKS:
             Realized gains            $  6,669,000       $ 28,086,000       $ 22,179,000       $ 14,532,000
             Realized losses             (5,324,000)        (4,627,000)       (25,310,000)       (10,432,000)

         COMMON STOCKS:
             Realized gains                  12,000            337,000          4,002,000            511,000
             Realized losses                 (9,000)              --             (312,000)        (3,151,000)

         OTHER INVESTMENTS:
             Realized gains                 573,000          8,824,000          2,450,000          1,135,000

         IMPAIRMENT WRITEDOWNS           (1,650,000)       (13,138,000)       (20,403,000)       (15,950,000)
                                       ------------       ------------       ------------       ------------

         Total net realized
             investment gains
             and losses                $    271,000       $ 19,482,000       $(17,394,000)      $(13,355,000)
                                       ============       ============       ============       ============

         The sources and related amounts of investment income are as follows:

                                                                           Years Ended September 30,
                                       Three Months Ended    --------------------------------------------------
                                        December 31, 1998        1998               1997               1996
                                       ------------------    ------------       ------------       ------------
         Short-term investments           $   4,649,000      $  12,524,000       $  11,780,000       $  10,647,000
         Bonds, notes and
             redeemable preferred
             stocks                          39,660,000        156,140,000         163,038,000         140,387,000
         Mortgage loans                       7,904,000         29,996,000          17,632,000           8,701,000
         Common stocks                             --               34,000              16,000               8,000
         Real estate                             13,000           (467,000)           (296,000)           (196,000)
         Cost-method partnerships               352,000         24,311,000           6,725,000           4,073,000
         Other invested assets                1,700,000           (572,000)         11,864,000           1,011,000
                                          -------------      -------------       -------------       -------------

             Total investment income      $  54,278,000      $ 221,966,000       $ 210,759,000       $ 164,631,000
                                          =============      =============       =============       =============

         Expenses incurred to manage the investment portfolio amounted to $500,000 for the three months ended December 31, 1998, $1,910,000 for the year ended September 30, 1998, $2,050,000 for the year ended September 30, 1997, and $1,737,000 for the year ended September 30, 1996, and are included in General and Administrative Expenses in the income statement.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS (Continued)

         At December 31, 1998, the following investments exceeded 10% of the Company's consolidated shareholder's equity of $74,703,000:

                                                       Amortized              Fair
                                                         Cost                 Value
                                                    --------------      --------------
         General Motors Acceptance Corporation         188,908,000         188,953,000
         Export Development Corporation                114,895,000         114,895,000
         Morgan Stanley Dean Witter                    111,838,000         111,837,000
         Lucent Technologies Inc.                       89,901,000          89,901,000
         Duke Energy Corporation                        89,896,000          89,896,000
         International Lease Finance Corp.              84,965,000          84,965,000
         Ford Motor Corporation                         79,973,000          79,976,000
         Gannet Company                                 79,869,000          79,869,000
         Exxon Asset Management Co.                     78,935,000          78,935,000
         General Electric Capital Corp.                 78,008,000          78,008,000
         Merrill Lynch & Company                        75,040,000          75,042,000
         Koch Industries                                74,939,000          74,939,000
         Government of Canada                           74,928,000          74,927,000
                                                    --------------      --------------

             Total                                  $1,222,095,000      $1,222,143,000
                                                    ==============      ==============

         At December 31, 1998, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 20% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 14% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

         At December 31, 1998, bonds, notes and redeemable preferred stocks included $241,769,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 1998.

         At December 31, 1998, the carrying value of investments in default as to the payment of principal or interest was $3,168,000, composed of $2,500,000 of bonds and $668,000 of mortgage loans. Such nonperforming investments had an estimated fair value of $1,918,000.

         As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 1998, the Company had one outstanding Swap Agreement with a notional principal amount of $21,538,000, which matures in December 2024. The net interest paid amounted to $54,000 for the three months ended December 31, 1998, $278,000 for the year ended September 30, 1998, and $125,000 for the year ended September 30, 1997, and is included in Interest Expense on Guaranteed Investment Contracts in the income statement. There were no outstanding Swap Agreements at September 30, 1996.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       INVESTMENTS (Continued)

         At December 31, 1998, $5,305,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for cost-method partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         COST-METHOD PARTNERSHIPS: Fair value of limited partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         contracts are valued based on the present value of future cash flows at current pricing rates.

         RESERVES FOR UNIVERSAL LIFE INSURANCE CONTRACTS: Universal life and single premium life contracts are assigned a fair value equal to current net surrender value.

         RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

         RECEIVABLE FROM/PAYABLE TO BROKERS FOR PURCHASES OF SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

         SUBORDINATED NOTES PAYABLE TO PARENT: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         The estimated fair values of the Company's financial instruments at December 31, 1998, September 30, 1998 and 1997, compared with their respective carrying values, are as follows:

                                                          Carrying                 Fair
                                                            Value                 Value
                                                       ---------------      ---------------
         DECEMBER 31, 1998:

         ASSETS:
             Cash and short-term investments           $ 3,303,454,000      $ 3,303,454,000
             Bonds, notes and redeemable
                preferred stocks                         4,248,840,000        4,248,840,000
             Mortgage loans                                388,780,000          411,230,000
             Common stocks                                   1,419,000            1,419,000
             Cost-method partnerships                        4,577,000           12,802,000
             Variable annuity assets held in
                separate accounts                       13,767,213,000       13,767,213,000
             Receivable from brokers for sales
                of securities                               22,826,000           22,826,000

         LIABILITIES:
             Reserves for fixed annuity contracts        5,500,157,000        5,437,045,000
             Reserves for universal life
                insurance contracts                      2,339,194,000        2,339,061,000
             Reserves for guaranteed investment
                contracts                                  306,461,000          306,461,000
             Variable annuity liabilities related
                to separate accounts                    13,767,213,000       13,287,434,000
             Subordinated notes payable to Parent          209,367,000          210,587,000
                                                       ===============      ===============

         SEPTEMBER 30, 1998:

         ASSETS:
             Cash and short-term investments           $   333,735,000      $   333,735,000
             Bonds, notes and redeemable
                preferred stocks                         1,954,754,000        1,954,754,000
             Mortgage loans                                391,448,000          415,981,000
             Common stocks                                     169,000              169,000
             Cost-method partnerships                        4,403,000           12,744,000
             Variable annuity assets held in
                separate accounts                       11,133,569,000       11,133,569,000
             Receivable from brokers for sales
                of securities                               23,904,000           23,904,000

         LIABILITIES:
             Reserves for fixed annuity contracts        2,189,272,000        2,116,874,000
             Reserves for guaranteed investment
                contracts                                  282,267,000          282,267,000
             Payable to brokers for purchases
                of securities                               50,957,000           50,957,000
             Variable annuity liabilities related
                to separate accounts                    11,133,569,000       10,696,607,000
             Subordinated notes payable to Parent           39,182,000           40,550,000
                                                       ===============      ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                          Carrying              Fair
                                                            Value               Value
                                                       --------------      --------------
         SEPTEMBER 30, 1997:

         ASSETS:
             Cash and short-term investments           $  113,580,000      $  113,580,000
             Bonds, notes and redeemable
                preferred stocks                        1,986,194,000       1,986,194,000
             Mortgage loans                               339,530,000         354,495,000
             Common stocks                                  1,275,000           1,275,000
             Cost-method partnerships                      46,880,000          84,186,000
             Variable annuity assets held in
                separate accounts                       9,343,200,000       9,343,200,000
             Receivable from brokers for sales
                of securities                               2,290,000           2,290,000

         LIABILITIES:
             Reserves for fixed annuity contracts       2,098,803,000       2,026,258,000
             Reserves for guaranteed investment
                contracts                                 295,175,000         295,175,000
             Payable to brokers for purchases
                of securities                               2,553,000           2,553,000
             Variable annuity liabilities related
                to separate accounts                    9,343,200,000       9,077,200,000
             Subordinated notes payable to Parent          36,240,000          37,393,000
                                                       ==============      ==============

6.       SUBORDINATED NOTES PAYABLE TO PARENT

         On December 30, 1998, the Company received cash totaling $170,436,000 in exchange for issuance of a surplus note (the "Note") payable to its immediate parent, SunAmerica Life Insurance Company (the "Parent"), which Note has been included in Subordinated Notes Payable to Affiliates in the accompanying consolidated balance sheet. Interest on this note accrues at a rate of 7%.

         Subordinated notes and accrued interest payable to affiliates totaled $209,367,000 at interest rates ranging from 7% to 9% at December 31, 1998, and require principal payments of $23,060,000 in 1999, $5,400,000 in 2000, $10,000,000 in 2001 and $170,436,000 thereafter. On June 30,
         1999, the Parent cancelled the Note and funds received were reclassified to Additional Paid-in Capital.

7.       REINSURANCE

         On August 11, 1998, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $5,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands stock life insurance company, effective December 31, 1997. As a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities. As payments were made to the reinsurer, the reduction of DAC was relieved. Certain expenses related to this transaction were charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement is not material.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

7.       REINSURANCE (Continued)

         On December 31, 1998, the Company recaptured this business. As part of this recapture, the Company paid cash of $170,436,000 and recorded an increase in DAC of $167,202,000 with the balance of $3,234,000 being recorded as DAC amortization in the income statement.

         On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. Reserves for universal life contracts are based on fund value. The excess of the purchase price over the fair value of net assets received amounted to $113,039,000 and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet.

         This business was assumed from MBL life subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements.

         Included in the block of business acquired from MBL Life is approximately $250,000,000 of individual life business and $500,000,000 of group annuity business whose contract owners are residents of New York State ("the New York Business"). Approximately six months subsequent to completion of the transaction, the New York Business will be acquired by the Company's New York affiliate, First SunAmerica Life Insurance Company ("FSA"), via an assumption reinsurance agreement, and the remainder of the business will be acquired by the Company via an assumption reinsurance agreement with MBL Life, which will supersede the coinsurance agreement. The $128,420,000 purchase price will be allocated between the Company and its affiliate based on the estimated future gross profits of the two blocks of business.

8.       CONTINGENT LIABILITIES

         The Company has entered into two agreements in which it has provided liquidity support for certain short-term securities of municipalities by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31,

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.       CONTINGENT LIABILITIES (Continued)

         1998 is $210,000,000. Management does not anticipate any material future losses with respect to these liquidity support facilities. An additional $60,000,000 has been committed to investments in the process of being funded or to be available in the case of certain natural disasters, for which the Company receives a fee.

         The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations or cash flows.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.       SHAREHOLDER'S EQUITY

         The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 1998 and September 30, 1998, 3,511 shares were outstanding.

         Changes in shareholder's equity are as follows:


                                                                         Years Ended September 30,
                                        Three Months Ended     -----------------------------------------------------
                                         December 31, 1998          1998               1997                 1996
                                        ------------------     -------------       -------------       -------------
         ADDITIONAL PAID-IN CAPITAL:
             Beginning balances            $ 308,674,000       $ 308,674,000       $ 280,263,000       $ 252,876,000
             Capital contributions
                received                      70,000,000                --            28,411,000          27,387,000
                                           -------------       -------------       -------------       -------------

         Ending balances                   $ 378,674,000       $ 308,674,000       $ 308,674,000       $ 280,263,000
                                           =============       =============       =============       =============

         RETAINED EARNINGS:
             Beginning balances            $ 332,069,000       $ 244,628,000       $ 207,002,000       $ 191,346,000
             Net income                       34,391,000         138,641,000          63,126,000          45,056,000
             Dividend paid                          --           (51,200,000)        (25,500,000)        (29,400,000)
                                           -------------       -------------       -------------       -------------

         Ending balances                   $ 366,460,000       $ 332,069,000       $ 244,628,000       $ 207,002,000
                                           =============       =============       =============       =============

         ACCUMULATED OTHER
             COMPREHENSIVE INCOME
             (LOSS):
                Beginning balances         $   8,415,000       $  18,405,000       $  (5,521,000)      $  (5,673,000)
                Change in net
                   unrealized gains
                   (losses) on debt
                   securities
                   available for sale        (23,791,000)        (23,818,000)         57,463,000          (2,904,000)
                Change in net
                   unrealized gains
                   (losses) on equity
                   securities
                   available for sale            (44,000)           (950,000)            (55,000)          3,538,000
                Change in adjustment
                   to deferred
                   acquisition costs           8,400,000           9,400,000         (20,600,000)           (400,000)
                Tax effects of net
                   changes                     5,401,000           5,378,000         (12,882,000)            (82,000)
                                           -------------       -------------       -------------       -------------

         Ending balances                   $  (1,619,000)      $   8,415,000       $  18,405,000       $  (5,521,000)
                                           =============       =============       =============       =============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.       SHAREHOLDER'S EQUITY (Continued)

         Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Dividends in the amounts of $51,200,000, $25,500,000 and $29,400,000 were paid on June 4, 1998, April 1, 1997 and March 18, 1996, respectively. No dividends were paid in the three months ended December 31, 1998.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss for the year ended December 31, 1998 was $98,766,000. The statutory net income for the year ended December 31, 1997 totaled $74,407,000, and the statutory net income for the year ended December 31, 1996 was $27,928,000. The Company's statutory capital and surplus totaled $443,394,000 at December 31, 1998, $537,542,000 at September 30, 1998, $567,979,000 at
         December 31, 1997 and $311,176,000 at December 31, 1996.

10.      INCOME TAXES

         The components of the provisions for federal income taxes on pretax income consist of the following:


                                                    Net Realized
                                                     Investment
                                                   Gains (Losses)       Operations            Total
                                                   --------------      ------------       ------------
         Three months ended December 31, 1998:

         Currently payable                          $    740,000       $  3,421,000       $  4,161,000
         Deferred                                       (620,000)        16,565,000         15,945,000
                                                    ------------       ------------       ------------

             Total income tax expense               $    120,000       $ 19,986,000       $ 20,106,000
                                                    ============       ============       ============

         Year ended September 30, 1998:

         Currently payable                          $  4,221,000       $ 32,743,000       $ 36,964,000
         Deferred                                       (550,000)        34,637,000         34,087,000
                                                    ------------       ------------       ------------

             Total income tax expense               $  3,671,000       $ 67,380,000       $ 71,051,000
                                                    ============       ============       ============

         Year ended September 30, 1997:

         Currently payable                          $ (3,635,000)      $ 50,828,000       $ 47,193,000
         Deferred                                     (2,258,000)       (13,766,000)       (16,024,000)
                                                    ------------       ------------       ------------

             Total income tax expense               $ (5,893,000)      $ 37,062,000       $ 31,169,000
                                                    ============       ============       ============

         Year ended September 30, 1996:

         Currently payable                          $  5,754,000       $ 21,849,000       $ 27,603,000
         Deferred                                    (10,347,000)         6,996,000         (3,351,000)
                                                    ------------       ------------       ------------

             Total income tax expense               $ (4,593,000)      $ 28,845,000       $ 24,252,000
                                                    ============       ============       ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      INCOME TAXES (Continued)

         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                                            Years Ended September 30,
                                         Three Months Ended    ---------------------------------------------------
                                          December 31, 1998        1998              1997                1996
                                         ------------------    ------------       ------------       ------------
         Amount computed at
             statutory rate                 $ 19,074,000       $ 73,392,000       $ 33,003,000       $ 24,258,000
         Increases (decreases)
             resulting from:
                Amortization of
                   differences between
                   book and tax bases
                   of net assets
                   acquired                      146,000            460,000            666,000            464,000
                State income taxes,
                   net of federal tax
                   benefit                     1,183,000          5,530,000          1,950,000          2,070,000
                Dividends-received
                   deduction                    (345,000)        (7,254,000)        (4,270,000)        (2,357,000)
                Tax credits                                      (1,296,000)          (318,000)          (257,000)
                Other, net                        48,000            219,000            138,000             74,000
                                            ------------       ------------       ------------       ------------

                Total income tax
                   expense                  $ 20,106,000       $ 71,051,000       $ 31,169,000       $ 24,252,000
                                            ============       ============       ============       ============


         For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 1998. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      INCOME TAXES (Continued)

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                                         At September 30,
                                              December 31,       ---------------------------------
                                                  1998               1998                1997
                                             -------------       -------------       -------------
         DEFERRED TAX LIABILITIES:
         Investments                         $  18,174,000       $  17,643,000       $  13,160,000
         Deferred acquisition costs            222,943,000         223,392,000         154,949,000
         State income taxes                      3,143,000           2,873,000           1,777,000
         Other liabilities                      13,906,000             144,000                --
         Net unrealized gains on debt
             and equity securities
             available for sale                       --             4,531,000           9,910,000
                                             -------------       -------------       -------------

             Total deferred tax
                liabilities                    258,166,000         248,583,000         179,796,000
                                             -------------       -------------       -------------

         DEFERRED TAX ASSETS:
         Contractholder reserves              (148,587,000)       (149,915,000)       (108,090,000)
         Guaranty fund assessments              (2,935,000)         (2,910,000)         (2,707,000)
         Other assets                                 --                  --            (1,952,000)
         Net unrealized losses on
             debt and equity securities
             available for sale                   (872,000)               --                  --
                                             -------------       -------------       -------------

             Total deferred tax assets        (152,394,000)       (152,825,000)       (112,749,000)
                                             -------------       -------------       -------------

             Deferred income taxes           $ 105,772,000       $  95,758,000       $  67,047,000
                                             =============       =============       =============


11.      ADOPTION OF NEW ACCOUNTING STANDARD

         Effective October 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. The adoption of SFAS 130 did not have an impact on the Company's results of operations, financial condition or liquidity. Comprehensive income amounts for the prior year are disclosed to conform to the current year's presentation.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      ADOPTION OF NEW ACCOUNTING STANDARD (Continued)

         The before tax, after tax, and tax benefit (expense) amounts for each component of the increase or decrease in unrealized losses or gains on debt and equity securities available for sale for both the current and prior periods are summarized below:

                                                                     Tax Benefit
                                                   Before Tax         (Expense)         Net of Tax
                                                  ------------       ------------       ------------
         THREE MONTHS ENDED DECEMBER 31,
         1998:

         Net unrealized losses on debt
             and equity securities available
             for sale identified in the
             current period                       $(24,345,000)      $  8,521,000       $(15,824,000)

         Increase in deferred acquisition
             cost adjustment identified in
             the current period                      8,579,000         (3,004,000)         5,575,000
                                                  ------------       ------------       ------------

         Subtotal                                  (15,766,000)         5,517,000        (10,249,000)
                                                  ------------       ------------       ------------

         Reclassification adjustment for:
             Net realized losses included
                in net income                          510,000           (179,000)           331,000
             Related change in deferred
                acquisition costs                     (179,000)            63,000           (116,000)
                                                  ------------       ------------       ------------
             Total reclassification
                adjustment                             331,000           (116,000)           215,000
                                                  ------------       ------------       ------------

         Total other comprehensive loss           $(15,435,000)      $  5,401,000       $(10,034,000)
                                                  ============       ============       ============

         YEAR ENDED SEPTEMBER 30, 1998:

         Net unrealized gains on debt
             and equity securities available
             for sale identified in the
             current period                       $(10,281,000)      $  3,598,000       $ (6,683,000)

         Decrease in deferred acquisition
             cost adjustment identified in
             the current period                      4,086,000         (1,430,000)         2,656,000
                                                  ------------       ------------       ------------

         Subtotal                                   (6,195,000)         2,168,000         (4,027,000)
                                                  ------------       ------------       ------------

         Reclassification adjustment for:
             Net realized gains included
                in net income                      (14,487,000)         5,070,000         (9,417,000)
             Related change in deferred
                acquisition costs                    5,314,000         (1,860,000)         3,454,000
                                                  ------------       ------------       ------------
             Total reclassification
                adjustment                          (9,173,000)         3,210,000         (5,963,000)
                                                  ------------       ------------       ------------

         Total other comprehensive loss           $(15,368,000)      $  5,378,000       $ (9,990,000)
                                                  ============       ============       ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.      ADOPTION OF NEW ACCOUNTING STANDARD (Continued)


                                                                     Tax Benefit
                                                   Before Tax         (Expense)          Net of Tax
                                                  ------------       ------------       ------------
         YEAR ENDED SEPTEMBER 30,1997:

         Net unrealized losses on debt
             and equity securities available
             for sale identified in the
             current period                       $ 40,575,000       $(14,201,000)      $ 26,374,000

         Increase in deferred acquisition
             cost adjustment identified in
             the current period                    (15,031,000)         5,262,000         (9,769,000)
                                                  ------------       ------------       ------------

         Subtotal                                   25,544,000         (8,939,000)        16,605,000
                                                  ------------       ------------       ------------

         Reclassification adjustment for:
             Net realized losses included
                in net income                       16,832,000         (5,891,000)        10,941,000
             Related change in deferred
                acquisition costs                   (5,569,000)         1,949,000         (3,620,000)
                                                  ------------       ------------       ------------
             Total reclassification
                adjustment                          11,263,000         (3,942,000)         7,321,000
                                                  ------------       ------------       ------------

         Total other comprehensive
             income                               $ 36,807,000       $(12,881,000)      $ 23,926,000
                                                  ============       ============       ============

         YEAR ENDED SEPTEMBER 30, 1996:

         Net unrealized gains on debt
             and equity securities available
             for sale identified in the
             current period                       $(26,189,000)      $  9,166,000       $(17,023,000)

         Decrease in deferred acquisition
             cost adjustment identified in
             the current period                      8,858,000         (3,100,000)         5,758,000
                                                  ------------       ------------       ------------

         Subtotal                                  (17,331,000)         6,066,000        (11,265,000)
                                                  ------------       ------------       ------------

         Reclassification adjustment for:
             Net realized gains included
                in net income                       26,823,000         (9,388,000)        17,435,000
             Related change in deferred
                acquisition costs                   (9,258,000)         3,240,000         (6,018,000)
                                                  ------------       ------------       ------------
             Total reclassification
                adjustment                          17,565,000         (6,148,000)        11,417,000
                                                  ------------       ------------       ------------

         Total other comprehensive
             income                               $    234,000       $    (82,000)      $    152,000
                                                  ============       ============       ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.      RELATED-PARTY MATTERS

         The Company pays commissions to five affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $6,977,000 in the three months ended December 31, 1998, and $32,946,000, $25,492,000, and $16,906,000 in the
         years ended September 30, 1998, 1997 and 1996, respectively. These broker-dealers, when combined with the Company's wholly owned broker-dealer, represent a significant portion of the Company's business, amounting to approximately 35.6%, 33.6%, 36.1%, and 38.3% of premiums in the three months ended December 31, 1998, and the years ended September 30, 1998, 1997, and 1996, respectively. The Company also sells its products through unaffiliated broker-dealers, the largest two of which represented approximately 14.7% and 9.4% of premiums in the three months ended December 31, 1998, 17.3% and 8.4% of premiums in the year ended September 30, 1998, 19.2% and 10.1% in the year ended September 30, 1997, and 19.7% and 10.2% in the year ended September 30, 1996, respectively.

         The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, whose purpose is to provide services to the Company and its affiliates. Amounts paid for such services totaled $21,593,000 for the three months ended December 31, 1998, $84,975,000 for the year ended September 30, 1998, $86,116,000 for the year ended September 30, 1997 and $65,351,000 for the year ended September 30, 1996. The marketing component of such costs during these periods amounted to $9,906,000, $39,482,000, $31,968,000 and $17,442,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

         At December 31, 1998, the Company held bonds with a fair value of $84,965,000 which were issued by its affiliate, International Lease Finance Corp. The amortized cost of these bonds is equal to the fair value.

         For the three months ended December 31, 1998, the Company made no purchases or sales of invested assets to the Parent or its affiliates.

         During the year ended September 30, 1998, the Company sold various invested assets to the Parent for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

         During the year ended September 30, 1998, the Company purchased certain invested assets from the Parent, SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value, which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

         During the year ended September 30, 1997, the Company sold various invested assets to SunAmerica Life Insurance Company and to CalAmerica Life Insurance Company for cash equal to their current market value of $15,776,000 and $15,000, respectively. The Company recorded a net gain aggregating $276,000 on such transactions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

12.      RELATED-PARTY MATTERS (Continued)

         During the year ended September 30, 1997, the Company purchased certain invested assets from SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value of $8,717,000 and $284,000, respectively.

         During the year ended September 30, 1996, the Company sold various invested assets to the Parent and to SunAmerica Life Insurance Company for cash equal to their current market value of $274,000 and $47,321,000, respectively. The Company recorded a net loss aggregating $3,000 on such transactions.

         During the year ended September 30, 1996, the Company purchased certain invested assets from SunAmerica Life Insurance Company for cash equal to their current market value, which aggregated $28,379,000.

13.      BUSINESS SEGMENTS

         Summarized data for the Company's business segments follow:

                                                                    Total
                                                                 depreciation
                                                                     and
                                                 Total           amortization           Pretax                 Total
                                                revenues           expense              income                assets
                                              ------------       ------------        ------------         ---------------
         THREE MONTHS ENDED
         DECEMBER 31, 1998:
         Annuity operations                   $103,626,000        $23,236,000        $ 45,962,000         $22,982,323,000
         Broker-dealer
             operations                         11,279,000            561,000           4,444,000              59,537,000
         Asset management
             operations                         22,974,000          4,204,000           4,091,000             104,473,000
                                              ------------        -----------        ------------         ---------------

         Total                                $137,879,000        $28,001,000        $ 54,497,000         $23,146,333,000
                                              ============        ===========        ============         ===============

         YEAR ENDED
         SEPTEMBER 30, 1998:
         Annuity operations                   $443,407,000        $60,731,000        $178,120,000         $14,389,922,000
         Broker-dealer
             operations                         47,363,000          1,770,000          22,401,000              55,870,000
         Asset management
             operations                         41,040,000         14,780,000           9,171,000             104,476,000
                                              ------------        -----------        ------------         ---------------

         Total                                $531,810,000        $77,281,000        $209,692,000         $14,550,268,000
                                              ============        ===========        ============         ===============

         YEAR ENDED
         SEPTEMBER 30, 1997:
         Annuity operations                   $332,845,000        $55,675,000        $ 74,792,000         $12,440,311,000
         Broker-dealer
             operations                         38,005,000            689,000          16,705,000              51,400,000
         Asset management
             operations                         35,661,000         16,357,000           2,798,000              81,518,000
                                              ------------        -----------        ------------         ---------------

         Total                                $406,511,000        $72,721,000        $ 94,295,000         $12,573,229,000
                                              ============        ===========        ============         ===============

         YEAR ENDED
         SEPTEMBER 30, 1996:
         Annuity operations                   $256,681,000        $43,974,000        $ 53,827,000         $ 9,092,770,000
         Broker-dealer
             operations                         31,053,000            449,000          13,033,000              37,355,000
         Asset management
             operations                         33,047,000         18,295,000           2,448,000              74,410,000
                                              ------------        -----------        ------------         ---------------

         Total                                $320,781,000        $62,718,000        $ 69,308,000         $ 9,204,535,000
                                              ============        ===========        ============         ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.      SUBSEQUENT EVENTS

         On June 30, 1999, the Parent cancelled the $170,436,000 Note and funds received were reclassified to Additional Paid-in Capital. Also on June 30, 1999, the Parent forgave the total interest earned on the Note of $4,971,000.

         On July 1, 1999, the New York Business acquired from MBL Life was transferred to FSA via an assumption reinsurance agreement and the remainder of the business converted to assumption reinsurance, which superseded the coinsurance arrangement. As part of this transfer, invested assets equal to $675,303,000, life reserves equal to $282,947,000, group pension reserves equal to $404,318,000, and other net assets of $11,962,000 were transferred to FSA. The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

         As of August 1, 1999, the Company ceded $6,444,871,000 billion of variable annuity liabilities through a modified coinsurance transaction to ANLIC Insurance Company (Hawaii). As part of this transaction, the Company received $150,000,000 on September 9, 1999, which was credited to Deferred Amortization Costs in the balance sheet to eliminate the unamortized costs previously deferred with respect to the ceded business.

         On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999, the Parent contributed additional capital of $54,250,000 to the Company.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                     DECEMBER 31, 1999 AND NOVEMBER 30, 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Separate Account (Portion Relating to the POLARIS II Variable Annuity)

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Variable Account constituting Variable Separate Account (Portion Relating to the POLARIS II Variable Annuity), a separate account of Anchor National Life Insurance Company (the "Separate Account") at December 31, 1999 and November 30, 1999, the results of their operations for the one month ended December 31, 1999 and for the fiscal year ended November 30, 1999, and the changes in their net assets for the one month ended December 31, 1999 and for the two fiscal years ended November 30, 1999 and November 30, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 and November 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.





PricewaterhouseCoopers LLP
Los Angeles, California
March 3, 2000

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999



                                                                                             Government   International
                                                 Capital                       Natural          and        Diversified
                                               Appreciation     Growth        Resources     Quality Bond     Equities
                                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                               ------------   ------------   ------------   ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $592,391,593   $229,020,717   $ 14,580,032   $158,963,351   $          0
     Investments in SunAmerica Series Trust,
        at market value                                   0              0              0              0    121,451,215

Liabilities                                               0              0              0              0              0
                                               ------------   ------------   ------------   ------------   ------------

Net Assets                                     $592,391,593   $229,020,717   $ 14,580,032   $158,963,351   $121,451,215
                                               ============   ============   ============   ============   ============

Accumulation units outstanding                   13,721,175      7,022,979      1,166,052     11,975,781      7,176,791
                                               ============   ============   ============   ============   ============

Unit value of accumulation units               $      43.17   $      32.61   $      12.50   $      13.28   $      16.92
                                               ============   ============   ============   ============   ============



                                                  Global        Aggressive
                                                 Equities         Growth
                                                 Portfolio      Portfolio
                                               ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $          0   $          0
     Investments in SunAmerica Series Trust,
        at market value                         142,589,923    178,478,524

Liabilities                                               0              0
                                               ------------   ------------

Net Assets                                     $142,589,923   $178,478,524
                                               ============   ============

Accumulation units outstanding                    5,366,080      7,344,520
                                               ============   ============

Unit value of accumulation units               $      26.57   $      24.30
                                               ============   ============



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)



                                                  Venture         Federated          Putnam         MFS Growth        Alliance
                                                   Value             Value           Growth          & Income          Growth
                                                  Portfolio        Portfolio        Portfolio        Portfolio       Portfolio
                                               --------------   --------------   --------------   --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $            0   $            0   $            0   $            0
     Investments in SunAmerica Series Trust,
        at market value                           918,987,624      113,143,395      362,907,786      104,086,066    1,248,910,215

Liabilities                                                 0                0                0                0                0
                                               --------------   --------------   --------------   --------------   --------------

Net Assets                                     $  918,987,624   $  113,143,395   $  362,907,786   $  104,086,066   $1,248,910,215
                                               ==============   ==============   ==============   ==============   ==============


Accumulation units outstanding                     32,960,877        6,700,126       11,459,476        4,397,413       25,720,432
                                               ==============   ==============   ==============   ==============   ==============

Unit value of accumulation units               $        27.88   $        16.89   $        31.67   $        23.67   $        48.56
                                               ==============   ==============   ==============   ==============   ==============



                                                  Growth-            Asset
                                                   Income         Allocation
                                                  Portfolio        Portfolio
                                               --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $            0
     Investments in SunAmerica Series Trust,
        at market value                           706,346,292      234,426,378

Liabilities                                                 0                0
                                               --------------   --------------

Net Assets                                     $  706,346,292   $  234,426,378
                                               ==============   ==============


Accumulation units outstanding                     19,671,134       11,832,744
                                               ==============   ==============

Unit value of accumulation units               $        35.91   $        19.81
                                               ==============   ==============





                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)


                                                SunAmerica      MFS Total                     Worldwide      High-Yield
                                                 Balanced        Return        Utility      High Income       Bond
                                                 Portfolio     Portfolio       Portfolio      Portfolio      Portfolio
                                               ------------   ------------   ------------   ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $          0   $          0   $          0   $          0   $          0
     Investments in SunAmerica Series Trust,
        at market value                         236,217,673     94,022,931     63,933,292     44,331,004    120,425,390

Liabilities                                               0              0              0              0              0
                                               ------------   ------------   ------------   ------------   ------------

Net Assets                                     $236,217,673   $ 94,022,931   $ 63,933,292   $ 44,331,004   $120,425,390
                                               ============   ============   ============   ============   ============


Accumulation units outstanding                   11,995,695      5,054,346      4,232,249      2,824,430      8,096,738
                                               ============   ============   ============   ============   ============

Unit value of accumulation units               $      19.69   $      18.60   $      15.11   $      15.70   $      14.87
                                               ============   ============   ============   ============   ============


                                                 Global        Corporate
                                                  Bond            Bond
                                                Portfolio      Portfolio
                                               ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $          0   $          0
     Investments in SunAmerica Series Trust,
        at market value                          38,740,607     91,835,814

Liabilities                                               0              0
                                               ------------   ------------

Net Assets                                     $ 38,740,607   $ 91,835,814
                                               ============   ============


Accumulation units outstanding                    2,749,995      7,196,448
                                               ============   ============

Unit value of accumulation units               $      14.09   $      12.76
                                               ============   ============



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)


                                               International       Emerging           Real         "Dogs" of        MFS Mid-Cap
                                              Growth & Income       Markets          Estate        Wall Street        Growth
                                                  Portfolio        Portfolio        Portfolio       Portfolio        Portfolio
                                               --------------   --------------   --------------   --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $            0   $            0   $            0   $            0
     Investments in SunAmerica Series Trust,
        at market value                           172,953,989       57,224,434       35,583,598       80,485,069       44,250,039

Liabilities                                                 0                0                0                0                0
                                               --------------   --------------   --------------   --------------   --------------

Net Assets                                     $  172,953,989   $   57,224,434   $   35,583,598   $   80,485,069   $   44,250,039
                                               ==============   ==============   ==============   ==============   ==============


Accumulation units outstanding                     12,288,580        5,310,973        3,993,765        8,952,838        2,713,848
                                               ==============   ==============   ==============   ==============   ==============

Unit value of accumulation units               $        14.07   $        10.77   $         8.91   $         8.99   $        16.31
                                               ==============   ==============   ==============   ==============   ==============



                                                    Cash
                                                  Management
                                                  Portfolio         TOTAL
                                               --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $  994,955,693
     Investments in SunAmerica Series Trust,
        at market value                           173,671,128    5,385,002,386

Liabilities                                                 0                0
                                               --------------   --------------

Net Assets                                     $  173,671,128   $6,379,958,079
                                               ==============   ==============


Accumulation units outstanding                     14,181,154
                                               ==============   ==============

Unit value of accumulation units               $        12.25
                                               ==============   ==============



                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999



                                                                                             Government   International
                                                 Capital                        Natural         and         Diversified
                                               Appreciation      Growth        Resources    Quality Bond     Equities
                                                 Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                               ------------   ------------   ------------   ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $480,400,313   $201,874,465   $ 13,461,238   $155,667,206   $          0
     Investments in SunAmerica Series Trust,
        at market value                                   0              0              0              0    108,270,790

Liabilities                                               0              0              0              0              0
                                               ------------   ------------   ------------   ------------   ------------

Net Assets                                     $480,400,313   $201,874,465   $ 13,461,238   $155,667,206   $108,270,790
                                               ============   ============   ============   ============   ============


Accumulation units outstanding                   13,201,318      6,788,755      1,180,750     11,644,751      6,989,492
                                               ============   ============   ============   ============   ============

Unit value of accumulation units               $      36.39   $      29.74   $      11.40   $      13.37   $      15.49
                                               ============   ============   ============   ============   ============


                                                  Global       Aggressive
                                                 Equities        Growth
                                                 Portfolio      Portfolio
                                               ------------   ------------
Assets:
     Investments in Anchor Series Trust,

         at market value                       $          0   $          0
     Investments in SunAmerica Series Trust,
        at market value                         118,942,147    126,037,673

Liabilities                                               0              0
                                               ------------   ------------

Net Assets                                     $118,942,147   $126,037,673
                                               ============   ============


Accumulation units outstanding                    4,915,631      6,626,618
                                               ============   ============

Unit value of accumulation units               $      24.20   $      19.02
                                               ============   ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999
                                   (Continued)


                                                  Venture          Federated        Putnam         MFS Growth        Alliance
                                                   Value             Value          Growth          & Income          Growth
                                                  Portfolio        Portfolio       Portfolio        Portfolio        Portfolio
                                               --------------   --------------   --------------   --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $            0   $            0   $            0   $            0
     Investments in SunAmerica Series Trust,
        at market value                           855,880,689      108,715,271      315,070,448       92,681,421    1,100,795,861

Liabilities                                                 0                0                0                0                0
                                               --------------   --------------   --------------   --------------   --------------

Net Assets                                     $  855,880,689   $  108,715,271   $  315,070,448   $   92,681,421   $1,100,795,861
                                               ==============   ==============   ==============   ==============   ==============


Accumulation units outstanding                     32,218,454        6,616,993       11,111,497        4,109,201       24,844,446
                                               ==============   ==============   ==============   ==============   ==============

Unit value of accumulation units               $        26.57   $        16.43   $        28.36   $        22.55   $        44.31
                                               ==============   ==============   ==============   ==============   ==============


                                                  Growth-            Asset
                                                   Income         Allocation
                                                  Portfolio       Portfolio
                                               --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $            0
     Investments in SunAmerica Series Trust,
        at market value                           631,444,819      225,363,736

Liabilities                                                 0                0
                                               --------------   --------------

Net Assets                                     $  631,444,819   $  225,363,736
                                               ==============   ==============


Accumulation units outstanding                     19,070,913       11,800,263
                                               ==============   ==============

Unit value of accumulation units               $        33.11   $        19.10
                                               ==============   ==============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999
                                   (Continued)


                                                SunAmerica      MFS Total                     Worldwide     High-Yield
                                                 Balanced        Return         Utility      High Income      Bond
                                                 Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                               ------------   ------------   ------------   ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $          0   $          0   $          0   $          0   $          0
     Investments in SunAmerica Series Trust,
        at market value                         205,718,611     87,688,865     61,911,394     43,460,618    116,458,898

Liabilities                                               0              0              0              0              0
                                               ------------   ------------   ------------   ------------   ------------

Net Assets                                     $205,718,611   $ 87,688,865   $ 61,911,394   $ 43,460,618   $116,458,898
                                               ============   ============   ============   ============   ============


Accumulation units outstanding                   11,283,979      4,740,884      4,083,169      2,853,924      7,918,425
                                               ============   ============   ============   ============   ============

Unit value of accumulation units               $      18.23   $      18.50   $      15.16   $      15.23   $      14.71
                                               ============   ============   ============   ============   ============


                                                  Global         Corporate
                                                   Bond            Bond
                                                 Portfolio      Portfolio
                                               ------------   ------------
Assets:
     Investments in Anchor Series Trust,

         at market value                       $          0   $          0
     Investments in SunAmerica Series Trust,
        at market value                          37,993,494     91,081,954

Liabilities                                               0              0
                                               ------------   ------------

Net Assets                                     $ 37,993,494   $ 91,081,954
                                               ============   ============


Accumulation units outstanding                    2,692,066      7,121,685
                                               ============   ============

Unit value of accumulation units               $      14.11   $      12.78
                                               ============   ============

                 See accompanying notes to financial statements.

              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                NOVEMBER 30, 1999
                                   (Continued)


                                               International       Emerging           Real         "Dogs" of
                                               Growth & Income      Markets          Estate        Wall Street
                                                  Portfolio        Portfolio        Portfolio       Portfolio
                                               --------------   --------------   --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $            0   $            0   $            0
     Investments in SunAmerica Series Trust,
        at market value                           156,485,672       43,682,791       33,664,724       81,021,429

Liabilities                                                 0                0                0                0
                                               --------------   --------------   --------------   --------------

Net Assets                                     $  156,485,672   $   43,682,791   $   33,664,724   $   81,021,429
                                               ==============   ==============   ==============   ==============


Accumulation units outstanding                     11,676,801        4,857,715        3,959,755        8,879,703

                                               ==============   ==============   ==============   ==============
Unit value of accumulation units               $        13.40   $         8.99   $         8.50   $         9.12
                                               ==============   ==============   ==============   ==============


                                                 MFS Mid-Cap        Cash
                                                   Growth         Management
                                                  Portfolio        Portfolio            TOTAL
                                               --------------   --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $            0   $  851,403,222
     Investments in SunAmerica Series Trust,
        at market value                            31,376,575      164,148,572    4,837,896,452

Liabilities                                                 0                0                0
                                               --------------   --------------   --------------

Net Assets                                     $   31,376,575   $  164,148,572   $5,689,299,674
                                               ==============   ==============   ==============


Accumulation units outstanding                      2,204,857       13,454,926
                                               ==============   ==============
Unit value of accumulation units               $        14.23   $        12.20
                                               ==============   ==============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 1999



                                                                    Market Value    Market
Variable Accounts                                        Shares        Per Share     Value               Cost
-------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:

     Capital Appreciation Portfolio                      10,388,399     $  57.02  $  592,391,593     $  396,999,082
     Growth Portfolio                                     5,945,645        38.52     229,020,717        188,766,418
     Natural Resources Portfolio                            898,618        16.22      14,580,032         13,092,521
     Government and Quality Bond Portfolio               11,617,069        13.68     158,963,351        166,104,728
                                                                                  --------------     --------------
                                                                                     994,955,693        764,962,749
                                                                                  --------------     --------------
SUNAMERICA SERIES TRUST:
     International Diversified Equities Portfolio         7,591,788        16.00     121,451,215        104,777,456
     Global Equities Portfolio                            6,544,447        21.79     142,589,923        117,236,842
     Aggressive Growth Portfolio                          7,640,856        23.36     178,478,524        118,137,193
     Venture Value Portfolio                             34,299,649        26.79     918,987,624        803,600,710
     Federated Value Portfolio                            6,827,811        16.57     113,143,395        109,433,791
     Putnam Growth Portfolio                             12,875,350        28.19     362,907,786        279,960,964
     MFS Growth & Income Portfolio                        7,453,500        13.96     104,086,066        110,919,375
     Alliance Growth Portfolio                           32,548,685        38.37   1,248,910,215        986,671,590
     Growth-Income Portfolio                             21,684,971        32.57     706,346,292        556,800,067
     Asset Allocation Portfolio                          15,637,952        14.99     234,426,378        237,293,930
     SunAmerica Balanced Portfolio                       12,025,736        19.64     236,217,673        199,209,093
     MFS Total Return Portfolio                           6,570,615        14.31      94,022,931         98,708,398
     Utility Portfolio                                    4,446,168        14.38      63,933,292         63,325,351
     Worldwide High Income Portfolio                      4,166,563        10.64      44,331,004         48,246,386
     High-Yield Bond Portfolio                           11,485,596        10.48     120,425,390        128,943,216
     Global Bond Portfolio                                3,582,789        10.81      38,740,607         40,879,128
     Corporate Bond Portfolio                             8,255,944        11.12      91,835,814         95,814,250
     International Growth & Income Portfolio             13,413,047        12.89     172,953,989        170,100,803
     Emerging Markets Portfolio                           5,161,974        11.09      57,224,434         41,900,899
     Real Estate Portfolio                                4,037,994         8.81      35,583,598         41,800,376
     "Dogs" of Wall Street Portfolio                      8,986,293         8.96      80,485,069         86,797,993
     MFS Mid-Cap Growth Portfolio                         2,722,168        16.26      44,250,039         35,773,154
     Cash Management Portfolio                           15,953,279        10.89     173,671,128        172,352,999
                                                                                  --------------     --------------
                                                                                   5,385,002,386      4,648,683,964
                                                                                  --------------     --------------
                                                                                  $6,379,958,079     $5,413,646,713
                                                                                  ==============     ==============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                NOVEMBER 30, 1999



                                                                  Market Value            Market
Variable Accounts                                        Shares      Per Share             Value                   Cost
-----------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio                  10,007,739        $ 48.00   $   480,400,313        $   375,510,172
     Growth Portfolio                                 5,754,774          35.08       201,874,465            181,634,878
     Natural Resources Portfolio                        911,125          14.77        13,461,238             13,252,590
     Government and Quality Bond Portfolio           11,310,388          13.76       155,667,206            161,925,972
                                                                                 ---------------        ---------------
                                                                                     851,403,222            732,323,612
                                                                                 ---------------        ---------------
SUNAMERICA SERIES TRUST:
     International Diversified Equities Portfolio     7,403,429          14.62       108,270,790            100,825,233
     Global Equities Portfolio                        6,002,852          19.81       118,942,147            105,966,168
     Aggressive Growth Portfolio                      6,902,939          18.26       126,037,673            102,069,002
     Venture Value Portfolio                         33,570,345          25.50       855,880,689            784,490,042
     Federated Value Portfolio                        6,751,821          16.10       108,715,271            108,182,224
     Putnam Growth Portfolio                         12,500,523          25.20       315,070,448            269,881,355
     MFS Growth & Income Portfolio                    6,973,994          13.29        92,681,421            104,423,107
     Alliance Growth Portfolio                       31,480,734          34.97     1,100,795,861            947,389,395
     Growth-Income Portfolio                         21,050,466          30.00       631,444,819            536,608,087
     Asset Allocation Portfolio                      15,615,149          14.43       225,363,736            236,994,913
     SunAmerica Balanced Portfolio                   11,326,874          18.16       205,718,611            185,958,153
     MFS Total Return Portfolio                       6,171,107          14.21        87,688,865             93,046,797
     Utility Portfolio                                4,295,096          14.41        61,911,394             61,168,887
     Worldwide High Income Portfolio                  4,215,525          10.31        43,460,618             48,891,480
     High-Yield Bond Portfolio                       11,247,102          10.35       116,458,898            126,551,811
     Global Bond Portfolio                            3,511,864          10.82        37,993,494             40,134,558
     Corporate Bond Portfolio                         8,180,769          11.13        91,081,954             95,018,220
     International Growth & Income Portfolio         11,618,792          13.47       156,485,672            145,775,555
     Emerging Markets Portfolio                       4,727,547           9.24        43,682,791             37,325,309
     Real Estate Portfolio                            4,008,769           8.40        33,664,724             41,673,478
     "Dogs" of Wall Street Portfolio                  8,924,418           9.08        81,021,429             86,376,791
     MFS Mid-Cap Growth Portfolio                     2,182,799          14.37        31,376,575             27,352,047
     Cash Management Portfolio                       15,156,138          10.83       164,148,572            163,468,523
                                                                                 ---------------        ---------------
                                                                                   4,837,896,452          4,449,571,135
                                                                                 ---------------        ---------------
                                                                                 $ 5,689,299,674        $ 5,181,894,747
                                                                                 ===============        ===============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999

                                                                                                        Government
                                                       Capital                          Natural            and
                                                     Appreciation       Growth         Resources       Quality Bond
                                                      Portfolio        Portfolio        Portfolio       Portfolio
                                                    -------------    -------------    -------------    -------------
Investment income:

     Dividends and capital gains distributions      $           0    $           0    $           0    $           0
                                                    -------------    -------------    -------------    -------------

         Total investment income                                0                0                0                0
                                                    -------------    -------------    -------------    -------------

Expenses:
     Mortality risk charge                               (409,848)        (164,810)         (10,460)        (119,714)
     Guarantee death benefit charge                       (54,646)         (21,975)          (1,395)         (15,962)
     Expense risk charge                                 (159,385)         (64,093)          (4,068)         (46,555)
     Distribution expense charge                          (68,309)         (27,468)          (1,743)         (19,952)
                                                    -------------    -------------    -------------    -------------

         Total expenses                                  (692,188)        (278,346)         (17,666)        (202,183)
                                                    -------------    -------------    -------------    -------------

Net investment income (loss)                             (692,188)        (278,346)         (17,666)        (202,183)
                                                    -------------    -------------    -------------    -------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                          4,902,412          270,792          641,467          624,820
     Cost of shares sold                               (3,511,221)        (238,227)        (622,807)        (650,038)
                                                    -------------    -------------    -------------    -------------

Net realized gains (losses) from
    securities transactions                             1,391,191           32,565           18,660          (25,218)
                                                    -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                              104,890,141       20,239,587          208,648       (6,258,766)
     End of period                                    195,392,511       40,254,299        1,487,511       (7,141,377)
                                                    -------------    -------------    -------------    -------------

Change in net unrealized appreciation/
    depreciation of investments                        90,502,370       20,014,712        1,278,863         (882,611)
                                                    -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations   $  91,201,373    $  19,768,931    $   1,279,857    $  (1,110,012)
                                                    =============    =============    =============    =============


                                                    International
                                                     Diversified        Global         Aggressive
                                                      Equities          Equities        Growth
                                                      Portfolio        Portfolio        Portfolio
                                                    -------------    -------------    -------------
Investment income:

     Dividends and capital gains distributions      $           0    $           0    $           0
                                                    -------------    -------------    -------------

         Total investment income                                0                0                0
                                                    -------------    -------------    -------------

Expenses:
     Mortality risk charge                                (87,566)         (99,920)        (118,298)
     Guarantee death benefit charge                       (11,676)         (13,323)         (15,773)
     Expense risk charge                                  (34,054)         (38,858)         (46,005)
     Distribution expense charge                          (14,594)         (16,653)         (19,716)
                                                    -------------    -------------    -------------

         Total expenses                                  (147,890)        (168,754)        (199,792)
                                                    -------------    -------------    -------------

Net investment income (loss)                             (147,890)        (168,754)        (199,792)
                                                    -------------    -------------    -------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                         15,411,048        2,481,382        1,434,689
     Cost of shares sold                              (14,095,954)      (2,179,681)        (966,785)
                                                    -------------    -------------    -------------

Net realized gains (losses) from
    securities transactions                             1,315,094          301,701          467,904
                                                    -------------    -------------    -------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                7,445,557       12,975,979       23,968,671
     End of period                                     16,673,759       25,353,081       60,341,331
                                                    -------------    -------------    -------------

Change in net unrealized appreciation/
    depreciation of investments                         9,228,202       12,377,102       36,372,660
                                                    -------------    -------------    -------------

Increase (decrease) in net assets from operations   $  10,395,406    $  12,510,049    $  36,640,772
                                                    =============    =============    =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                                       Venture        Federated          Putnam         MFS Growth
                                                        Value            Value           Growth          & Income
                                                      Portfolio        Portfolio        Portfolio        Portfolio
                                                    -------------    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $           0    $           0    $           0    $           0
                                                    -------------    -------------    -------------    -------------
         Total investment income                                0                0                0                0
                                                    -------------    -------------    -------------    -------------
Expenses:
     Mortality risk charge                               (672,293)         (83,757)        (258,809)         (74,558)
     Guarantee death benefit charge                       (89,639)         (11,168)         (34,508)          (9,941)
     Expense risk charge                                 (261,447)         (32,572)        (100,648)         (28,995)
     Distribution expense charge                         (112,050)         (13,959)         (43,134)         (12,427)
                                                    -------------    -------------    -------------    -------------
         Total expenses                                (1,135,429)        (141,456)        (437,099)        (125,921)
                                                    -------------    -------------    -------------    -------------
Net investment income (loss)                           (1,135,429)        (141,456)        (437,099)        (125,921)
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                          1,303,007        1,427,402          667,031          121,182
     Cost of shares sold                               (1,164,586)      (1,427,585)        (519,095)        (135,931)
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                               138,421             (183)         147,936          (14,749)
                                                    -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                               71,390,647          533,047       45,189,093      (11,741,686)
     End of period                                    115,386,914        3,709,604       82,946,822       (6,833,309)
                                                    -------------    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                        43,996,267        3,176,557       37,757,729        4,908,377
                                                    -------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $  42,999,259    $   3,034,918    $  37,468,566    $   4,767,707
                                                    =============    =============    =============    =============


                                                       Alliance         Growth-          Asset
                                                        Growth          Income         Allocation
                                                      Portfolio        Portfolio       Portfolio
                                                    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $           0    $           0    $           0
                                                    -------------    -------------    -------------
         Total investment income                                0                0                0
                                                    -------------    -------------    -------------
Expenses:
     Mortality risk charge                               (891,398)        (507,511)        (175,914)
     Guarantee death benefit charge                      (118,853)         (67,668)         (23,455)
     Expense risk charge                                 (346,655)        (197,365)         (68,411)
     Distribution expense charge                         (148,567)         (84,586)         (29,320)
                                                    -------------    -------------    -------------
         Total expenses                                (1,505,473)        (857,130)        (297,100)
                                                    -------------    -------------    -------------
Net investment income (loss)                           (1,505,473)        (857,130)        (297,100)
                                                    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                            904,912        2,272,536        1,440,517
     Cost of shares sold                                 (753,574)      (1,918,746)      (1,486,742)
                                                    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                               151,338          353,790          (46,225)
                                                    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                              153,406,466       94,836,732      (11,631,177)
     End of period                                    262,238,625      149,546,225       (2,867,552)
                                                    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                       108,832,159       54,709,493        8,763,625
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $ 107,478,024    $  54,206,153    $   8,420,300
                                                    =============    =============    =============


                 See accompanying notes to financial statements.
                                       78

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)



                                                    SunAmerica       MFS Total                       Worldwide
                                                     Balanced          Return         Utility        High Income
                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                    ------------    ------------    ------------    ------------
Investment income:
     Dividends and capital gains distributions      $          0    $          0    $          0    $          0
                                                    ------------    ------------    ------------    ------------
         Total investment income                               0               0               0               0
                                                    ------------    ------------    ------------    ------------
Expenses:
     Mortality risk charge                              (169,487)        (68,760)        (47,567)        (33,886)
     Guarantee death benefit charge                      (22,598)         (9,168)         (6,342)         (4,518)
     Expense risk charge                                 (65,912)        (26,740)        (18,498)        (13,178)
     Distribution expense charge                         (28,248)        (11,460)         (7,928)         (5,648)
                                                    ------------    ------------    ------------    ------------
         Total expenses                                 (286,245)       (116,128)        (80,335)        (57,230)
                                                    ------------    ------------    ------------    ------------
Net investment income (loss)                            (286,245)       (116,128)        (80,335)        (57,230)
                                                    ------------    ------------    ------------    ------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                                 0          24,396          76,227       1,350,169
     Cost of shares sold                                       0         (25,876)        (76,541)     (1,475,519)
                                                    ------------    ------------    ------------    ------------
Net realized gains (losses) from
    securities transactions                                    0          (1,480)           (314)       (125,350)
                                                    ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                              19,760,458      (5,357,932)        742,507      (5,430,862)
     End of period                                    37,008,580      (4,685,467)        607,941      (3,915,382)
                                                    ------------    ------------    ------------    ------------
Change in net unrealized appreciation/
    depreciation of investments                       17,248,122         672,465        (134,566)      1,515,480
                                                    ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations   $ 16,961,877    $    554,857    $   (215,215)   $  1,332,900
                                                    ============    ============    ============    ============



                                                     High-Yield         Global        Corporate
                                                        Bond             Bond           Bond
                                                      Portfolio       Portfolio       Portfolio
                                                    ------------    ------------    ------------
Investment income:
     Dividends and capital gains distributions      $          0    $          0    $          0
                                                    ------------    ------------    ------------
         Total investment income                               0               0               0
                                                    ------------    ------------    ------------
Expenses:
     Mortality risk charge                               (90,653)        (29,220)        (69,801)
     Guarantee death benefit charge                      (12,087)         (3,896)         (9,307)
     Expense risk charge                                 (35,254)        (11,363)        (27,145)
     Distribution expense charge                         (15,109)         (4,871)        (11,633)
                                                    ------------    ------------    ------------
         Total expenses                                 (153,103)        (49,350)       (117,886)
                                                    ------------    ------------    ------------
Net investment income (loss)                            (153,103)        (49,350)       (117,886)
                                                    ------------    ------------    ------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                         1,311,705         427,478       1,009,070
     Cost of shares sold                              (1,409,741)       (450,269)     (1,050,927)
                                                    ------------    ------------    ------------
Net realized gains (losses) from
    securities transactions                              (98,036)        (22,791)        (41,857)
                                                    ------------    ------------    ------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                             (10,092,913)     (2,141,064)     (3,936,266)
     End of period                                    (8,517,826)     (2,138,521)     (3,978,436)
                                                    ------------    ------------    ------------
Change in net unrealized appreciation/
    depreciation of investments                        1,575,087           2,543         (42,170)
                                                    ------------    ------------    ------------
Increase (decrease) in net assets from operations   $  1,323,948    $    (69,598)   $   (201,913)
                                                    ============    ============    ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)

                                                    International      Emerging           Real          "Dogs" of
                                                   Growth & Income      Markets          Estate         Wall Street
                                                      Portfolio        Portfolio        Portfolio        Portfolio
                                                    -------------    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $  15,397,560    $           0    $           0    $           0
                                                    -------------    -------------    -------------    -------------
         Total investment income                       15,397,560                0                0                0
                                                    -------------    -------------    -------------    -------------
Expenses:
     Mortality risk charge                               (127,322)         (38,508)         (25,619)         (60,367)
     Guarantee death benefit charge                       (16,976)          (5,134)          (3,416)          (8,049)
     Expense risk charge                                  (49,514)         (14,975)          (9,963)         (23,476)
     Distribution expense charge                          (21,221)          (6,419)          (4,270)         (10,061)
                                                    -------------    -------------    -------------    -------------
         Total expenses                                  (215,033)         (65,036)         (43,268)        (101,953)
                                                    -------------    -------------    -------------    -------------
Net investment income (loss)                           15,182,527          (65,036)         (43,268)        (101,953)
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                          7,350,263          827,847          622,303        1,461,955
     Cost of shares sold                               (6,626,647)        (619,939)        (771,157)      (1,583,069)
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                               723,616          207,908         (148,854)        (121,114)
                                                    -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                               10,710,117        6,357,482       (8,008,754)      (5,355,362)
     End of period                                      2,853,186       15,323,535       (6,216,778)      (6,312,924)
                                                    -------------    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                        (7,856,931)       8,966,053        1,791,976         (957,562)
                                                    -------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $   8,049,212    $   9,108,925    $   1,599,854    $  (1,180,629)
                                                    =============    =============    =============    =============


                                                      MFS Mid-Cap       Cash
                                                        Growth        Management
                                                      Portfolio        Portfolio            TOTAL
                                                    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $     608,658    $           0    $  16,006,218
                                                    -------------    -------------    -------------
         Total investment income                          608,658                0       16,006,218
                                                    -------------    -------------    -------------
Expenses:
     Mortality risk charge                                (28,448)        (131,187)      (4,595,681)
     Guarantee death benefit charge                        (3,793)         (17,492)        (612,758)
     Expense risk charge                                  (11,063)         (51,017)      (1,787,209)
     Distribution expense charge                           (4,742)         (21,865)        (765,953)
                                                    -------------    -------------    -------------
         Total expenses                                   (48,046)        (221,561)      (7,761,601)
                                                    -------------    -------------    -------------
Net investment income (loss)                              560,612         (221,561)       8,244,617
                                                    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                            658,578       44,276,886       93,300,074
     Cost of shares sold                                 (555,935)     (44,036,124)     (88,352,716)
                                                    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                               102,643          240,762        4,947,358
                                                    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                4,024,528          680,049      507,404,927
     End of period                                      8,476,885        1,318,129      966,311,366
                                                    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                         4,452,357          638,080      458,906,439
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $   5,115,612    $     657,281    $ 472,098,414
                                                    =============    =============    =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999


                                                                                                       Government
                                                       Capital                           Natural          and
                                                    Appreciation        Growth          Resources      Quality Bond
                                                      Portfolio        Portfolio        Portfolio       Portfolio
                                                    -------------    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $  16,419,928    $  11,247,203    $     157,138    $   6,951,976
                                                    -------------    -------------    -------------    -------------
         Total investment income                       16,419,928       11,247,203          157,138        6,951,976
                                                    -------------    -------------    -------------    -------------
Expenses:
     Mortality risk charge                             (2,670,029)      (1,285,168)         (91,866)      (1,068,231)
     Guarantee death benefit charge                      (356,004)        (171,356)         (12,249)        (142,431)
     Expense risk charge                               (1,038,345)        (499,788)         (35,726)        (415,423)
     Distribution expense charge                         (445,004)        (214,194)         (15,311)        (178,038)
                                                    -------------    -------------    -------------    -------------
         Total expenses                                (4,509,382)      (2,170,506)        (155,152)      (1,804,123)
                                                    -------------    -------------    -------------    -------------
Net investment income (loss)                           11,910,546        9,076,697            1,986        5,147,853
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                         72,858,783        9,362,928        5,258,327       25,219,551
     Cost of shares sold                              (63,752,901)      (8,361,173)      (5,112,408)     (25,646,811)
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                             9,105,882        1,001,755          145,919         (427,260)
                                                    -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                               (2,266,766)       4,884,168       (1,144,012)         713,259
     End of period                                    104,890,141       20,239,587          208,648       (6,258,766)
                                                    -------------    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                       107,156,907       15,355,419        1,352,660       (6,972,025)
                                                    -------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $ 128,173,335    $  25,433,871    $   1,500,565    $  (2,251,432)
                                                    =============    =============    =============    =============


                                                    International
                                                     Diversified       Global          Aggressive
                                                       Equities        Equities          Growth
                                                      Portfolio        Portfolio        Portfolio
                                                    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $   2,069,746    $   7,234,539    $   6,274,037
                                                    -------------    -------------    -------------
         Total investment income                        2,069,746        7,234,539        6,274,037
                                                    -------------    -------------    -------------
Expenses:
     Mortality risk charge                               (766,560)        (713,085)        (594,912)
     Guarantee death benefit charge                      (102,208)         (95,078)         (79,322)
     Expense risk charge                                 (298,107)        (277,311)        (231,355)
     Distribution expense charge                         (127,759)        (118,848)         (99,152)
                                                    -------------    -------------    -------------
         Total expenses                                (1,294,634)      (1,204,322)      (1,004,741)
                                                    -------------    -------------    -------------
Net investment income (loss)                              775,112        6,030,217        5,269,296
                                                    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                        253,041,090        9,018,820       12,860,801
     Cost of shares sold                             (246,068,174)      (8,448,132)     (11,018,748)
                                                    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                             6,972,916          570,688        1,842,053
                                                    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                1,677,884          565,631        1,064,455
     End of period                                      7,445,557       12,975,979       23,968,671
                                                    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                         5,767,673       12,410,348       22,904,216
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $  13,515,701    $  19,011,253    $  30,015,565
                                                    =============    =============    =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)



                                                      Venture         Federated          Putnam        MFS Growth
                                                        Value            Value           Growth         & Income
                                                      Portfolio        Portfolio        Portfolio        Portfolio
                                                    -------------    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $  32,411,794    $   4,583,838    $   8,064,530    $  13,764,409
                                                    -------------    -------------    -------------    -------------
         Total investment income                       32,411,794        4,583,838        8,064,530       13,764,409
                                                    -------------    -------------    -------------    -------------
Expenses:
     Mortality risk charge                             (6,213,568)        (803,363)      (1,919,599)        (433,718)
     Guarantee death benefit charge                      (828,476)        (107,115)        (255,947)         (57,829)
     Expense risk charge                               (2,416,388)        (312,419)        (746,511)        (168,668)
     Distribution expense charge                       (1,035,594)        (133,893)        (319,932)         (72,287)
                                                    -------------    -------------    -------------    -------------
         Total expenses                               (10,494,026)      (1,356,790)      (3,241,989)        (732,502)
                                                    -------------    -------------    -------------    -------------
Net investment income (loss)                           21,917,768        3,227,048        4,822,541       13,031,907
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                         31,057,635       16,095,924        2,558,419        1,364,335
     Cost of shares sold                              (27,956,324)     (14,713,789)      (2,299,108)      (1,313,899)
                                                    -------------    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                             3,101,311        1,382,135          259,311           50,436
                                                    -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                               20,764,044        4,379,096        4,482,602          316,687
     End of period                                     71,390,647          533,047       45,189,093      (11,741,686)
                                                    -------------    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                        50,626,603       (3,846,049)      40,706,491      (12,058,373)
                                                    -------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $  75,645,682    $     763,134    $  45,788,343    $   1,023,970
                                                    =============    =============    =============    =============

                                                      Alliance          Growth-          Asset
                                                       Growth           Income         Allocation
                                                      Portfolio        Portfolio        Portfolio
                                                    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions      $  73,131,535    $  26,125,481    $  17,624,884
                                                    -------------    -------------    -------------
         Total investment income                       73,131,535       26,125,481       17,624,884
                                                    -------------    -------------    -------------
Expenses:
     Mortality risk charge                             (6,692,409)      (3,956,812)      (1,813,385)
     Guarantee death benefit charge                      (892,321)        (527,575)        (241,785)
     Expense risk charge                               (2,602,603)      (1,538,760)        (705,205)
     Distribution expense charge                       (1,115,402)        (659,468)        (302,230)
                                                    -------------    -------------    -------------
         Total expenses                               (11,302,735)      (6,682,615)      (3,062,605)
                                                    -------------    -------------    -------------
Net investment income (loss)                           61,828,800       19,442,866       14,562,279
                                                    -------------    -------------    -------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                         43,457,676       21,422,634        5,985,744
     Cost of shares sold                              (36,427,909)     (18,313,760)      (6,198,674)
                                                    -------------    -------------    -------------
Net realized gains (losses) from
    securities transactions                             7,029,767        3,108,874         (212,930)
                                                    -------------    -------------    -------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                               38,472,062       20,109,919       (6,467,628)
     End of period                                    153,406,466       94,836,732      (11,631,177)
                                                    -------------    -------------    -------------
Change in net unrealized appreciation/
    depreciation of investments                       114,934,404       74,726,813       (5,163,549)
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations   $ 183,792,971    $  97,278,553    $   9,185,800
                                                    =============    =============    =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                                    SunAmerica       MFS Total                       Worldwide       High-Yield
                                                     Balanced         Return          Utility       High Income         Bond
                                                     Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                    ------------    ------------    ------------    ------------    ------------
Investment income:
     Dividends and capital gains distributions      $  2,990,284    $  8,372,761    $  3,028,472    $  4,717,470    $ 10,654,356
                                                    ------------    ------------    ------------    ------------    ------------
         Total investment income                       2,990,284       8,372,761       3,028,472       4,717,470      10,654,356
                                                    ------------    ------------    ------------    ------------    ------------
Expenses:
     Mortality risk charge                            (1,155,745)       (491,797)       (417,066)       (341,118)       (889,478)
     Guarantee death benefit charge                     (154,099)        (65,573)        (55,609)        (45,482)       (118,597)
     Expense risk charge                                (449,456)       (191,254)       (162,192)       (132,657)       (345,908)
     Distribution expense charge                        (192,625)        (81,966)        (69,511)        (56,854)       (148,247)
                                                    ------------    ------------    ------------    ------------    ------------
         Total expenses                               (1,951,925)       (830,590)       (704,378)       (576,111)     (1,502,230)
                                                    ------------    ------------    ------------    ------------    ------------
Net investment income (loss)                           1,038,359       7,542,171       2,324,094       4,141,359       9,152,126
                                                    ------------    ------------    ------------    ------------    ------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                             1,062         175,910       3,170,945       5,259,484      27,129,016
     Cost of shares sold                                    (954)       (168,887)     (3,049,495)     (6,095,281)    (27,773,697)
                                                    ------------    ------------    ------------    ------------    ------------
Net realized gains (losses) from
    securities transactions                                  108           7,023         121,450        (835,797)       (644,681)
                                                    ------------    ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                               3,912,921         654,344       1,513,827      (6,648,206)     (4,246,455)
     End of period                                    19,760,458      (5,357,932)        742,507      (5,430,862)    (10,092,913)
                                                    ------------    ------------    ------------    ------------    ------------
Change in net unrealized appreciation/
    depreciation of investments                       15,847,537      (6,012,276)       (771,320)      1,217,344      (5,846,458)
                                                    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations   $ 16,886,004    $  1,536,918    $  1,674,224    $  4,522,906    $  2,660,987
                                                    ============    ============    ============    ============    ============


                                                      Global         Corporate
                                                        Bond           Bond
                                                     Portfolio       Portfolio
                                                    ------------    ------------
Investment income:
     Dividends and capital gains distributions      $  2,582,165    $  3,808,676
                                                    ------------    ------------
         Total investment income                       2,582,165       3,808,676
                                                    ------------    ------------
Expenses:
     Mortality risk charge                              (267,662)       (659,556)
     Guarantee death benefit charge                      (35,688)        (87,941)
     Expense risk charge                                (104,091)       (256,494)
     Distribution expense charge                         (44,610)       (109,925)
                                                    ------------    ------------
         Total expenses                                 (452,051)     (1,113,916)
                                                    ------------    ------------
Net investment income (loss)                           2,130,114       2,694,760
                                                    ------------    ------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                         1,375,121       1,252,158
     Cost of shares sold                              (1,415,145)     (1,302,574)
                                                    ------------    ------------
Net realized gains (losses) from
    securities transactions                              (40,024)        (50,416)
                                                    ------------    ------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                 603,670         801,699
     End of period                                    (2,141,064)     (3,936,266)
                                                    ------------    ------------
Change in net unrealized appreciation/
    depreciation of investments                       (2,744,734)     (4,737,965)
                                                    ------------    ------------
Increase (decrease) in net assets from operations   $   (654,644)   $ (2,093,621)
                                                    ============    ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                                     International        Emerging             Real             "Dogs" of
                                                    Growth & Income        Markets            Estate           Wall Street
                                                        Portfolio         Portfolio          Portfolio          Portfolio
                                                    ---------------    ---------------    ---------------    ---------------
Investment income:
     Dividends and capital gains distributions      $     2,309,922    $        35,323    $     1,268,769    $     2,456,301
                                                    ---------------    ---------------    ---------------    ---------------
         Total investment income                          2,309,922             35,323          1,268,769          2,456,301
                                                    ---------------    ---------------    ---------------    ---------------
Expenses:
     Mortality risk charge                               (1,043,018)          (237,745)          (320,216)          (630,844)
     Guarantee death benefit charge                        (139,069)           (31,699)           (42,695)           (84,113)
     Expense risk charge                                   (405,618)           (92,456)          (124,528)          (245,328)
     Distribution expense charge                           (173,837)           (39,625)           (53,370)          (105,141)
                                                    ---------------    ---------------    ---------------    ---------------
         Total expenses                                  (1,761,542)          (401,525)          (540,809)        (1,065,426)
                                                    ---------------    ---------------    ---------------    ---------------
Net investment income (loss)                                548,380           (366,202)           727,960          1,390,875
                                                    ---------------    ---------------    ---------------    ---------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                          115,952,248          8,808,655          9,034,362          2,142,706
     Cost of shares sold                               (107,156,772)        (8,346,538)        (9,994,372)        (2,109,651)
                                                    ---------------    ---------------    ---------------    ---------------
Net realized gains (losses) from
    securities transactions                               8,795,476            462,117           (960,010)            33,055
                                                    ---------------    ---------------    ---------------    ---------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                    252,067         (3,748,568)        (3,138,635)         1,562,918
     End of period                                       10,710,117          6,357,482         (8,008,754)        (5,355,362)
                                                    ---------------    ---------------    ---------------    ---------------
Change in net unrealized appreciation/
    depreciation of investments                          10,458,050         10,106,050         (4,870,119)        (6,918,280)
                                                    ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets from operations   $    19,801,906    $    10,201,965    $    (5,102,169)   $    (5,494,350)
                                                    ===============    ===============    ===============    ===============


                                                      MFS Mid-Cap          Cash
                                                        Growth           Management
                                                       Portfolio          Portfolio            TOTAL
                                                    ---------------    ---------------    ---------------
Investment income:
     Dividends and capital gains distributions      $             0    $     3,864,891    $   272,150,428
                                                    ---------------    ---------------    ---------------
         Total investment income                                  0          3,864,891        272,150,428
                                                    ---------------    ---------------    ---------------
Expenses:
     Mortality risk charge                                  (46,154)        (1,179,294)       (36,702,398)
     Guarantee death benefit charge                          (6,154)          (157,239)        (4,893,654)
     Expense risk charge                                    (17,949)          (458,614)       (14,273,154)
     Distribution expense charge                             (7,692)          (196,550)        (6,117,065)
                                                    ---------------    ---------------    ---------------
         Total expenses                                     (77,949)        (1,991,697)       (61,986,271)
                                                    ---------------    ---------------    ---------------
Net investment income (loss)                                (77,949)         1,873,194        210,164,157
                                                    ---------------    ---------------    ---------------
Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                            4,767,638        635,576,743      1,324,208,715
     Cost of shares sold                                 (4,647,745)      (633,363,925)    (1,281,056,846)
                                                    ---------------    ---------------    ---------------
Net realized gains (losses) from
    securities transactions                                 119,893          2,212,818         43,151,869
                                                    ---------------    ---------------    ---------------
Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                          0            687,367         79,758,350
     End of period                                        4,024,528            680,049        507,404,927
                                                    ---------------    ---------------    ---------------
Change in net unrealized appreciation/
    depreciation of investments                           4,024,528             (7,318)       427,646,577
                                                    ---------------    ---------------    ---------------
Increase (decrease) in net assets from operations   $     4,066,472    $     4,078,694    $   680,962,603
                                                    ===============    ===============    ===============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999


                                                                                                                 Government
                                                               Capital                           Natural            and
                                                             Appreciation       Growth           Resources      Quality Bond
                                                               Portfolio        Portfolio        Portfolio        Portfolio
                                                             -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $    (692,188)   $    (278,346)   $     (17,666)   $    (202,183)
     Net realized gains (losses) from
         securities transactions                                 1,391,191           32,565           18,660          (25,218)
     Change in net unrealized appreciation/
         depreciation of investments                            90,502,370       20,014,712        1,278,863         (882,611)
                                                             -------------    -------------    -------------    -------------
         Increase (decrease) in net assets from operations      91,201,373       19,768,931        1,279,857       (1,110,012)
                                                             -------------    -------------    -------------    -------------
From capital transactions:
     Net proceeds from units sold                                8,871,203        3,287,277          202,683        1,797,269
     Cost of units redeemed                                     (2,372,698)        (974,318)         (69,946)        (909,068)
     Net transfers                                              14,291,402        5,064,362         (293,800)       3,517,956
                                                             -------------    -------------    -------------    -------------
         Increase (decrease) in net assets
             from capital transactions                          20,789,907        7,377,321         (161,063)       4,406,157
                                                             -------------    -------------    -------------    -------------
Increase (decrease) in net assets                              111,991,280       27,146,252        1,118,794        3,296,145
Net assets at beginning of period                              480,400,313      201,874,465       13,461,238      155,667,206
                                                             -------------    -------------    -------------    -------------
Net assets at end of period                                  $ 592,391,593    $ 229,020,717    $  14,580,032    $ 158,963,351
                                                             =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    221,171          104,342           17,270          134,876
     Units redeemed                                                (59,620)         (31,226)          (5,916)         (68,064)
     Units transferred                                             358,306          161,108          (26,052)         264,218
                                                             -------------    -------------    -------------    -------------
Increase (decrease) in units outstanding                           519,857          234,224          (14,698)         331,030
Beginning units                                                 13,201,318        6,788,755        1,180,750       11,644,751
                                                             -------------    -------------    -------------    -------------
Ending units                                                    13,721,175        7,022,979        1,166,052       11,975,781
                                                             =============    =============    =============    =============


                                                             International
                                                              Diversified       Global           Aggressive
                                                                Equities        Equities          Growth
                                                               Portfolio        Portfolio        Portfolio
                                                             -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $    (147,890)   $    (168,754)   $    (199,792)
     Net realized gains (losses) from
         securities transactions                                 1,315,094          301,701          467,904
     Change in net unrealized appreciation/
         depreciation of investments                             9,228,202       12,377,102       36,372,660
                                                             -------------    -------------    -------------
         Increase (decrease) in net assets from operations      10,395,406       12,510,049       36,640,772
                                                             -------------    -------------    -------------
From capital transactions:
     Net proceeds from units sold                                1,284,655        2,125,576        4,206,604
     Cost of units redeemed                                       (407,506)        (648,995)        (602,988)
     Net transfers                                               1,907,870        9,661,146       12,196,463
                                                             -------------    -------------    -------------
         Increase (decrease) in net assets
             from capital transactions                           2,785,019       11,137,727       15,800,079
                                                             -------------    -------------    -------------
Increase (decrease) in net assets                               13,180,425       23,647,776       52,440,851
Net assets at beginning of period                              108,270,790      118,942,147      126,037,673
                                                             -------------    -------------    -------------
Net assets at end of period                                  $ 121,451,215    $ 142,589,923    $ 178,478,524
                                                             =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     80,154           84,013          187,480
     Units redeemed                                                (25,588)         (25,677)         (27,443)
     Units transferred                                             132,733          392,113          557,865
                                                             -------------    -------------    -------------
Increase (decrease) in units outstanding                           187,299          450,449          717,902
Beginning units                                                  6,989,492        4,915,631        6,626,618
                                                             -------------    -------------    -------------
Ending units                                                     7,176,791        5,366,080        7,344,520
                                                             =============    =============    =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)



                                                               Venture        Federated        Putnam          MFS Growth
                                                                Value           Value          Growth          & Income
                                                               Portfolio       Portfolio       Portfolio       Portfolio
                                                             ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $ (1,135,429)   $   (141,456)   $   (437,099)   $   (125,921)
     Net realized gains (losses) from
         securities transactions                                  138,421            (183)        147,936         (14,749)
     Change in net unrealized appreciation/
         depreciation of investments                           43,996,267       3,176,557      37,757,729       4,908,377
                                                             ------------    ------------    ------------    ------------
         Increase (decrease) in net assets from operations     42,999,259       3,034,918      37,468,566       4,767,707
                                                             ------------    ------------    ------------    ------------
From capital transactions:
     Net proceeds from units sold                               9,115,340       1,124,247       5,653,487       2,990,649
     Cost of units redeemed                                    (3,506,341)       (547,731)     (1,688,270)       (439,946)
     Net transfers                                             14,498,677         816,690       6,403,555       4,086,235
                                                             ------------    ------------    ------------    ------------
         Increase (decrease) in net assets
             from capital transactions                         20,107,676       1,393,206      10,368,772       6,636,938
                                                             ------------    ------------    ------------    ------------
Increase (decrease) in net assets                              63,106,935       4,428,124      47,837,338      11,404,645
Net assets at beginning of period                             855,880,689     108,715,271     315,070,448      92,681,421
                                                             ------------    ------------    ------------    ------------
Net assets at end of period                                  $918,987,624    $113,143,395    $362,907,786    $104,086,066
                                                             ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   336,177          68,312         188,645         130,044
     Units redeemed                                              (130,007)        (33,344)        (56,590)        (19,056)
     Units transferred                                            536,253          48,165         215,924         177,224
                                                             ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                          742,423          83,133         347,979         288,212
Beginning units                                                32,218,454       6,616,993      11,111,497       4,109,201
                                                             ------------    ------------    ------------    ------------
Ending units                                                   32,960,877       6,700,126      11,459,476       4,397,413
                                                             ============    ============    ============    ============


                                                               Alliance        Growth-         Asset
                                                                Growth         Income          Allocation
                                                               Portfolio       Portfolio       Portfolio
                                                             ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $ (1,505,473)   $   (857,130)   $   (297,100)
     Net realized gains (losses) from
         securities transactions                                  151,338         353,790         (46,225)
     Change in net unrealized appreciation/
         depreciation of investments                          108,832,159      54,709,493       8,763,625
                                                           --------------    ------------    ------------
         Increase (decrease) in net assets from operations    107,478,024      54,206,153       8,420,300
                                                           --------------    ------------    ------------
From capital transactions:
     Net proceeds from units sold                              20,739,442      10,905,023       1,068,934
     Cost of units redeemed                                    (5,449,511)     (2,906,451)     (1,038,355)
     Net transfers                                             25,346,399      12,696,748         611,763
                                                           --------------    ------------    ------------
         Increase (decrease) in net assets
             from capital transactions                         40,636,330      20,695,320         642,342
                                                           --------------    ------------    ------------
Increase (decrease) in net assets                             148,114,354      74,901,473       9,062,642
Net assets at beginning of period                           1,100,795,861     631,444,819     225,363,736
                                                           --------------    ------------    ------------
Net assets at end of period                                $1,248,910,215    $706,346,292    $234,426,378
                                                           ==============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   447,481         317,349          54,973
     Units redeemed                                              (118,547)        (84,811)        (53,377)
     Units transferred                                            547,052         367,683          30,885
                                                             ------------    ------------    ------------
Increase (decrease) in units outstanding                          875,986         600,221          32,481
Beginning units                                                24,844,446      19,070,913      11,800,263
                                                             ------------    ------------    ------------
Ending units                                                   25,720,432      19,671,134      11,832,744
                                                             ============    ============    ============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)

                                                    SunAmerica          MFS Total                            Worldwide
                                                     Balanced            Return             Utility         High Income
                                                    Portfolio           Portfolio          Portfolio         Portfolio
                                                  -------------       ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $    (286,245)      $   (116,128)      $    (80,335)      $    (57,230)
      Net realized gains (losses) from
          securities transactions                             0             (1,480)              (314)          (125,350)
      Change in net unrealized appreciation/
          depreciation of investments                17,248,122            672,465           (134,566)         1,515,480
                                                  -------------       ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                        16,961,877            554,857           (215,215)         1,332,900
                                                  -------------       ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                    4,616,016          1,643,833            545,836            173,039
      Cost of units redeemed                         (1,274,264)          (318,090)          (261,218)          (288,003)
      Net transfers                                  10,195,433          4,453,466          1,952,495           (347,550)
                                                  -------------       ------------       ------------       ------------
          Increase (decrease) in net assets
              from capital transactions              13,537,185          5,779,209          2,237,113           (462,514)
                                                  -------------       ------------       ------------       ------------
Increase (decrease) in net assets                    30,499,062          6,334,066          2,021,898            870,386
Net assets at beginning of period                   205,718,611         87,688,865         61,911,394         43,460,618
                                                  -------------       ------------       ------------       ------------
Net assets at end of period                       $ 236,217,673       $ 94,022,931       $ 63,933,292       $ 44,331,004
                                                  =============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                        241,772             89,208             36,355             11,093
      Units redeemed                                    (66,782)           (17,229)           (17,421)           (18,533)
      Units transferred                                 536,726            241,483            130,146            (22,054)
                                                  -------------       ------------       ------------       ------------
Increase (decrease) in units outstanding                711,716            313,462            149,080            (29,494)
Beginning units                                      11,283,979          4,740,884          4,083,169          2,853,924
                                                  -------------       ------------       ------------       ------------
Ending units                                         11,995,695          5,054,346          4,232,249          2,824,430
                                                  =============       ============       ============       ============


                                                   High-Yield           Global            Corporate
                                                      Bond               Bond                Bond
                                                    Portfolio          Portfolio          Portfolio
                                                  -------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $    (153,103)      $    (49,350)      $   (117,886)
      Net realized gains (losses) from
          securities transactions                       (98,036)           (22,791)           (41,857)
      Change in net unrealized appreciation/
          depreciation of investments                 1,575,087              2,543            (42,170)
                                                  -------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                         1,323,948            (69,598)          (201,913)
                                                  -------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                    1,339,041            406,148            757,699
      Cost of units redeemed                           (564,751)          (216,171)          (490,413)
      Net transfers                                   1,868,254            626,734            688,487
                                                  -------------       ------------       ------------
          Increase (decrease) in net assets
              from capital transactions               2,642,544            816,711            955,773
                                                  -------------       ------------       ------------
Increase (decrease) in net assets                     3,966,492            747,113            753,860
Net assets at beginning of period                   116,458,898         37,993,494         91,081,954
                                                  -------------       ------------       ------------
Net assets at end of period                       $ 120,425,390       $ 38,740,607       $ 91,835,814
                                                  =============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                         90,225             28,765             59,237
      Units redeemed                                    (38,100)           (15,303)           (38,325)
      Units transferred                                 126,188             44,467             53,851
                                                  -------------       ------------       ------------
Increase (decrease) in units outstanding                178,313             57,929             74,763
Beginning units                                       7,918,425          2,692,066          7,121,685
                                                  -------------       ------------       ------------
Ending units                                          8,096,738          2,749,995          7,196,448
                                                  =============       ============       ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)

                                                  International        Emerging             Real            "Dogs" of
                                                 Growth & Income        Markets            Estate           Wall Street
                                                    Portfolio          Portfolio          Portfolio          Portfolio
                                                 ---------------      ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $  15,182,527       $    (65,036)      $    (43,268)      $   (101,953)
      Net realized gains (losses) from
          securities transactions                       723,616            207,908           (148,854)          (121,114)
      Change in net unrealized appreciation/
          depreciation of investments                (7,856,931)         8,966,053          1,791,976           (957,562)
                                                  -------------       ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                         8,049,212          9,108,925          1,599,854         (1,180,629)
                                                  -------------       ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                    2,535,222          1,171,741            212,637            921,223
      Cost of units redeemed                           (787,781)          (198,401)          (207,494)          (243,158)
      Net transfers                                   6,671,664          3,459,378            313,877            (33,796)
                                                  -------------       ------------       ------------       ------------
          Increase (decrease) in net assets
              from capital transactions               8,419,105          4,432,718            319,020            644,269
                                                  -------------       ------------       ------------       ------------
Increase (decrease) in net assets                    16,468,317         13,541,643          1,918,874           (536,360)
Net assets at beginning of period                   156,485,672         43,682,791         33,664,724         81,021,429
                                                  -------------       ------------       ------------       ------------
Net assets at end of period                       $ 172,953,989       $ 57,224,434       $ 35,583,598       $ 80,485,069
                                                  =============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                        182,111            116,673             25,382            103,201
      Units redeemed                                    (56,680)           (20,504)           (24,260)           (27,005)
      Units transferred                                 486,348            357,089             32,888             (3,061)
                                                  -------------       ------------       ------------       ------------
Increase (decrease) in units outstanding                611,779            453,258             34,010             73,135
Beginning units                                      11,676,801          4,857,715          3,959,755          8,879,703
                                                  -------------       ------------       ------------       ------------
Ending units                                         12,288,580          5,310,973          3,993,765          8,952,838
                                                  =============       ============       ============       ============


                                                   MFS Mid-Cap           Cash
                                                    Growth            Management
                                                   Portfolio           Portfolio               TOTAL
                                                  ------------       -------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $    560,612       $    (221,561)      $     8,244,617
      Net realized gains (losses) from
          securities transactions                      102,643             240,762             4,947,358
      Change in net unrealized appreciation/
          depreciation of investments                4,452,357             638,080           458,906,439
                                                  ------------       -------------       ---------------
          Increase (decrease) in net assets
              from operations                        5,115,612             657,281           472,098,414
                                                  ------------       -------------       ---------------
From capital transactions:
      Net proceeds from units sold                   2,897,330           5,851,518            96,443,672
      Cost of units redeemed                          (134,821)         (2,686,485)          (29,233,174)
      Net transfers                                  4,995,343           5,700,242           151,349,493
                                                  ------------       -------------       ---------------
          Increase (decrease) in net assets
              from capital transactions              7,757,852           8,865,275           218,559,991
                                                  ------------       -------------       ---------------
Increase (decrease) in net assets                   12,873,464           9,522,556           690,658,405
Net assets at beginning of period                   31,376,575         164,148,572         5,689,299,674
                                                  ------------       -------------       ---------------
Net assets at end of period                       $ 44,250,039       $ 173,671,128       $ 6,379,958,079
                                                  ============       =============       ===============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                       188,935             478,595
      Units redeemed                                    (8,997)           (219,565)
      Units transferred                                329,053             467,198
                                                  ------------       -------------
Increase (decrease) in units outstanding               508,991             726,228
Beginning units                                      2,204,857          13,454,926
                                                  ------------       -------------
Ending units                                         2,713,848          14,181,154
                                                  ============       =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999

                                                                                                              Government
                                                     Capital                                 Natural             and
                                                   Appreciation          Growth             Resources        Quality Bond
                                                     Portfolio          Portfolio           Portfolio          Portfolio
                                                  -------------       -------------       ------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $  11,910,546       $   9,076,697       $      1,986       $   5,147,853
      Net realized gains (losses) from
          securities transactions                     9,105,882           1,001,755            145,919            (427,260)
      Change in net unrealized appreciation/
          depreciation of investments               107,156,907          15,355,419          1,352,660          (6,972,025)
                                                  -------------       -------------       ------------       -------------
          Increase (decrease) in net assets
              from operations                       128,173,335          25,433,871          1,500,565          (2,251,432)
                                                  -------------       -------------       ------------       -------------
From capital transactions:
      Net proceeds from units sold                   69,305,659          47,146,379          1,816,831          31,284,336
      Cost of units redeemed                        (13,282,552)         (6,605,132)          (479,685)         (5,928,638)
      Net transfers                                 121,677,384          46,109,493          4,655,997          54,720,584
                                                  -------------       -------------       ------------       -------------
          Increase in net assets
              from capital transactions             177,700,491          86,650,740          5,993,143          80,076,282
                                                  -------------       -------------       ------------       -------------
Increase in net assets                              305,873,826         112,084,611          7,493,708          77,824,850
Net assets at beginning of period                   174,526,487          89,789,854          5,967,530          77,842,356
                                                  -------------       -------------       ------------       -------------
Net assets at end of period                       $ 480,400,313       $ 201,874,465       $ 13,461,238       $ 155,667,206
                                                  =============       =============       ============       =============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                      2,352,138           1,708,542            168,874           2,324,847
      Units redeemed                                   (441,210)           (236,228)           (44,221)           (441,118)
      Units transferred                               3,933,528           1,638,333            414,618           4,063,451
                                                  -------------       -------------       ------------       -------------
Increase in units outstanding                         5,844,456           3,110,647            539,271           5,947,180
Beginning units                                       7,356,862           3,678,108            641,479           5,697,571
                                                  -------------       -------------       ------------       -------------
Ending units                                         13,201,318           6,788,755          1,180,750          11,644,751
                                                  =============       =============       ============       =============


                                                   International
                                                    Diversified           Global            Aggressive
                                                     Equities            Equities             Growth
                                                    Portfolio            Portfolio           Portfolio
                                                   -------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                 $     775,112       $   6,030,217       $   5,269,296
      Net realized gains (losses) from
          securities transactions                      6,972,916             570,688           1,842,053
      Change in net unrealized appreciation/
          depreciation of investments                  5,767,673          12,410,348          22,904,216
                                                   -------------       -------------       -------------
          Increase (decrease) in net assets
              from operations                         13,515,701          19,011,253          30,015,565
                                                   -------------       -------------       -------------
From capital transactions:
      Net proceeds from units sold                    13,474,668          21,163,425          22,485,712
      Cost of units redeemed                          (3,304,436)         (3,174,599)         (2,677,820)
      Net transfers                                   23,416,783          32,642,222          43,063,414
                                                   -------------       -------------       -------------
          Increase in net assets
              from capital transactions               33,587,015          50,631,048          62,871,306
                                                   -------------       -------------       -------------
Increase in net assets                                47,102,716          69,642,301          92,886,871
Net assets at beginning of period                     61,168,074          49,299,846          33,150,802
                                                   -------------       -------------       -------------
Net assets at end of period                        $ 108,270,790       $ 118,942,147       $ 126,037,673
                                                   =============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                         950,384             986,539           1,432,227
      Units redeemed                                    (232,642)           (146,981)           (169,014)
      Units transferred                                1,752,205           1,509,161           2,569,218
                                                   -------------       -------------       -------------
Increase in units outstanding                          2,469,947           2,348,719           3,832,431
Beginning units                                        4,519,545           2,566,912           2,794,187
                                                   -------------       -------------       -------------
Ending units                                           6,989,492           4,915,631           6,626,618
                                                   =============       =============       =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                                     Venture            Federated           Putnam            MFS Growth
                                                      Value               Value             Growth             & Income
                                                    Portfolio           Portfolio          Portfolio           Portfolio
                                                  -------------       -------------       -------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $  21,917,768       $   3,227,048       $   4,822,541       $ 13,031,907
      Net realized gains (losses) from
          securities transactions                     3,101,311           1,382,135             259,311             50,436
      Change in net unrealized appreciation/
          depreciation of investments                50,626,603          (3,846,049)         40,706,491        (12,058,373)
                                                  -------------       -------------       -------------       ------------
          Increase (decrease) in net assets
              from operations                        75,645,682             763,134          45,788,343          1,023,970
                                                  -------------       -------------       -------------       ------------
From capital transactions:
      Net proceeds from units sold                  129,086,971          19,743,459          80,431,272         36,083,764
      Cost of units redeemed                        (27,710,746)         (4,490,393)         (9,100,608)        (1,799,360)
      Net transfers                                 194,467,200          32,691,119          87,608,460         43,170,189
                                                  -------------       -------------       -------------       ------------
          Increase in net assets
              from capital transactions             295,843,425          47,944,185         158,939,124         77,454,593
                                                  -------------       -------------       -------------       ------------
Increase in net assets                              371,489,107          48,707,319         204,727,467         78,478,563
Net assets at beginning of period                   484,391,582          60,007,952         110,342,981         14,202,858
                                                  -------------       -------------       -------------       ------------
Net assets at end of period                       $ 855,880,689       $ 108,715,271       $ 315,070,448       $ 92,681,421
                                                  =============       =============       =============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                      5,021,122           1,175,234           3,118,051          1,586,052
      Units redeemed                                 (1,071,080)           (267,288)           (349,272)           (79,517)
      Units transferred                               7,534,041           1,925,799           3,393,094          1,908,590
                                                  -------------       -------------       -------------       ------------
Increase in units outstanding                        11,484,083           2,833,745           6,161,873          3,415,125
Beginning units                                      20,734,371           3,783,248           4,949,624            694,076
                                                  -------------       -------------       -------------       ------------
Ending units                                         32,218,454           6,616,993          11,111,497          4,109,201
                                                  =============       =============       =============       ============


                                                     Alliance              Growth-              Asset
                                                      Growth               Income             Allocation
                                                     Portfolio            Portfolio            Portfolio
                                                   ---------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                 $    61,828,800       $  19,442,866       $  14,562,279
      Net realized gains (losses) from
          securities transactions                        7,029,767           3,108,874            (212,930)
      Change in net unrealized appreciation/
          depreciation of investments                  114,934,404          74,726,813          (5,163,549)
                                                   ---------------       -------------       -------------
          Increase (decrease) in net assets
              from operations                          183,792,971          97,278,553           9,185,800
                                                   ---------------       -------------       -------------
From capital transactions:
      Net proceeds from units sold                     242,966,166         127,355,200          21,128,082
      Cost of units redeemed                           (31,653,689)        (19,305,894)         (9,226,462)
      Net transfers                                    311,928,229         174,525,511          40,366,380
                                                   ---------------       -------------       -------------
          Increase in net assets
              from capital transactions                523,240,706         282,574,817          52,268,000
                                                   ---------------       -------------       -------------
Increase in net assets                                 707,033,677         379,853,370          61,453,800
Net assets at beginning of period                      393,762,184         251,591,449         163,909,936
                                                   ---------------       -------------       -------------
Net assets at end of period                        $ 1,100,795,861       $ 631,444,819       $ 225,363,736
                                                   ===============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                         6,019,042           4,193,175           1,131,416
      Units redeemed                                      (778,222)           (630,061)           (492,133)
      Units transferred                                  7,601,975           5,721,597           2,164,458
                                                   ---------------       -------------       -------------
Increase in units outstanding                           12,842,795           9,284,711           2,803,741
Beginning units                                         12,001,651           9,786,202           8,996,522
                                                   ---------------       -------------       -------------
Ending units                                            24,844,446          19,070,913          11,800,263
                                                   ===============       =============       =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                                    SunAmerica         MFS Total                             Worldwide
                                                     Balanced           Return             Utility          High Income
                                                    Portfolio          Portfolio          Portfolio          Portfolio
                                                  -------------       ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $   1,038,359       $  7,542,171       $  2,324,094       $  4,141,359
      Net realized gains (losses) from
          securities transactions                           108              7,023            121,450           (835,797)
      Change in net unrealized appreciation/
          depreciation of investments                15,847,537         (6,012,276)          (771,320)         1,217,344
                                                  -------------       ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                        16,886,004          1,536,918          1,674,224          4,522,906
                                                  -------------       ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                   53,470,616         21,860,070         12,447,951          3,498,929
      Cost of units redeemed                         (6,596,557)        (1,995,038)        (2,137,570)        (1,781,662)
      Net transfers                                  86,675,865         40,508,079         23,613,148          4,235,172
                                                  -------------       ------------       ------------       ------------
          Increase in net assets
              from capital transactions             133,549,924         60,373,111         33,923,529          5,952,439
                                                  -------------       ------------       ------------       ------------
Increase in net assets                              150,435,928         61,910,029         35,597,753         10,475,345
Net assets at beginning of period                    55,282,683         25,778,836         26,313,641         32,985,273
                                                  -------------       ------------       ------------       ------------
Net assets at end of period                       $ 205,718,611       $ 87,688,865       $ 61,911,394       $ 43,460,618
                                                  =============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                      3,095,544          1,175,530            836,231            250,251
      Units redeemed                                   (378,819)          (107,258)          (142,331)          (125,840)
      Units transferred                               5,024,009          2,180,437          1,581,740            299,004
                                                  -------------       ------------       ------------       ------------
Increase in units outstanding                         7,740,734          3,248,709          2,275,640            423,415
Beginning units                                       3,543,245          1,492,175          1,807,529          2,430,509
                                                  -------------       ------------       ------------       ------------
Ending units                                         11,283,979          4,740,884          4,083,169          2,853,924
                                                  =============       ============       ============       ============


                                                    High-Yield           Global            Corporate
                                                       Bond               Bond               Bond
                                                    Portfolio           Portfolio          Portfolio
                                                   -------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                 $   9,152,126       $  2,130,114       $  2,694,760
      Net realized gains (losses) from
          securities transactions                       (644,681)           (40,024)           (50,416)
      Change in net unrealized appreciation/
          depreciation of investments                 (5,846,458)        (2,744,734)        (4,737,965)
                                                   -------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                          2,660,987           (654,644)        (2,093,621)
                                                   -------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                    16,690,714          7,493,791         14,769,015
      Cost of units redeemed                          (5,524,798)        (1,603,734)        (3,576,701)
      Net transfers                                   31,272,128         13,428,271         34,199,108
                                                   -------------       ------------       ------------
          Increase in net assets
              from capital transactions               42,438,044         19,318,328         45,391,422
                                                   -------------       ------------       ------------
Increase in net assets                                45,099,031         18,663,684         43,297,801
Net assets at beginning of period                     71,359,867         19,329,810         47,784,153
                                                   -------------       ------------       ------------
Net assets at end of period                        $ 116,458,898       $ 37,993,494       $ 91,081,954
                                                   =============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                       1,141,423            523,697          1,136,617
      Units redeemed                                    (377,152)          (112,684)          (276,352)
      Units transferred                                2,148,039            938,896          2,628,356
                                                   -------------       ------------       ------------
Increase in units outstanding                          2,912,310          1,349,909          3,488,621
Beginning units                                        5,006,115          1,342,157          3,633,064
                                                   -------------       ------------       ------------
Ending units                                           7,918,425          2,692,066          7,121,685
                                                   =============       ============       ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                                  International        Emerging             Real              "Dogs" of
                                                 Growth & Income        Markets            Estate            Wall Street
                                                    Portfolio          Portfolio          Portfolio           Portfolio
                                                 ---------------      ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $     548,380       $   (366,202)      $    727,960       $  1,390,875
      Net realized gains (losses) from
          securities transactions                     8,795,476            462,117           (960,010)            33,055
      Change in net unrealized appreciation/
          depreciation of investments                10,458,050         10,106,050         (4,870,119)        (6,918,280)
                                                  -------------       ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                        19,801,906         10,201,965         (5,102,169)        (5,494,350)
                                                  -------------       ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                   18,281,360          5,379,448          3,966,703         17,268,910
      Cost of units redeemed                         (4,791,103)          (948,361)        (1,462,048)        (2,960,776)
      Net transfers                                  48,024,228         13,253,871          3,570,410         30,220,688
                                                  -------------       ------------       ------------       ------------
          Increase in net assets
              from capital transactions              61,514,485         17,684,958          6,075,065         44,528,822
                                                  -------------       ------------       ------------       ------------
Increase in net assets                               81,316,391         27,886,923            972,896         39,034,472
Net assets at beginning of period                    75,169,281         15,795,868         32,691,828         41,986,957
                                                  -------------       ------------       ------------       ------------
Net assets at end of period                       $ 156,485,672       $ 43,682,791       $ 33,664,724       $ 81,021,429
                                                  =============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                      1,458,460            719,913            417,566          1,768,746
      Units redeemed                                   (378,517)          (124,134)          (153,462)          (302,395)
      Units transferred                               3,858,595          1,687,620            358,884          3,089,127
                                                  -------------       ------------       ------------       ------------
Increase in units outstanding                         4,938,538          2,283,399            622,988          4,555,478
Beginning units                                       6,738,263          2,574,316          3,336,767          4,324,225
                                                  -------------       ------------       ------------       ------------
Ending units                                         11,676,801          4,857,715          3,959,755          8,879,703
                                                  =============       ============       ============       ============


                                                   MFS Mid-Cap           Cash
                                                     Growth            Management
                                                    Portfolio           Portfolio              TOTAL
                                                   ------------       -------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                 $    (77,949)      $   1,873,194       $   210,164,157
      Net realized gains (losses) from
          securities transactions                       119,893           2,212,818            43,151,869
      Change in net unrealized appreciation/
          depreciation of investments                 4,024,528              (7,318)          427,646,577
                                                   ------------       -------------       ---------------
          Increase (decrease) in net assets
              from operations                         4,066,472           4,078,694           680,962,603
                                                   ------------       -------------       ---------------
From capital transactions:
      Net proceeds from units sold                    7,415,790         107,614,496         1,153,629,717
      Cost of units redeemed                           (166,957)        (22,563,293)         (194,848,612)
      Net transfers                                  20,061,270          10,104,667         1,570,209,870
                                                   ------------       -------------       ---------------
          Increase in net assets
              from capital transactions              27,310,103          95,155,870         2,528,990,975
                                                   ------------       -------------       ---------------
Increase in net assets                               31,376,575          99,234,564         3,209,953,578
Net assets at beginning of period                             0          64,914,008         2,479,346,096
                                                   ------------       -------------       ---------------
Net assets at end of period                        $ 31,376,575       $ 164,148,572       $ 5,689,299,674
                                                   ============       =============       ===============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                        615,608           8,960,738
      Units redeemed                                    (13,180)         (1,874,567)
      Units transferred                               1,602,429             880,709
                                                   ------------       -------------
Increase in units outstanding                         2,204,857           7,966,880
Beginning units                                               0           5,488,046
                                                   ------------       -------------
Ending units                                          2,204,857          13,454,926
                                                   ============       =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998

                                                                                                           Government
                                                      Capital                              Natural             and
                                                   Appreciation          Growth           Resources        Quality Bond
                                                     Portfolio          Portfolio         Portfolio         Portfolio
                                                  -------------       ------------       -----------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $   9,632,760       $  3,199,630       $    68,950       $  1,474,541
      Net realized gains (losses) from
          securities transactions                      (326,913)          (201,242)         (204,159)            47,241
      Change in net unrealized appreciation/
          depreciation of investments                (1,465,953)         5,142,158          (803,255)           714,247
                                                  -------------       ------------       -----------       ------------
          Increase (decrease) in net assets
              from operations                         7,839,894          8,140,546          (938,464)         2,236,029
                                                  -------------       ------------       -----------       ------------
From capital transactions:
      Net proceeds from units sold                   71,721,210         35,475,742         2,712,488         28,907,989
      Cost of units redeemed                         (2,491,708)        (1,447,887)         (143,369)          (968,073)
      Net transfers                                  67,863,753         31,589,411         2,154,514         42,664,629
                                                  -------------       ------------       -----------       ------------
          Increase in net assets
              from capital transactions             137,093,255         65,617,266         4,723,633         70,604,545
                                                  -------------       ------------       -----------       ------------
Increase in net assets                              144,933,149         73,757,812         3,785,169         72,840,574
Net assets at beginning of period                    29,593,338         16,032,042         2,182,361          5,001,782
                                                  -------------       ------------       -----------       ------------
Net assets at end of period                       $ 174,526,487       $ 89,789,854       $ 5,967,530       $ 77,842,356
                                                  =============       ============       ===========       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                      3,101,815          1,578,439           257,386          2,175,939
      Units redeemed                                   (108,228)           (63,877)          (14,128)           (72,558)
      Units transferred                               2,971,013          1,374,272           202,275          3,198,932
                                                  -------------       ------------       -----------       ------------
Increase in units outstanding                         5,964,600          2,888,834           445,533          5,302,313
Beginning units                                       1,392,262            789,274           195,946            395,258
                                                  -------------       ------------       -----------       ------------
Ending units                                          7,356,862          3,678,108           641,479          5,697,571
                                                  =============       ============       ===========       ============


                                                    International
                                                     Diversified          Global            Aggressive
                                                       Equities          Equities             Growth
                                                      Portfolio          Portfolio          Portfolio
                                                    -------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                   $    511,389       $  1,324,274       $   (292,123)
      Net realized gains (losses) from
          securities transactions                       1,386,651           (219,761)          (191,856)
      Change in net unrealized appreciation/
          depreciation of investments                   2,059,909            904,533          1,478,610
                                                     ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                           3,957,949          2,009,046            994,631
                                                     ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                     21,091,841         19,315,338         13,649,199
      Cost of units redeemed                           (1,004,862)          (640,259)          (828,570)
      Net transfers                                    25,033,100         18,470,077          9,885,207
                                                     ------------       ------------       ------------
          Increase in net assets
              from capital transactions                45,120,079         37,145,156         22,705,836
                                                     ------------       ------------       ------------
Increase in net assets                                 49,078,028         39,154,202         23,700,467
Net assets at beginning of period                      12,090,046         10,145,644          9,450,335
                                                     ------------       ------------       ------------
Net assets at end of period                          $ 61,168,074       $ 49,299,846       $ 33,150,802
                                                     ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                        1,598,306          1,033,453          1,177,432
      Units redeemed                                      (75,427)           (34,289)           (72,238)
      Units transferred                                 1,955,854            967,454            867,888
                                                     ------------       ------------       ------------
Increase in units outstanding                           3,478,733          1,966,618          1,973,082
Beginning units                                         1,040,812            600,294            821,105
                                                     ------------       ------------       ------------
Ending units                                            4,519,545          2,566,912          2,794,187
                                                     ============       ============       ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                                     Venture           Federated            Putnam           MFS Growth
                                                      Value              Value              Growth            & Income
                                                    Portfolio          Portfolio           Portfolio          Portfolio
                                                  -------------       ------------       -------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $   2,925,516       $     48,490       $   4,712,089       $    841,929
      Net realized gains (losses) from
          securities transactions                      (172,736)            28,529            (107,567)           (17,215)
      Change in net unrealized appreciation/
          depreciation of investments                19,867,377          4,160,013           3,964,873            276,080
                                                  -------------       ------------       -------------       ------------
          Increase (decrease) in net assets
              from operations                        22,620,157          4,237,032           8,569,395          1,100,794
                                                  -------------       ------------       -------------       ------------
From capital transactions:
      Net proceeds from units sold                  208,314,099         26,931,209          49,959,863          5,669,893
      Cost of units redeemed                         (7,851,820)        (1,132,439)         (1,645,834)          (278,400)
      Net transfers                                 170,105,124         19,944,991          38,106,584          4,341,304
                                                  -------------       ------------       -------------       ------------
          Increase in net assets
              from capital transactions             370,567,403         45,743,761          86,420,613          9,732,797
                                                  -------------       ------------       -------------       ------------
Increase in net assets                              393,187,560         49,980,793          94,990,008         10,833,591
Net assets at beginning of period                    91,204,022         10,027,159          15,352,973          3,369,267
                                                  -------------       ------------       -------------       ------------
Net assets at end of period                       $ 484,391,582       $ 60,007,952       $ 110,342,981       $ 14,202,858
                                                  =============       ============       =============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                      9,205,602          1,800,123           2,384,765            294,266
      Units redeemed                                   (349,256)           (74,877)            (78,007)           (14,370)
      Units transferred                               7,596,146          1,321,669           1,811,688            223,079
                                                  -------------       ------------       -------------       ------------
Increase in units outstanding                        16,452,492          3,046,915           4,118,446            502,975
Beginning units                                       4,281,879            736,333             831,178            191,101
                                                  -------------       ------------       -------------       ------------
Ending units                                         20,734,371          3,783,248           4,949,624            694,076
                                                  =============       ============       =============       ============


                                                    Alliance            Growth-                Asset
                                                     Growth              Income             Allocation
                                                    Portfolio           Portfolio            Portfolio
                                                   -------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                 $   8,226,469       $   2,384,817       $   5,744,063
      Net realized gains (losses) from
          securities transactions                         40,331            (105,651)            (25,672)
      Change in net unrealized appreciation/
          depreciation of investments                 38,915,613          19,497,796          (6,467,553)
                                                   -------------       -------------       -------------
          Increase (decrease) in net assets
              from operations                         47,182,413          21,776,962            (749,162)
                                                   -------------       -------------       -------------
From capital transactions:
      Net proceeds from units sold                   156,292,588         102,300,459          71,072,209
      Cost of units redeemed                          (7,072,575)         (4,333,954)         (2,843,383)
      Net transfers                                  146,090,948          90,122,898          69,478,908
                                                   -------------       -------------       -------------
          Increase in net assets
              from capital transactions              295,310,961         188,089,403         137,707,734
                                                   -------------       -------------       -------------
Increase in net assets                               342,493,374         209,866,365         136,958,572
Net assets at beginning of period                     51,268,810          41,725,084          26,951,364
                                                   -------------       -------------       -------------
Net assets at end of period                        $ 393,762,184       $ 251,591,449       $ 163,909,936
                                                   =============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                       5,295,545           4,276,262           3,835,848
      Units redeemed                                    (236,519)           (178,639)           (157,177)
      Units transferred                                4,850,581           3,739,287           3,819,170
                                                   -------------       -------------       -------------
Increase in units outstanding                          9,909,607           7,836,910           7,497,841
Beginning units                                        2,092,044           1,949,292           1,498,681
                                                   -------------       -------------       -------------
Ending units                                          12,001,651           9,786,202           8,996,522
                                                   =============       =============       =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                                   SunAmerica          MFS Total                            Worldwide
                                                    Balanced            Return             Utility         High Income
                                                   Portfolio          Portfolio           Portfolio         Portfolio
                                                  ------------       ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $     80,436       $    752,215       $     46,948       $  1,480,150
      Net realized gains (losses) from
          securities transactions                          767            (77,158)            66,229           (344,498)
      Change in net unrealized appreciation/
          depreciation of investments                3,846,248            624,947          1,363,944         (6,457,714)
                                                  ------------       ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                        3,927,451          1,300,004          1,477,121         (5,322,062)
                                                  ------------       ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                  23,239,334         11,304,259         10,714,120         17,466,056
      Cost of units redeemed                          (821,763)          (494,667)          (321,498)          (766,182)
      Net transfers                                 24,137,415         10,295,638         12,180,126         12,081,287
                                                  ------------       ------------       ------------       ------------
          Increase in net assets
              from capital transactions             46,554,986         21,105,230         22,572,748         28,781,161
                                                  ------------       ------------       ------------       ------------
Increase in net assets                              50,482,437         22,405,234         24,049,869         23,459,099
Net assets at beginning of period                    4,800,246          3,373,602          2,263,772          9,526,174
                                                  ------------       ------------       ------------       ------------
Net assets at end of period                       $ 55,282,683       $ 25,778,836       $ 26,313,641       $ 32,985,273
                                                  ============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                     1,595,594            684,178            777,520          1,095,112
      Units redeemed                                   (55,510)           (29,447)           (23,068)           (52,697)
      Units transferred                              1,640,025            619,053            875,459            791,786
                                                  ------------       ------------       ------------       ------------
Increase in units outstanding                        3,180,109          1,273,784          1,629,911          1,834,201
Beginning units                                        363,136            218,391            177,618            596,308
                                                  ------------       ------------       ------------       ------------
Ending units                                         3,543,245          1,492,175          1,807,529          2,430,509
                                                  ============       ============       ============       ============


                                                    High-Yield            Global           Corporate
                                                       Bond                Bond              Bond
                                                     Portfolio           Portfolio         Portfolio
                                                    ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                  $  1,151,514       $    317,911       $    153,322
      Net realized gains (losses) from
          securities transactions                       (213,441)            81,256              4,182
      Change in net unrealized appreciation/
          depreciation of investments                 (4,404,786)           557,677            735,861
                                                    ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                         (3,466,713)           956,844            893,365
                                                    ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                    42,561,001          7,360,275         22,508,270
      Cost of units redeemed                          (1,599,144)          (442,454)          (965,054)
      Net transfers                                   22,740,488          9,053,497         21,232,066
                                                    ------------       ------------       ------------
          Increase in net assets
              from capital transactions               63,702,345         15,971,318         42,775,282
                                                    ------------       ------------       ------------
Increase in net assets                                60,235,632         16,928,162         43,668,647
Net assets at beginning of period                     11,124,235          2,401,648          4,115,506
                                                    ------------       ------------       ------------
Net assets at end of period                         $ 71,359,867       $ 19,329,810       $ 47,784,153
                                                    ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                       2,810,972            534,729          1,742,472
      Units redeemed                                    (107,339)           (31,521)           (74,403)
      Units transferred                                1,543,626            655,386          1,636,695
                                                    ------------       ------------       ------------
Increase in units outstanding                          4,247,259          1,158,594          3,304,764
Beginning units                                          758,856            183,563            328,300
                                                    ------------       ------------       ------------
Ending units                                           5,006,115          1,342,157          3,633,064
                                                    ============       ============       ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1998
                                   (Continued)

                                                  International       Emerging             Real
                                                 Growth & Income       Markets            Estate
                                                    Portfolio         Portfolio          Portfolio
                                                 ---------------     ------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $   (476,937)      $   (112,661)      $   (150,771)
      Net realized gains (losses) from
          securities transactions                      705,318           (232,481)           (52,161)
      Change in net unrealized appreciation/
          depreciation of investments                  429,721         (2,824,133)        (3,433,118)
                                                  ------------       ------------       ------------
          Increase (decrease) in net assets
              from operations                          658,102         (3,169,275)        (3,636,050)
                                                  ------------       ------------       ------------
From capital transactions:
      Net proceeds from units sold                  28,356,252          7,726,541         16,657,991
      Cost of units redeemed                        (1,031,779)          (312,814)          (680,765)
      Net transfers                                 33,650,652          6,265,150         10,198,411
                                                  ------------       ------------       ------------
          Increase in net assets
              from capital transactions             60,975,125         13,678,877         26,175,637
                                                  ------------       ------------       ------------
Increase in net assets                              61,633,227         10,509,602         22,539,587
Net assets at beginning of period                   13,536,054          5,286,266         10,152,241
                                                  ------------       ------------       ------------
Net assets at end of period                       $ 75,169,281       $ 15,795,868       $ 32,691,828
                                                  ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                     2,490,709          1,042,154          1,513,224
      Units redeemed                                   (92,993)           (45,374)           (64,997)
      Units transferred                              3,030,421            914,324          1,001,219
                                                  ------------       ------------       ------------
Increase in units outstanding                        5,428,137          1,911,104          2,449,446
Beginning units                                      1,310,126            663,212            887,321
                                                  ------------       ------------       ------------
Ending units                                         6,738,263          2,574,316          3,336,767
                                                  ============       ============       ============


                                                     "Dogs" of            Cash
                                                    Wall Street        Management
                                                     Portfolio          Portfolio              TOTAL
                                                    ------------       ------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                  $   (182,697)      $    630,687       $    44,492,911
      Net realized gains (losses) from
          securities transactions                         (2,505)           175,674                41,162
      Change in net unrealized appreciation/
          depreciation of investments                  1,562,918            593,790            80,839,803
                                                    ------------       ------------       ---------------
          Increase (decrease) in net assets
              from operations                          1,377,716          1,400,151           125,373,876
                                                    ------------       ------------       ---------------
From capital transactions:
      Net proceeds from units sold                    21,886,112         97,871,143         1,121,065,481
      Cost of units redeemed                            (263,684)        (3,830,114)          (44,213,051)
      Net transfers                                   18,986,813        (47,835,079)          868,837,912
                                                    ------------       ------------       ---------------
          Increase in net assets
              from capital transactions               40,609,241         46,205,950         1,945,690,342
                                                    ------------       ------------       ---------------
Increase in net assets                                41,986,957         47,606,101         2,071,064,218
Net assets at beginning of period                              0         17,307,907           408,281,878
                                                    ------------       ------------       ---------------
Net assets at end of period                         $ 41,986,957       $ 64,914,008       $ 2,479,346,096
                                                    ============       ============       ===============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                                       2,316,059          8,397,502
      Units redeemed                                     (28,630)          (327,207)
      Units transferred                                2,036,796         (4,096,539)
                                                    ------------       ------------
Increase in units outstanding                          4,324,225          3,973,756
Beginning units                                                0          1,514,290
                                                    ------------       ------------
Ending units                                           4,324,225          5,488,046
                                                    ============       ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.         ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

           Variable Separate Account (Portion Relating to the POLARIS II Variable Annuity) of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the effectiveness of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

           The Separate Account is composed of twenty-seven variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the twenty-three currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisors to assist in the investment activities of the Trusts. The participant may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. If no election is made, the payments will be invested according to the contracholder's last allocation instructions. The financial statements include balances allocated by the participant to the twenty-seven Variable Accounts and do not include balances allocated to the General Account.

           The inception date of the Government Bond and Global Bond Portfolios was June 11, 1997. The inception date of the MFS Total Return Portfolio was June 10, 1997. The inception date of the Corporate Bond, High-Yield Bond, and Aggressive Growth Portfolios was June 9, 1997. The inception date of the Utility Portfolio was June 6, 1997. The inception date of the Cash Management, Worldwide High Income, SunAmerica Balanced, and Emerging Markets Portfolios was June 5, 1997. The inception date of the Natural Resources, MFS Growth & Income, Federated Value, International Diversified Equities, International Growth & Income, and Real Estate Portfolios was June 4, 1997. The inception date of the Venture Value and Alliance Growth Portfolios was June 2, 1997. The inception date of the "Dogs" of Wall Street Portfolio was April 1, 1998. The inception date of the MFS Mid-Cap Growth

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



           ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           (continued)

           Portfolio was April 5, 1999. The inception date of the remaining portfolios was June 3, 1997.

           The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

           The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities which are widely diversified by industry and company using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

           The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

           The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation.

           The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed securities.

           Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

           The investment objectives and policies of the twenty-three portfolios of the SunAmerica Trust are summarized below:

           The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings as determined by the Subadviser) in common stocks of foreign issuers which, in the aggregate, replicate broad country and sector indices.

           The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities of U.S. and foreign issuers with common stock

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


           ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           (continued)

           characteristics which demonstrate the potential for appreciation and engages in transactions in foreign currencies.

           The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small companies with market capitalizations under $1 billion.

           The VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

           The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

           The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

           The MFS GROWTH AND INCOME PORTFOLIO (PREVIOUSLY KNOWN AS GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO) seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

           The ALLIANCE GROWTH PORTFOLIO seeks long term growth of capital. This portfolio invests primarily in common stocks or securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

           The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

           The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with preservation of capital over the long term. This portfolio invests in a diversified selection of common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

           The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



           ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           (continued)

           The MFS TOTAL RETURN PORTFOLIO (PREVIOUSLY KNOWN AS BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO) seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

           The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in the equity and debt securities of utility companies.

           The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in a selection of high-yielding fixed-income securities of issuers located throughout the world.

           The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities with a primary focus on "B" rated high-yield bonds.

           The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

           The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

           The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

           The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests mainly in the common stocks and other equity securities of companies that its Subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

           The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



           ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           (continued)

           in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

           The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) primarily through the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average and the broader market.

           The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies, generally with market capitalizations between $1 billion and $5 billion, that its Subadvisor believes have above-average growth potential.

           The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

           The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios is currently available for investment under the Separate Account.

           Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

           Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

           INCOME PROTECTOR FEATURE: The Income Protector Feature is a "safety net" which offers the ability to receive a guaranteed fixed minimum retirement income during the Income Phase. The Income Protector is a standard feature of your contract at no additional charge. Other options were previously available under the Income Protector feature. Generally, if the contract was purchased between November 2, 1998 and March 31, 1999 the other provisions continue to apply to the contract. The minimum guaranteed income is determined upon calculation of the "income benefit base." The "income benefit base" calculation is equal to the contract's value on the election date, plus all subsequent purchase payments, less all withdrawals and applicable fees and charges in an amount proportionate to the amount by which such withdrawals decrease the contract's value.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



           ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           (continued)

           PRINCIPAL REWARDS PROGRAM: The Principal Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a Purchase Payment is submitted. The Initial Payment Enhancement is calculated as 2.00% of each Purchase Payment. Additionally, an amount may be added to the contract at a future date (a "Deferred Payment Enhancement"). For Purchase Payments received by March 31, 2000, the Current Deferred Payment Enhancement Percentage is 2.00%. After March 31, 2000, the Current Deferred Payment Enhancement Percentage may be increased, decreased, or eliminated. Purchase Payments may not be invested in a 6-month or 1 year Dollar Cost Averaging fixed accounts if participating in the Principal Rewards Program.

2.         CHARGES AND DEDUCTIONS

           Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

           WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. Purchase payments that are no longer subject to the withdrawal charge and not previously withdrawn and earnings in the contract may be withdrawn free of withdrawal charges at any time. In addition, there is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is the greater of earnings in the contract or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

           Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made and also vary according to participation in the Principal Rewards Program. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any (which may generally be withdrawn free of a withdrawal charge), and then to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


           CHARGES AND DEDUCTIONS (continued)

           Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge tables shown below:


                        WITHOUT PRINCIPAL REWARDS PROGRAM

   Years Since Purchase                                       Applicable Withdrawal
         Payment                                                  Charge Percentage
   --------------------------------------------------------------------------------

   First                                                                   7%
   Second                                                                  6%
   Third                                                                   5%
   Fourth                                                                  4%
   Fifth                                                                   3%
   Sixth                                                                   2%
   Seventh                                                                 1%
   Eighth and beyond                                                       0%

                         WITH PRINCIPAL REWARDS PROGRAM


   Years Since Purchase                                       Applicable Withdrawal
         Payment                                                  Charge Percentage
   --------------------------------------------------------------------------------

   First                                                                   9%
   Second                                                                  9%
   Third                                                                   8%
   Fourth                                                                  7%
   Fifth                                                                   6%
   Sixth                                                                   5%
   Seventh                                                                 4%
   Eighth                                                                  3%
   Ninth                                                                   2%
   Tenth and beyond                                                        0%


           CONTRACT MAINTENANCE FEE: An annual contract maintenance fee of $35 ($30 in North Dakota) is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


          CHARGES AND DEDUCTIONS (continued)

          TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

          PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon the payment of the death benefit.

          MORTALITY RISK, GUARANTEE DEATH BENEFIT AND EXPENSE RISK CHARGE: The Company deducts mortality risk, guarantee death benefit and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge (0.90%) is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant. The guarantee death benefit and expense risk charges (0.12% and 0.35%, respectively) are compensation for providing death benefits, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

          DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support and maintaining contract records. If this charge is not enough to cover the costs of distributing the contract, the Company will bear the loss.

          SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.        INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST

          The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the one month ended December 31, 1999 consist of the following:


                                                            Cost of Shares         Proceeds from
           Variable Accounts                                      Acquired           Shares Sold
           ---------------------------                     -------------------------------------
           ANCHOR TRUST:
           Capital Appreciation Portfolio                    $  25,000,131         $  4,902,412
           Growth Portfolio                                      7,369,767              270,792
           Natural Resources Portfolio                             462,738              641,467
           Government and Quality Bond Portfolio                 4,828,794              624,820

           SUNAMERICA TRUST:
           International Diversified Equities Portfolio         18,048,177           15,411,048
           Global Equities Portfolio                            13,450,355            2,481,382
           Aggressive Growth Portfolio                          17,034,976            1,434,689
           Venture Value Portfolio                              20,275,254            1,303,007
           Federated Value Portfolio                             2,679,152            1,427,402
           Putnam Growth Portfolio                              10,598,704              667,031
           MFS Growth & Income  Portfolio                        6,632,199              121,182
           Alliance Growth Portfolio                            40,035,769              904,912
           Growth-Income Portfolio                              22,110,726            2,272,536
           Asset Allocation Portfolio                            1,785,759            1,440,517
           SunAmerica Balanced Portfolio                        13,250,940                    0
           MFS Total Return Portfolio                            5,687,477               24,396
           Utility Portfolio                                     2,233,005               76,227
           Worldwide High Income Portfolio                         830,425            1,350,169
           High-Yield Bond Portfolio                             3,801,146            1,311,705
           Global Bond Portfolio                                 1,194,839              427,478
           Corporate Bond Portfolio                              1,846,957            1,009,070
           International Growth & Income Portfolio              30,951,895            7,350,263
           Emerging Markets Portfolio                            5,195,529              827,847
           Real Estate Portfolio                                   895,055              622,303
           "Dogs" of Wall Street Portfolio                       2,004,271            1,461,955
           MFS Mid Cap Growth Portfolio                          8,977,042              658,578
           Cash Management Portfolio                            52,920,600           44,276,886

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



          INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST (continued)

          The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the year ended November 30, 1999 consist of the following:

                                                               Cost of Shares           Proceeds from
           Variable Accounts                                         Acquired             Shares Sold
           ---------------------------                         --------------------------------------
           ANCHOR TRUST:
           Capital Appreciation Portfolio                      $  262,469,820          $  72,858,783
           Growth Portfolio                                       105,090,365              9,362,928
           Natural Resources Portfolio                             11,253,456              5,258,327
           Government and Quality Bond Portfolio                  110,443,687             25,219,551

           SUNAMERICA TRUST:
           International Diversified Equities Portfolio           287,403,217            253,041,090
           Global Equities Portfolio                               65,680,086              9,018,820
           Aggressive Growth Portfolio                             81,001,402             12,860,801
           Venture Value Portfolio                                348,818,828             31,057,635
           Federated Value Portfolio                               67,267,157             16,095,924
           Putnam Growth Portfolio                                166,320,083              2,558,419
           MFS Growth & Income  Portfolio                          91,850,835              1,364,335
           Alliance Growth Portfolio                              628,527,182             43,457,676
           Growth-Income Portfolio                                323,440,317             21,422,634
           Asset Allocation Portfolio                              72,816,022              5,985,744
           SunAmerica Balanced Portfolio                          134,589,345                  1,062
           MFS Total Return Portfolio                              68,091,192                175,910
           Utility Portfolio                                       39,418,568              3,170,945
           Worldwide High Income Portfolio                         15,353,282              5,259,484
           High-Yield Bond Portfolio                               78,719,186             27,129,016
           Global Bond Portfolio                                   22,823,563              1,375,121
           Corporate Bond Portfolio                                49,338,340               1,252,158
           International Growth & Income Portfolio                178,015,113             115,952,248
           Emerging Markets Portfolio                              26,127,411               8,808,655
           Real Estate Portfolio                                   15,837,388               9,034,362
           "Dogs" of Wall Street Portfolio                         48,062,403               2,142,706
           MFS Mid-Cap Growth Portfolio                            31,999,792               4,767,638
           Cash Management Portfolio                              732,605,807             635,576,743


                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.         FEDERAL INCOME TAXES

           The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.


5.         FISCAL YEAR CHANGE

           Effective December 31, 1999, the Separate Account changed its fiscal year end from November 30 to December 31. Accordingly, the financial statements include the results of operations for the transition period, which are not necessarily indicative of operations for a full year.


           Results for comparable prior period are summarized below.


                                                                      One month ended
                                                                     December 31, 1998
                                                                     -----------------
           Total investment income                                      $  1,524,757
                                                                        ------------

           Net investment loss                                            (1,871,485)

           Net realized gains from securities transactions                 1,182,799

           Change in net unrealized appreciation/depreciation
                     of investments                                      159,575,225
                                                                        ------------

           Increase in net assets from operations                       $158,886,539
                                                                        ============